UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  February 28

Date of reporting period:  August 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
August 31, 2021
Columbia Convertible Securities Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Convertible Securities Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Convertible Securities Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of capital appreciation and current income.
Portfolio management
David King, CFA
Co-Portfolio Manager
Managed Fund since 2010
Yan Jin
Co-Portfolio Manager
Managed Fund since 2006
Grace Lee, CAIA
Co-Portfolio Manager
Managed Fund since October 2020
Average annual total returns (%) (for the period ended August 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/25/87	-0.36	24.37	18.54	13.69
	Including sales charges		-6.09	17.23	17.14	13.01
Advisor Class*		11/08/12	-0.27	24.66	18.84	13.94
Class C	Excluding sales charges	10/21/96	-0.75	23.43	17.65	12.84
	Including sales charges		-1.67	22.43	17.65	12.84
Institutional Class		05/21/99	-0.27	24.63	18.83	13.97
Institutional 2 Class*		11/08/12	-0.24	24.73	18.91	14.03
Institutional 3 Class*		10/01/14	-0.21	24.78	18.96	13.98
Class R*		11/16/11	-0.53	24.00	18.24	13.40
ICE BofA All Convertibles All Qualities Index			1.86	26.68	18.03	13.94
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The ICE BofA All Convertibles All Qualities Index measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Convertible Securities Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2021)
Common Stocks	4.4
Convertible Bonds	78.8
Convertible Preferred Stocks	15.3
Money Market Funds	1.5
Warrants	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	7.3
Consumer Discretionary	9.8
Energy	3.7
Financials	3.2
Health Care	20.1
Industrials	8.6
Information Technology	19.5
Utilities	27.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Convertible Securities Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	996.40	1,019.87	5.60	5.66	1.10
Advisor Class	1,000.00	1,000.00	997.30	1,021.15	4.33	4.38	0.85
Class C	1,000.00	1,000.00	992.50	1,016.05	9.39	9.50	1.85
Institutional Class	1,000.00	1,000.00	997.30	1,021.15	4.33	4.38	0.85
Institutional 2 Class	1,000.00	1,000.00	997.60	1,021.45	4.02	4.07	0.79
Institutional 3 Class	1,000.00	1,000.00	997.90	1,021.66	3.82	3.86	0.75
Class R	1,000.00	1,000.00	994.70	1,018.65	6.81	6.89	1.34
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Convertible Securities Fund | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 4.4%
Issuer	Shares	Value ($)
Communication Services 0.5%
Media 0.5%
ViacomCBS, Inc., Class B	325,000	13,471,250
Total Communication Services		13,471,250
Consumer Discretionary 0.7%
Specialty Retail 0.7%
Dick’s Sporting Goods, Inc.	125,000	17,601,250
Total Consumer Discretionary		17,601,250
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Ascent Resources, Class B(a),(b),(c),(d)	10,248,729	2,295,715
Chesapeake Energy Corp.	3,990	222,682
Pioneer Natural Resources Co.	110,000	16,463,700
Total		18,982,097
Total Energy		18,982,097
Information Technology 2.5%
Semiconductors & Semiconductor Equipment 2.5%
Broadcom, Inc.	92,500	45,991,925
Microchip Technology, Inc.	120,000	18,883,200
Total		64,875,125
Total Information Technology		64,875,125
Total Common Stocks (Cost $78,657,253)		114,929,722

Convertible Bonds(e) 78.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 1.9%
American Airlines Group, Inc.
07/01/2025	6.500%	9,880,000	14,783,444
Southwest Airlines Co.
05/01/2025	1.250%	23,900,000	34,834,250
Total			49,617,694
Automotive 1.4%
Ford Motor Co.(f),(g)
03/15/2026	0.000%	25,000,000	25,939,670
NIO, Inc.(f)
02/01/2027	0.500%	12,850,000	10,665,500
Total			36,605,170
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 3.1%
Cable One, Inc.(f)
03/15/2028	1.125%	14,000,000	15,144,903
DISH Network Corp.
Subordinated
08/15/2026	3.375%	41,950,000	43,758,206
Liberty Broadband Corp.(f)
09/30/2050	2.750%	20,000,000	22,184,558
Total			81,087,667
Consumer Cyclical Services 9.0%
Airbnb, Inc.(f),(g)
03/15/2026	0.000%	27,000,000	25,948,235
Alarm.com Holdings, Inc.(f),(g)
01/15/2026	0.000%	15,000,000	13,777,520
Etsy, Inc.(f)
06/15/2028	0.250%	40,000,000	45,633,345
Liberty TripAdvisor Holdings, Inc.(f)
06/30/2051	0.500%	27,800,000	23,277,950
Lyft, Inc.
05/15/2025	1.500%	15,800,000	22,459,088
Match Group FinanceCo 3, Inc.(f)
01/15/2030	2.000%	19,000,000	33,962,500
RealReal, Inc. (The)(f)
03/01/2028	1.000%	15,000,000	12,106,500
Redfin Corp.(f)
04/01/2027	0.500%	19,750,000	17,464,512
Upwork, Inc.(f)
08/15/2026	0.250%	15,800,000	15,949,172
Zillow Group, Inc.
05/15/2025	2.750%	15,000,000	24,637,500
Total			235,216,322
Consumer Products 1.4%
Callaway Golf Co.
05/01/2026	2.750%	7,000,000	12,376,710
LCI Industries(f)
05/15/2026	1.125%	12,344,000	13,132,287
Winnebago Industries, Inc.
04/01/2025	1.500%	9,000,000	11,615,781
Total			37,124,778
Diversified Manufacturing 2.1%
Bloom Energy Corp.
08/15/2025	2.500%	7,500,000	11,278,500
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Convertible Securities Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enphase Energy, Inc.(f),(g)
03/01/2026	0.000%	18,100,000	17,582,673
Greenbrier Companies, Inc. (The)(f)
04/15/2028	2.875%	13,018,000	13,783,078
Itron, Inc.(f),(g)
03/15/2026	0.000%	14,000,000	13,400,130
Total			56,044,381
Food and Beverage 1.2%
Beyond Meat, Inc.(f),(g)
03/15/2027	0.000%	19,940,000	18,125,739
Chefs’ Warehouse, Inc. (The)
12/01/2024	1.875%	11,000,000	11,247,500
Chefs’ Warehouse, Inc. (The)(f)
12/01/2024	1.875%	2,000,000	2,028,524
Total			31,401,763
Health Care 5.4%
Accolade, Inc.(f)
04/01/2026	0.500%	12,550,000	14,624,575
CONMED Corp.
02/01/2024	2.625%	8,000,000	12,396,028
DexCom, Inc.
12/01/2023	0.750%	8,000,000	25,745,000
Exact Sciences Corp.
03/01/2028	0.375%	23,900,000	27,002,506
Invacare Corp.
11/15/2024	5.000%	2,257,000	2,179,585
NeoGenomics, Inc.
01/15/2028	0.250%	14,450,000	14,429,104
Novavax, Inc.
02/01/2023	3.750%	7,500,000	14,610,150
SmileDirectClub, Inc.(f),(g)
02/01/2026	0.000%	15,800,000	11,050,520
Tandem Diabetes Care, Inc.(f)
05/01/2025	1.500%	16,000,000	19,785,602
Total			141,823,070
Independent Energy 0.5%
Chesapeake Energy Escrow(a),(d)
09/15/2026	0.000%	10,200,000	0
EQT Corp.
05/01/2026	1.750%	9,000,000	13,209,843
Total			13,209,843
Leisure 3.9%
Live Nation Entertainment, Inc.
03/15/2023	2.500%	13,800,000	19,096,440
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp Ltd.
08/01/2025	5.375%	24,000,000	39,468,000
Royal Caribbean Cruises Ltd.
06/15/2023	4.250%	32,500,000	43,752,800
Total			102,317,240
Media and Entertainment 3.6%
fuboTV, Inc.(f)
02/15/2026	3.250%	18,000,000	17,298,042
Magnite, Inc.(f)
03/15/2026	0.250%	15,000,000	12,731,374
Snap, Inc.
08/01/2026	0.750%	13,580,000	45,509,708
Zynga, Inc.
06/01/2024	0.250%	14,300,000	17,561,830
Total			93,100,954
Metals and Mining 1.7%
Allegheny Technologies, Inc.
06/15/2025	3.500%	9,480,000	13,259,928
Ivanhoe Mines Ltd.(f)
04/15/2026	2.500%	12,000,000	15,735,314
Livent Corp.
07/15/2025	4.125%	5,000,000	14,881,250
Total			43,876,492
Other Financial Institutions 2.1%
MP Materials Corp.(f)
04/01/2026	0.250%	17,810,000	18,081,215
Opendoor Technologies, Inc.(f)
08/15/2026	0.250%	19,750,000	22,021,250
Repay Holdings Corp.(f),(g)
02/01/2026	0.000%	14,000,000	13,495,187
Total			53,597,652
Other Industry 1.8%
Chegg, Inc.
03/15/2025	0.125%	13,000,000	22,058,299
K12, Inc.(f)
09/01/2027	1.125%	14,000,000	13,451,200
KBR, Inc.
11/01/2023	2.500%	8,000,000	12,740,000
Total			48,249,499
Other REIT 0.6%
Pebblebrook Hotel Trust
12/15/2026	1.750%	13,000,000	14,368,457

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pharmaceuticals 8.2%
Aerie Pharmaceuticals, Inc.
10/01/2024	1.500%		14,000,000	13,667,500
Apellis Pharmaceuticals, Inc.
09/15/2026	3.500%		7,000,000	13,448,750
Bridgebio Pharma, Inc.(f)
02/01/2029	2.250%		15,000,000	13,282,220
Canopy Growth Corp.(f)
07/15/2023	4.250%	CAD	13,000,000	10,203,885
Clovis Oncology, Inc.
05/01/2025	1.250%		21,000,000	15,222,328
Esperion Therapeutics, Inc.(f)
11/15/2025	4.000%		15,900,000	10,365,572
Guardant Health, Inc.(f),(g)
11/15/2027	0.000%		12,850,000	14,965,062
Halozyme Therapeutics, Inc.(f)
03/01/2027	0.250%		20,000,000	18,203,243
Insmed, Inc.
06/01/2028	0.750%		25,000,000	26,928,344
Intercept Pharmaceuticals, Inc.(f)
02/15/2026	3.500%		20,593,000	20,537,711
Jazz Investments I Ltd.
06/15/2026	2.000%		13,000,000	14,934,735
Kadmon Holdings, Inc.(f)
02/15/2027	3.625%		11,850,000	13,375,149
Livongo Health, Inc.
06/01/2025	0.875%		12,350,000	17,636,495
Radius Health, Inc.
09/01/2024	3.000%		12,000,000	10,645,295
Total				213,416,289
Restaurants 1.0%
Cheesecake Factory, Inc. (The)
06/15/2026	0.375%		14,800,000	13,836,835
Shake Shack, Inc.(f),(g)
03/01/2028	0.000%		15,000,000	13,316,642
Total				27,153,477
Retail REIT 0.5%
Kite Realty Group LP(f)
04/01/2027	0.750%		12,500,000	12,496,211
Retailers 3.1%
Burlington Stores, Inc.
04/15/2025	2.250%		12,500,000	18,787,206
Under Armour, Inc.
06/01/2024	1.500%		6,420,000	13,474,769
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vroom, Inc.(f)
07/01/2026	0.750%	15,800,000	13,249,312
Wayfair, Inc.
08/15/2026	1.000%	18,000,000	36,026,654
Total			81,537,941
Technology 26.3%
1Life Healthcare, Inc.
06/15/2025	3.000%	14,800,000	14,504,000
2U, Inc.
05/01/2025	2.250%	9,000,000	13,481,052
Akamai Technologies, Inc.
09/01/2027	0.375%	27,950,000	31,880,469
Atlassian, Inc.
05/01/2023	0.625%	4,000,000	17,860,000
Avalara, Inc.(f)
08/01/2026	0.250%	24,667,000	25,793,949
Bandwidth, Inc.(f)
04/01/2028	0.500%	17,500,000	15,705,127
Bill.com Holdings, Inc.(f),(g)
12/01/2025	0.000%	16,000,000	29,016,205
Blackline, Inc.(f),(g)
03/15/2026	0.000%	20,000,000	18,988,000
Box, Inc.(f),(g)
01/15/2026	0.000%	12,000,000	14,250,000
Coupa Software, Inc.
06/15/2025	0.125%	11,850,000	19,479,030
Datadog, Inc.
06/15/2025	0.125%	12,000,000	19,400,400
Dropbox, Inc.(f),(g)
03/01/2028	0.000%	23,500,000	26,498,236
Everbridge, Inc.(f),(g)
03/15/2026	0.000%	15,000,000	16,534,867
IMAX Corp.(f)
04/01/2026	0.500%	14,900,000	13,294,512
LivePerson, Inc.(f),(g)
12/15/2026	0.000%	14,000,000	15,119,220
Lumentum Holdings, Inc.
12/15/2026	0.500%	18,950,000	21,272,645
MACOM Technology Solutions Holdings, Inc.(f)
03/15/2026	0.250%	19,864,000	20,192,447
MongoDB, Inc.
01/15/2026	0.250%	7,900,000	15,419,813
Okta, Inc.
06/15/2026	0.375%	25,000,000	32,666,858
ON Semiconductor Corp.
10/15/2023	1.625%	7,400,000	16,090,375

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Convertible Securities Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palo Alto Networks, Inc.
06/01/2025	0.375%	36,000,000	57,754,933
RingCentral, Inc.(f),(g)
03/15/2026	0.000%	24,700,000	23,912,687
ServiceNow, Inc.(g)
06/01/2022	0.000%	3,000,000	14,312,250
Shift4 Payments, Inc.(f)
08/01/2027	0.500%	23,700,000	24,145,560
Shopify, Inc.
11/01/2025	0.125%	10,000,000	13,209,000
SMART Global Holdings, Inc.
02/15/2026	2.250%	9,000,000	12,510,000
Splunk, Inc.
09/15/2025	1.125%	17,800,000	22,355,230
Square, Inc.
03/01/2025	0.125%	27,000,000	60,597,919
Teradyne, Inc.
12/15/2023	1.250%	3,000,000	11,416,875
Tyler Technologies, Inc.(f)
03/15/2026	0.250%	13,800,000	15,562,735
Verint Systems, Inc.(f)
04/15/2026	0.250%	13,860,000	13,457,478
Zscaler, Inc.
07/01/2025	0.125%	11,850,000	22,757,716
Total			689,439,588
Total Convertible Bonds (Cost $1,760,525,595)			2,061,684,488

Convertible Preferred Stocks 15.2%
Issuer		Shares	Value ($)
Communication Services 0.9%
Diversified Telecommunication Services 0.9%
2020 Cash Mandatory Exchangeable Trust(f)	5.250%	20,000	23,816,402
Total Communication Services			23,816,402
Consumer Discretionary 1.3%
Auto Components 0.7%
Aptiv PLC	5.500%	105,000	18,034,800
Internet & Direct Marketing Retail 0.6%
2020 Mandatory Exchangeable Trust(f)	6.500%	7,500	14,657,453
Total Consumer Discretionary			32,692,253
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financials 0.6%
Capital Markets 0.6%
KKR & Co., Inc.	6.000%	200,000	16,402,000
Total Financials			16,402,000
Health Care 3.9%
Health Care Equipment & Supplies 3.2%
Becton Dickinson and Co.	6.000%	250,000	13,670,000
Boston Scientific Corp.	5.500%	150,000	18,000,000
Danaher Corp.	4.750%	24,000	52,123,585
Total			83,793,585
Life Sciences Tools & Services 0.7%
Avantor, Inc.	6.250%	160,000	19,412,800
Total Health Care			103,206,385
Industrials 1.7%
Construction & Engineering 0.5%
Fluor Corp.	6.500%	12,350	12,546,616
Machinery 0.5%
Stanley Black & Decker, Inc.	5.250%	110,000	12,576,300
Professional Services 0.7%
Clarivate PLC	5.250%	200,000	19,172,000
Total Industrials			44,294,916
Information Technology 1.3%
Electronic Equipment, Instruments & Components 0.8%
II-VI, Inc.	6.000%	78,000	20,811,180
IT Services 0.5%
Sabre Corp.	6.500%	100,000	14,330,000
Total Information Technology			35,141,180
Utilities 5.5%
Electric Utilities 2.6%
American Electric Power Co., Inc.	6.125%	380,000	20,175,230
NextEra Energy, Inc.	6.219%	900,000	48,510,000
Total			68,685,230

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 2.9%
Algonquin Power & Utilities Corp.	7.750%	400,000	19,936,119
DTE Energy Co.	6.250%	500,000	25,790,000
NiSource, Inc.	7.750%	277,200	28,698,516
Total			74,424,635
Total Utilities			143,109,865
Total Convertible Preferred Stocks (Cost $326,837,506)			398,663,001

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.(b)	7,528	177,510
Total Energy		177,510
Total Warrants (Cost $131,740)		177,510

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(h),(i)	39,802,330	39,798,350
Total Money Market Funds (Cost $39,798,340)		39,798,350
Total Investments in Securities (Cost: $2,205,950,434)		2,615,253,071
Other Assets & Liabilities, Net		1,947,802
Net Assets		2,617,200,873

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2021, the total value of these securities amounted to $2,295,715, which represents 0.09% of total net assets.
(b)	Non-income producing investment.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At August 31, 2021, the total market value of these securities amounted to $2,295,715, which represents 0.09% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014—11/15/2016	10,248,729	358,011	2,295,715

(d)	Valuation based on significant unobservable inputs.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2021, the total value of these securities amounted to $949,320,960, which represents 36.27% of total net assets.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Convertible Securities Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	37,266,947	426,026,916	(423,495,513)	—	39,798,350	—	4,261	39,802,330
Currency Legend
CAD	Canada Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	13,471,250	—	—	13,471,250
Consumer Discretionary	17,601,250	—	—	17,601,250
Energy	16,686,382	—	2,295,715	18,982,097
Information Technology	64,875,125	—	—	64,875,125
Total Common Stocks	112,634,007	—	2,295,715	114,929,722
Convertible Bonds	—	2,061,684,488	0*	2,061,684,488
Convertible Preferred Stocks
Communication Services	—	23,816,402	—	23,816,402
Consumer Discretionary	—	32,692,253	—	32,692,253
Financials	—	16,402,000	—	16,402,000
Health Care	—	103,206,385	—	103,206,385
Industrials	—	44,294,916	—	44,294,916
Information Technology	—	35,141,180	—	35,141,180
Utilities	—	143,109,865	—	143,109,865
Total Convertible Preferred Stocks	—	398,663,001	—	398,663,001
Warrants
Energy	177,510	—	—	177,510
Total Warrants	177,510	—	—	177,510
Money Market Funds	39,798,350	—	—	39,798,350
Total Investments in Securities	152,609,867	2,460,347,489	2,295,715	2,615,253,071

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Convertible Securities Fund | Semiannual Report 2021

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,166,152,094)	$2,575,454,721
Affiliated issuers (cost $39,798,340)	39,798,350
Receivable for:
Investments sold	11,547,287
Capital shares sold	2,156,168
Dividends	2,407,103
Interest	4,364,462
Foreign tax reclaims	35,305
Prepaid expenses	28,440
Other assets	31,286
Total assets	2,635,823,122
Liabilities
Payable for:
Investments purchased	15,527,887
Capital shares purchased	2,614,032
Management services fees	52,165
Distribution and/or service fees	6,298
Transfer agent fees	213,204
Compensation of board members	183,960
Compensation of chief compliance officer	262
Other expenses	24,441
Total liabilities	18,622,249
Net assets applicable to outstanding capital stock	$2,617,200,873
Represented by
Paid in capital	1,933,596,966
Total distributable earnings (loss)	683,603,907
Total - representing net assets applicable to outstanding capital stock	$2,617,200,873
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2021	13

Statement of Assets and Liabilities  (continued)
August 31, 2021 (Unaudited)
Class A
Net assets	$531,061,646
Shares outstanding	18,039,738
Net asset value per share	$29.44
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$31.24
Advisor Class
Net assets	$235,134,364
Shares outstanding	7,884,265
Net asset value per share	$29.82
Class C
Net assets	$95,978,606
Shares outstanding	3,277,367
Net asset value per share	$29.29
Institutional Class
Net assets	$1,377,035,155
Shares outstanding	46,675,390
Net asset value per share	$29.50
Institutional 2 Class
Net assets	$250,836,000
Shares outstanding	8,422,058
Net asset value per share	$29.78
Institutional 3 Class
Net assets	$125,413,884
Shares outstanding	4,169,218
Net asset value per share	$30.08
Class R
Net assets	$1,741,218
Shares outstanding	59,222
Net asset value per share	$29.40
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Convertible Securities Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,711,107
Dividends — affiliated issuers	4,261
Interest	13,719,131
Foreign taxes withheld	(52,958)
Total income	24,381,541
Expenses:
Management services fees	9,729,126
Distribution and/or service fees
Class A	702,833
Class C	492,646
Class R	4,975
Transfer agent fees
Class A	280,627
Advisor Class	117,916
Class C	49,178
Institutional Class	700,347
Institutional 2 Class	67,812
Institutional 3 Class	4,324
Class R	992
Compensation of board members	46,001
Custodian fees	7,840
Printing and postage fees	44,757
Registration fees	96,984
Audit fees	14,951
Legal fees	20,033
Interest on interfund lending	17
Compensation of chief compliance officer	244
Other	22,697
Total expenses	12,404,300
Fees waived by transfer agent
Institutional 2 Class	(19,475)
Institutional 3 Class	(4,324)
Total net expenses	12,380,501
Net investment income	12,001,040
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	268,642,050
Foreign currency translations	(2,335)
Net realized gain	268,639,715
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(291,323,416)
Foreign currency translations	(97)
Net change in unrealized appreciation (depreciation)	(291,323,513)
Net realized and unrealized loss	(22,683,798)
Net decrease in net assets resulting from operations	$(10,682,758)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2021	15

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment income	$12,001,040	$28,349,296
Net realized gain	268,639,715	300,282,162
Net change in unrealized appreciation (depreciation)	(291,323,513)	587,265,821
Net increase (decrease) in net assets resulting from operations	(10,682,758)	915,897,279
Distributions to shareholders
Net investment income and net realized gains
Class A	(42,910,059)	(38,032,859)
Advisor Class	(17,733,525)	(13,691,173)
Class C	(7,191,149)	(6,282,964)
Institutional Class	(108,543,385)	(89,500,632)
Institutional 2 Class	(18,890,988)	(15,028,718)
Institutional 3 Class	(10,269,705)	(11,719,287)
Class R	(147,680)	(148,888)
Total distributions to shareholders	(205,686,491)	(174,404,521)
Increase in net assets from capital stock activity	141,117,717	520,485,072
Total increase (decrease) in net assets	(75,251,532)	1,261,977,830
Net assets at beginning of period	2,692,452,405	1,430,474,575
Net assets at end of period	$2,617,200,873	$2,692,452,405
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Convertible Securities Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,789,850	54,241,862	6,543,092	173,145,914
Distributions reinvested	1,138,197	32,810,193	1,082,242	28,390,322
Redemptions	(3,130,239)	(93,883,253)	(3,750,317)	(94,419,226)
Net increase (decrease)	(202,192)	(6,831,198)	3,875,017	107,117,010
Advisor Class
Subscriptions	2,242,687	68,908,791	6,386,815	165,750,916
Distributions reinvested	606,523	17,711,162	516,718	13,673,496
Redemptions	(2,129,062)	(64,680,770)	(3,990,143)	(105,096,614)
Net increase	720,148	21,939,183	2,913,390	74,327,798
Class C
Subscriptions	331,159	10,015,405	872,680	23,594,239
Distributions reinvested	224,276	6,429,206	212,100	5,561,428
Redemptions	(417,955)	(12,508,116)	(777,420)	(20,202,251)
Net increase	137,480	3,936,495	307,360	8,953,416
Institutional Class
Subscriptions	7,164,070	217,978,367	22,020,514	567,098,429
Distributions reinvested	3,054,953	88,256,887	2,774,980	72,707,106
Redemptions	(7,244,688)	(218,314,300)	(14,229,664)	(342,844,211)
Net increase	2,974,335	87,920,954	10,565,830	296,961,324
Institutional 2 Class
Subscriptions	2,130,221	65,781,717	5,669,172	137,402,149
Distributions reinvested	598,169	17,442,948	541,539	14,289,446
Redemptions	(1,582,028)	(48,116,155)	(3,068,757)	(78,794,981)
Net increase	1,146,362	35,108,510	3,141,954	72,896,614
Institutional 3 Class
Subscriptions	394,160	12,205,022	1,211,550	33,087,799
Distributions reinvested	346,342	10,202,143	454,489	11,715,180
Redemptions	(758,413)	(23,128,137)	(3,182,103)	(84,192,126)
Net decrease	(17,911)	(720,972)	(1,516,064)	(39,389,147)
Class R
Subscriptions	14,741	435,709	33,070	829,134
Distributions reinvested	3,650	105,087	4,052	105,544
Redemptions	(26,030)	(776,051)	(56,385)	(1,316,621)
Net decrease	(7,639)	(235,255)	(19,263)	(381,943)
Total net increase	4,750,583	141,117,717	19,268,224	520,485,072
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2021	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$32.01	0.11	(0.28)	(0.17)	(0.11)	(2.29)	(2.40)
Year Ended 2/28/2021	$22.09	0.34	11.92	12.26	(0.44)	(1.90)	(2.34)
Year Ended 2/29/2020	$20.92	0.39	2.18	2.57	(0.50)	(0.90)	(1.40)
Year Ended 2/28/2019	$20.41	0.39	1.11	1.50	(0.40)	(0.59)	(0.99)
Year Ended 2/28/2018	$18.64	0.43	1.89	2.32	(0.55)	—	(0.55)
Year Ended 2/28/2017	$15.07	0.47	3.52	3.99	(0.42)	—	(0.42)
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$32.40	0.15	(0.30)	(0.15)	(0.14)	(2.29)	(2.43)
Year Ended 2/28/2021	$22.34	0.41	12.06	12.47	(0.51)	(1.90)	(2.41)
Year Ended 2/29/2020	$21.14	0.45	2.20	2.65	(0.55)	(0.90)	(1.45)
Year Ended 2/28/2019	$20.61	0.44	1.13	1.57	(0.45)	(0.59)	(1.04)
Year Ended 2/28/2018	$18.82	0.48	1.90	2.38	(0.59)	—	(0.59)
Year Ended 2/28/2017	$15.21	0.50	3.57	4.07	(0.46)	—	(0.46)
Class C
Six Months Ended 8/31/2021 (Unaudited)	$31.88	(0.00)(f)	(0.29)	(0.29)	(0.01)	(2.29)	(2.30)
Year Ended 2/28/2021	$22.00	0.15	11.89	12.04	(0.26)	(1.90)	(2.16)
Year Ended 2/29/2020	$20.84	0.23	2.17	2.40	(0.34)	(0.90)	(1.24)
Year Ended 2/28/2019	$20.33	0.23	1.12	1.35	(0.25)	(0.59)	(0.84)
Year Ended 2/28/2018	$18.57	0.29	1.87	2.16	(0.40)	—	(0.40)
Year Ended 2/28/2017	$15.02	0.34	3.50	3.84	(0.29)	—	(0.29)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$32.08	0.15	(0.29)	(0.14)	(0.15)	(2.29)	(2.44)
Year Ended 2/28/2021	$22.13	0.41	11.95	12.36	(0.51)	(1.90)	(2.41)
Year Ended 2/29/2020	$20.96	0.45	2.17	2.62	(0.55)	(0.90)	(1.45)
Year Ended 2/28/2019	$20.44	0.44	1.12	1.56	(0.45)	(0.59)	(1.04)
Year Ended 2/28/2018	$18.67	0.48	1.88	2.36	(0.59)	—	(0.59)
Year Ended 2/28/2017	$15.10	0.51	3.52	4.03	(0.46)	—	(0.46)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$32.36	0.16	(0.30)	(0.14)	(0.15)	(2.29)	(2.44)
Year Ended 2/28/2021	$22.31	0.43	12.04	12.47	(0.52)	(1.90)	(2.42)
Year Ended 2/29/2020	$21.12	0.47	2.18	2.65	(0.56)	(0.90)	(1.46)
Year Ended 2/28/2019	$20.59	0.45	1.14	1.59	(0.47)	(0.59)	(1.06)
Year Ended 2/28/2018	$18.80	0.50	1.90	2.40	(0.61)	—	(0.61)
Year Ended 2/28/2017	$15.20	0.52	3.55	4.07	(0.47)	—	(0.47)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Convertible Securities Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$29.44	(0.36%)	1.10%(c),(d)	1.10%(c),(d)	0.72%(c)	49%	$531,062
Year Ended 2/28/2021	$32.01	58.37%	1.12%(d)	1.12%(d),(e)	1.32%	98%	$584,015
Year Ended 2/29/2020	$22.09	12.55%	1.17%(d)	1.12%(d),(e)	1.81%	74%	$317,365
Year Ended 2/28/2019	$20.92	7.70%	1.20%(d)	1.13%(d),(e)	1.88%	60%	$286,075
Year Ended 2/28/2018	$20.41	12.65%	1.22%	1.12%(e)	2.21%	67%	$248,052
Year Ended 2/28/2017	$18.64	26.68%	1.25%	1.13%(e)	2.73%	72%	$289,232
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$29.82	(0.27%)	0.85%(c),(d)	0.85%(c),(d)	0.97%(c)	49%	$235,134
Year Ended 2/28/2021	$32.40	58.75%	0.88%(d)	0.88%(d),(e)	1.55%	98%	$232,118
Year Ended 2/29/2020	$22.34	12.84%	0.92%(d)	0.87%(d),(e)	2.06%	74%	$94,945
Year Ended 2/28/2019	$21.14	7.99%	0.95%(d)	0.88%(d),(e)	2.15%	60%	$51,487
Year Ended 2/28/2018	$20.61	12.91%	0.97%	0.87%(e)	2.43%	67%	$18,432
Year Ended 2/28/2017	$18.82	27.00%	1.00%	0.88%(e)	2.95%	72%	$11,789
Class C
Six Months Ended 8/31/2021 (Unaudited)	$29.29	(0.75%)	1.85%(c),(d)	1.85%(c),(d)	(0.02%)(c)	49%	$95,979
Year Ended 2/28/2021	$31.88	57.20%	1.87%(d)	1.87%(d),(e)	0.59%	98%	$100,101
Year Ended 2/29/2020	$22.00	11.71%	1.92%(d)	1.87%(d),(e)	1.06%	74%	$62,313
Year Ended 2/28/2019	$20.84	6.92%	1.95%(d)	1.88%(d),(e)	1.14%	60%	$44,035
Year Ended 2/28/2018	$20.33	11.80%	1.97%	1.87%(e)	1.47%	67%	$40,419
Year Ended 2/28/2017	$18.57	25.70%	2.00%	1.88%(e)	1.98%	72%	$42,161
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$29.50	(0.27%)	0.85%(c),(d)	0.85%(c),(d)	0.98%(c)	49%	$1,377,035
Year Ended 2/28/2021	$32.08	58.81%	0.88%(d)	0.88%(d),(e)	1.57%	98%	$1,401,886
Year Ended 2/29/2020	$22.13	12.81%	0.92%(d)	0.87%(d),(e)	2.06%	74%	$733,400
Year Ended 2/28/2019	$20.96	8.00%	0.95%(d)	0.88%(d),(e)	2.13%	60%	$544,140
Year Ended 2/28/2018	$20.44	12.91%	0.97%	0.87%(e)	2.49%	67%	$393,240
Year Ended 2/28/2017	$18.67	26.94%	1.00%	0.88%(e)	2.97%	72%	$229,113
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$29.78	(0.24%)	0.80%(c),(d)	0.79%(c),(d)	1.04%(c)	49%	$250,836
Year Ended 2/28/2021	$32.36	58.89%	0.83%(d)	0.81%(d)	1.62%	98%	$235,448
Year Ended 2/29/2020	$22.31	12.88%	0.87%(d)	0.81%(d)	2.13%	74%	$92,233
Year Ended 2/28/2019	$21.12	8.07%	0.89%(d)	0.81%(d)	2.19%	60%	$80,367
Year Ended 2/28/2018	$20.59	13.02%	0.90%	0.80%	2.54%	67%	$49,709
Year Ended 2/28/2017	$18.80	27.08%	0.90%	0.79%	3.02%	72%	$65,291
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2021	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$32.66	0.17	(0.30)	(0.13)	(0.16)	(2.29)	(2.45)
Year Ended 2/28/2021	$22.50	0.45	12.14	12.59	(0.53)	(1.90)	(2.43)
Year Ended 2/29/2020	$21.28	0.48	2.21	2.69	(0.57)	(0.90)	(1.47)
Year Ended 2/28/2019	$20.74	0.47	1.14	1.61	(0.48)	(0.59)	(1.07)
Year Ended 2/28/2018	$18.94	0.51	1.91	2.42	(0.62)	—	(0.62)
Year Ended 2/28/2017	$15.31	0.53	3.58	4.11	(0.48)	—	(0.48)
Class R
Six Months Ended 8/31/2021 (Unaudited)	$31.98	0.07	(0.29)	(0.22)	(0.07)	(2.29)	(2.36)
Year Ended 2/28/2021	$22.06	0.29	11.91	12.20	(0.38)	(1.90)	(2.28)
Year Ended 2/29/2020	$20.90	0.34	2.16	2.50	(0.44)	(0.90)	(1.34)
Year Ended 2/28/2019	$20.39	0.33	1.12	1.45	(0.35)	(0.59)	(0.94)
Year Ended 2/28/2018	$18.62	0.38	1.89	2.27	(0.50)	—	(0.50)
Year Ended 2/28/2017	$15.06	0.42	3.51	3.93	(0.37)	—	(0.37)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Convertible Securities Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$30.08	(0.21%)	0.75%(c),(d)	0.75%(c),(d)	1.08%(c)	49%	$125,414
Year Ended 2/28/2021	$32.66	58.95%	0.78%(d)	0.77%(d)	1.74%	98%	$136,747
Year Ended 2/29/2020	$22.50	12.97%	0.82%(d)	0.77%(d)	2.17%	74%	$128,319
Year Ended 2/28/2019	$21.28	8.11%	0.84%(d)	0.76%(d)	2.25%	60%	$100,142
Year Ended 2/28/2018	$20.74	13.03%	0.85%	0.75%	2.58%	67%	$90,655
Year Ended 2/28/2017	$18.94	27.14%	0.85%	0.74%	3.06%	72%	$1,269
Class R
Six Months Ended 8/31/2021 (Unaudited)	$29.40	(0.53%)	1.34%(c),(d)	1.34%(c),(d)	0.46%(c)	49%	$1,741
Year Ended 2/28/2021	$31.98	58.04%	1.37%(d)	1.37%(d),(e)	1.13%	98%	$2,138
Year Ended 2/29/2020	$22.06	12.23%	1.42%(d)	1.37%(d),(e)	1.56%	74%	$1,900
Year Ended 2/28/2019	$20.90	7.44%	1.45%(d)	1.38%(d),(e)	1.63%	60%	$2,337
Year Ended 2/28/2018	$20.39	12.38%	1.47%	1.37%(e)	1.97%	67%	$3,031
Year Ended 2/28/2017	$18.62	26.32%	1.50%	1.38%(e)	2.44%	72%	$3,240
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2021	21

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the
22	Columbia Convertible Securities Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions
Columbia Convertible Securities Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
24	Columbia Convertible Securities Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. Effective July 1, 2021, the management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. Prior to July 1, 2021, the management services fee was equal to a percentage of the Fund’s daily net assets that declined from 0.82% to 0.67% as the Funds’s net assets increased. The annualized effective management services fee rate for the six months ended August 31, 2021 was 0.73% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through June 30, 2022, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
Columbia Convertible Securities Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
For the six months ended August 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class R	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	442,641
Class C	—	1.00(b)	2,073

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Convertible Securities Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2021 through June 30, 2022	Prior to July 1, 2021
Class A	1.12%	1.13%
Advisor Class	0.87	0.88
Class C	1.87	1.88
Institutional Class	0.87	0.88
Institutional 2 Class	0.81	0.81
Institutional 3 Class	0.77	0.77
Class R	1.37	1.38
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitments, effective through June 30, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,205,950,000	458,642,000	(49,339,000)	409,303,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Convertible Securities Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,293,523,376 and $1,390,562,868, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	900,000	0.70	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
28	Columbia Convertible Securities Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The Fund had no borrowings during the six months ended August 31, 2021.
Note 9. Significant risks
Convertible securities risk
Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities
Columbia Convertible Securities Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At August 31, 2021, two unaffiliated shareholders of record owned 25.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 23.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Convertible Securities Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Convertible Securities Fund | Semiannual Report 2021	31

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
32	Columbia Convertible Securities Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than or equal to the 60th percentile of the Fund’s peer universe. The Board also considered the benefits of the proposed additional breakpoints to the Fund’s current fee rate schedule (the Proposed Additional Breakpoints).
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Columbia Convertible Securities Fund | Semiannual Report 2021	33

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. In this regard, the Board noted the Proposed Additional Breakpoints.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34	Columbia Convertible Securities Fund | Semiannual Report 2021

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Columbia Convertible Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR134_02_L01_(10/21)

SemiAnnual Report
August 31, 2021
Columbia Select Large Cap Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Select Large Cap Equity Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Large Cap Equity Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2014
Tiffany Wade
Co-Portfolio Manager
Managed Fund since 2019
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/02/99	20.28	31.39	17.96	15.89
	Including sales charges		13.39	23.86	16.58	15.20
Advisor Class*		07/05/17	20.43	31.64	18.25	16.18
Class C	Excluding sales charges	08/02/99	19.78	30.37	17.08	15.02
	Including sales charges		18.78	29.37	17.08	15.02
Institutional Class		10/02/98	20.44	31.68	18.27	16.19
Institutional 2 Class*		11/08/12	20.50	31.80	18.35	16.28
Institutional 3 Class*		03/01/17	20.45	31.84	18.40	16.25
S&P 500 Index			19.52	31.17	18.02	16.34
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2021)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	10.1
Consumer Discretionary	12.8
Consumer Staples	5.4
Energy	2.1
Financials	12.0
Health Care	14.3
Industrials	8.7
Information Technology	30.2
Real Estate	1.6
Utilities	2.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,202.80	1,021.45	4.43	4.07	0.79
Advisor Class	1,000.00	1,000.00	1,204.30	1,022.73	3.03	2.78	0.54
Class C	1,000.00	1,000.00	1,197.80	1,017.63	8.62	7.92	1.54
Institutional Class	1,000.00	1,000.00	1,204.40	1,022.73	3.03	2.78	0.54
Institutional 2 Class	1,000.00	1,000.00	1,205.00	1,023.14	2.58	2.37	0.46
Institutional 3 Class	1,000.00	1,000.00	1,204.50	1,023.39	2.30	2.11	0.41
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 10.1%
Entertainment 1.5%
Electronic Arts, Inc.	146,574	21,284,011
Interactive Media & Services 6.4%
Alphabet, Inc., Class C(a)	31,661	92,109,448
Media 2.2%
Comcast Corp., Class A	540,133	32,775,270
Total Communication Services		146,168,729
Consumer Discretionary 12.7%
Automobiles 0.9%
General Motors Co.(a)	278,055	13,627,476
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.(a)	20,832	72,303,497
Multiline Retail 1.4%
Target Corp.	80,554	19,895,227
Specialty Retail 5.4%
Gap, Inc. (The)	518,984	13,872,442
Home Depot, Inc. (The)	87,373	28,499,325
TJX Companies, Inc. (The)	252,986	18,397,142
Ulta Beauty, Inc.(a)	44,671	17,301,525
Total		78,070,434
Total Consumer Discretionary		183,896,634
Consumer Staples 5.3%
Food Products 1.4%
Mondelez International, Inc., Class A	334,895	20,786,932
Household Products 2.2%
Procter & Gamble Co. (The)	222,543	31,687,898
Tobacco 1.7%
Philip Morris International, Inc.	240,496	24,771,088
Total Consumer Staples		77,245,918
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
ConocoPhillips Co.	292,553	16,245,468
Pioneer Natural Resources Co.	89,848	13,447,550
Total		29,693,018
Total Energy		29,693,018
Financials 12.0%
Banks 4.2%
Bank of America Corp.	853,786	35,645,566
Popular, Inc.	157,010	11,923,339
Zions Bancorp	212,374	12,296,455
Total		59,865,360
Capital Markets 6.2%
BlackRock, Inc.	29,946	28,247,763
Charles Schwab Corp. (The)	301,820	21,987,587
Intercontinental Exchange, Inc.	140,755	16,824,445
State Street Corp.	249,154	23,148,898
Total		90,208,693
Insurance 1.6%
Allstate Corp. (The)	174,380	23,590,126
Total Financials		173,664,179
Health Care 14.3%
Biotechnology 3.6%
AbbVie, Inc.	224,803	27,151,706
BioMarin Pharmaceutical, Inc.(a)	107,969	9,092,069
Exact Sciences Corp.(a)	65,924	6,881,147
Horizon Therapeutics PLC(a)	75,306	8,139,826
Total		51,264,748
Health Care Equipment & Supplies 3.5%
Medtronic PLC	202,935	27,087,764
Stryker Corp.	86,830	24,060,593
Total		51,148,357
Health Care Providers & Services 1.4%
Anthem, Inc.	54,528	20,455,089
Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.(a)	76,802	19,947,783
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.4%
Eli Lilly & Co.	100,854	26,049,580
Johnson & Johnson	215,763	37,355,048
Total		63,404,628
Total Health Care		206,220,605
Industrials 8.6%
Aerospace & Defense 0.9%
Howmet Aerospace, Inc.	407,595	12,941,141
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	115,414	22,578,441
Airlines 1.0%
Southwest Airlines Co.(a)	291,952	14,533,371
Building Products 1.3%
Trane Technologies PLC	97,666	19,386,701
Electrical Equipment 1.1%
AMETEK, Inc.	114,834	15,613,979
Machinery 1.2%
AGCO Corp.	132,118	18,182,079
Road & Rail 1.5%
Union Pacific Corp.	99,119	21,492,964
Total Industrials		124,728,676
Information Technology 30.1%
Communications Equipment 2.0%
Cisco Systems, Inc.	504,202	29,758,002
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity Ltd.	137,628	20,674,478
IT Services 4.4%
Fiserv, Inc.(a)	172,171	20,280,022
MasterCard, Inc., Class A	82,455	28,548,395
Square, Inc., Class A(a)	54,628	14,644,128
Total		63,472,545
Semiconductors & Semiconductor Equipment 6.7%
Applied Materials, Inc.	155,840	21,058,659
Broadcom, Inc.	53,610	26,655,428
NVIDIA Corp.	129,224	28,926,792
NXP Semiconductors NV	91,500	19,684,395
Total		96,325,274
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.0%
Adobe, Inc.(a)	45,312	30,073,575
Intuit, Inc.	43,640	24,705,040
Microsoft Corp.	345,984	104,445,650
Total		159,224,265
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.(b)	436,570	66,284,423
Total Information Technology		435,738,987
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
Extra Space Storage, Inc.	120,716	22,563,028
Total Real Estate		22,563,028
Utilities 2.8%
Multi-Utilities 2.8%
Ameren Corp.	230,500	20,219,460
DTE Energy Co.	173,818	20,917,258
Total		41,136,718
Total Utilities		41,136,718
Total Common Stocks (Cost $921,356,649)		1,441,056,492

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(c),(d)	8,421,621	8,420,779
Total Money Market Funds (Cost $8,420,668)		8,420,779
Total Investments in Securities (Cost: $929,777,317)		1,449,477,271
Other Assets & Liabilities, Net		(2,452,827)
Net Assets		1,447,024,444

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
At August 31, 2021, securities and/or cash totaling $668,052 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	22	09/2021	USD	4,972,550	45,595	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	28,706,905	151,352,924	(171,638,910)	(140)	8,420,779	140	6,167	8,421,621
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	146,168,729	—	—	146,168,729
Consumer Discretionary	183,896,634	—	—	183,896,634
Consumer Staples	77,245,918	—	—	77,245,918
Energy	29,693,018	—	—	29,693,018
Financials	173,664,179	—	—	173,664,179
Health Care	206,220,605	—	—	206,220,605
Industrials	124,728,676	—	—	124,728,676
Information Technology	435,738,987	—	—	435,738,987
Real Estate	22,563,028	—	—	22,563,028
Utilities	41,136,718	—	—	41,136,718
Total Common Stocks	1,441,056,492	—	—	1,441,056,492
Money Market Funds	8,420,779	—	—	8,420,779
Total Investments in Securities	1,449,477,271	—	—	1,449,477,271
Investments in Derivatives
Asset
Futures Contracts	45,595	—	—	45,595
Total	1,449,522,866	—	—	1,449,522,866
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $921,356,649)	$1,441,056,492
Affiliated issuers (cost $8,420,668)	8,420,779
Receivable for:
Capital shares sold	221,509
Dividends	1,306,713
Expense reimbursement due from Investment Manager	12,685
Prepaid expenses	17,881
Other assets	19,227
Total assets	1,451,055,286
Liabilities
Payable for:
Capital shares purchased	3,722,505
Variation margin for futures contracts	11,670
Management services fees	28,760
Distribution and/or service fees	1,951
Transfer agent fees	68,647
Compensation of board members	183,235
Compensation of chief compliance officer	128
Other expenses	13,946
Total liabilities	4,030,842
Net assets applicable to outstanding capital stock	$1,447,024,444
Represented by
Paid in capital	863,836,454
Total distributable earnings (loss)	583,187,990
Total - representing net assets applicable to outstanding capital stock	$1,447,024,444
Class A
Net assets	$249,391,214
Shares outstanding	12,345,508
Net asset value per share	$20.20
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$21.43
Advisor Class
Net assets	$2,418,732
Shares outstanding	121,334
Net asset value per share	$19.93
Class C
Net assets	$8,651,312
Shares outstanding	477,895
Net asset value per share	$18.10
Institutional Class
Net assets	$228,989,961
Shares outstanding	11,428,204
Net asset value per share	$20.04
Institutional 2 Class
Net assets	$178,727,327
Shares outstanding	8,605,049
Net asset value per share	$20.77
Institutional 3 Class
Net assets	$778,845,898
Shares outstanding	39,529,344
Net asset value per share	$19.70
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,205,320
Dividends — affiliated issuers	6,167
Interfund lending	100
Foreign taxes withheld	(27,233)
Total income	9,184,354
Expenses:
Management services fees	4,980,491
Distribution and/or service fees
Class A	301,695
Class C	41,547
Transfer agent fees
Class A	156,703
Advisor Class	1,464
Class C	5,395
Institutional Class	133,076
Institutional 2 Class	38,477
Institutional 3 Class	21,353
Compensation of board members	38,694
Custodian fees	5,378
Printing and postage fees	13,563
Registration fees	50,967
Audit fees	14,951
Legal fees	12,341
Interest on collateral	241
Compensation of chief compliance officer	120
Other	13,570
Total expenses	5,830,026
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,336,196)
Total net expenses	3,493,830
Net investment income	5,690,524
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	56,580,343
Investments — affiliated issuers	140
Futures contracts	2,644,289
Net realized gain	59,224,772
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	183,050,928
Investments — affiliated issuers	(140)
Futures contracts	532,717
Net change in unrealized appreciation (depreciation)	183,583,505
Net realized and unrealized gain	242,808,277
Net increase in net assets resulting from operations	$248,498,801
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment income	$5,690,524	$10,317,430
Net realized gain	59,224,772	66,723,980
Net change in unrealized appreciation (depreciation)	183,583,505	166,814,171
Net increase in net assets resulting from operations	248,498,801	243,855,581
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,794,962)	(13,886,746)
Advisor Class	(69,061)	(98,725)
Class C	(245,989)	(537,915)
Institutional Class	(6,259,004)	(11,261,374)
Institutional 2 Class	(3,616,244)	(5,423,544)
Institutional 3 Class	(22,696,518)	(34,366,164)
Total distributions to shareholders	(39,681,778)	(65,574,468)
Increase in net assets from capital stock activity	17,117,279	365,045,971
Total increase in net assets	225,934,302	543,327,084
Net assets at beginning of period	1,221,090,142	677,763,058
Net assets at end of period	$1,447,024,444	$1,221,090,142
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	638,465	12,079,786	2,634,765	39,435,220
Distributions reinvested	130,383	2,489,002	322,834	5,048,030
Redemptions	(924,814)	(17,603,630)	(1,408,709)	(21,385,270)
Net increase (decrease)	(155,966)	(3,034,842)	1,548,890	23,097,980
Advisor Class
Subscriptions	50,934	936,755	87,383	1,328,743
Distributions reinvested	3,662	68,959	6,288	98,506
Redemptions	(31,685)	(601,006)	(229,948)	(3,191,942)
Net increase (decrease)	22,911	404,708	(136,277)	(1,764,693)
Class C
Subscriptions	35,789	618,165	133,822	1,686,630
Distributions reinvested	12,618	216,273	33,333	469,014
Redemptions	(65,005)	(1,109,024)	(140,027)	(1,887,046)
Net increase (decrease)	(16,598)	(274,586)	27,128	268,598
Institutional Class
Subscriptions	1,925,307	36,820,568	1,941,261	29,312,136
Distributions reinvested	310,164	5,871,410	665,332	10,341,642
Redemptions	(701,000)	(13,172,811)	(1,624,633)	(24,722,844)
Net increase	1,534,471	29,519,167	981,960	14,930,934
Institutional 2 Class
Subscriptions	2,952,056	57,227,855	6,299,742	104,004,042
Distributions reinvested	184,314	3,616,244	327,061	5,423,544
Redemptions	(290,577)	(5,708,390)	(2,425,693)	(40,064,935)
Net increase	2,845,793	55,135,709	4,201,110	69,362,651
Institutional 3 Class
Subscriptions	226,197	4,205,949	20,553,142	316,958,657
Distributions reinvested	1,073,879	19,984,880	1,835,143	27,989,030
Redemptions	(4,753,917)	(88,823,706)	(5,667,507)	(85,797,186)
Net increase (decrease)	(3,453,841)	(64,632,877)	16,720,778	259,150,501
Total net increase	776,770	17,117,279	23,343,589	365,045,971
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$17.28	0.05	3.42	3.47	(0.06)	(0.49)	(0.55)
Year Ended 2/28/2021	$14.22	0.14	4.08	4.22	(0.21)	(0.95)	(1.16)
Year Ended 2/29/2020	$13.95	0.24	0.77	1.01	(0.12)	(0.62)	(0.74)
Year Ended 2/28/2019	$14.82	0.16	0.33	0.49	(0.14)	(1.22)	(1.36)
Year Ended 2/28/2018	$13.16	0.09	2.36	2.45	(0.08)	(0.71)	(0.79)
Year Ended 2/28/2017	$10.85	0.12	2.43	2.55	(0.12)	(0.12)	(0.24)
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$17.04	0.08	3.37	3.45	(0.07)	(0.49)	(0.56)
Year Ended 2/28/2021	$14.04	0.18	4.02	4.20	(0.25)	(0.95)	(1.20)
Year Ended 2/29/2020	$13.78	0.26	0.78	1.04	(0.16)	(0.62)	(0.78)
Year Ended 2/28/2019	$14.66	0.20	0.33	0.53	(0.19)	(1.22)	(1.41)
Year Ended 2/28/2018(f)	$13.61	0.11	1.63	1.74	(0.10)	(0.59)	(0.69)
Class C
Six Months Ended 8/31/2021 (Unaudited)	$15.58	(0.02)	3.07	3.05	(0.04)	(0.49)	(0.53)
Year Ended 2/28/2021	$12.92	0.03	3.69	3.72	(0.11)	(0.95)	(1.06)
Year Ended 2/29/2020	$12.74	0.11	0.71	0.82	(0.02)	(0.62)	(0.64)
Year Ended 2/28/2019	$13.64	0.05	0.31	0.36	(0.04)	(1.22)	(1.26)
Year Ended 2/28/2018	$12.18	(0.02)	2.19	2.17	—	(0.71)	(0.71)
Year Ended 2/28/2017	$10.07	0.03	2.24	2.27	(0.04)	(0.12)	(0.16)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$17.13	0.08	3.39	3.47	(0.07)	(0.49)	(0.56)
Year Ended 2/28/2021	$14.10	0.18	4.05	4.23	(0.25)	(0.95)	(1.20)
Year Ended 2/29/2020	$13.84	0.26	0.78	1.04	(0.16)	(0.62)	(0.78)
Year Ended 2/28/2019	$14.71	0.19	0.34	0.53	(0.18)	(1.22)	(1.40)
Year Ended 2/28/2018	$13.06	0.12	2.35	2.47	(0.11)	(0.71)	(0.82)
Year Ended 2/28/2017	$10.78	0.15	2.40	2.55	(0.15)	(0.12)	(0.27)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$17.73	0.09	3.51	3.60	(0.07)	(0.49)	(0.56)
Year Ended 2/28/2021	$14.55	0.21	4.18	4.39	(0.26)	(0.95)	(1.21)
Year Ended 2/29/2020	$14.26	0.29	0.79	1.08	(0.17)	(0.62)	(0.79)
Year Ended 2/28/2019	$15.11	0.22	0.34	0.56	(0.19)	(1.22)	(1.41)
Year Ended 2/28/2018	$13.41	0.13	2.40	2.53	(0.12)	(0.71)	(0.83)
Year Ended 2/28/2017	$11.05	0.15	2.49	2.64	(0.16)	(0.12)	(0.28)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$20.20	20.28%	1.13%(c),(d)	0.79%(c),(d)	0.55%(c)	30%	$249,391
Year Ended 2/28/2021	$17.28	30.70%	1.16%(d)	0.79%(d),(e)	0.92%	64%	$216,047
Year Ended 2/29/2020	$14.22	7.30%	1.18%	0.80%(e)	1.63%	46%	$155,699
Year Ended 2/28/2019	$13.95	3.61%	1.19%	0.80%(e)	1.10%	62%	$151,703
Year Ended 2/28/2018	$14.82	18.87%	1.19%	1.13%(e)	0.61%	45%	$149,489
Year Ended 2/28/2017	$13.16	23.66%	1.22%	1.17%(e)	0.98%	67%	$136,584
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$19.93	20.43%	0.88%(c),(d)	0.54%(c),(d)	0.80%(c)	30%	$2,419
Year Ended 2/28/2021	$17.04	30.96%	0.91%(d)	0.54%(d),(e)	1.18%	64%	$1,678
Year Ended 2/29/2020	$14.04	7.58%	0.93%	0.55%(e)	1.81%	46%	$3,294
Year Ended 2/28/2019	$13.78	3.88%	0.94%	0.55%(e)	1.45%	62%	$3,143
Year Ended 2/28/2018(f)	$14.66	12.96%	0.97%(c)	0.69%(c),(e)	1.17%(c)	45%	$240
Class C
Six Months Ended 8/31/2021 (Unaudited)	$18.10	19.78%	1.88%(c),(d)	1.54%(c),(d)	(0.20%)(c)	30%	$8,651
Year Ended 2/28/2021	$15.58	29.82%	1.91%(d)	1.54%(d),(e)	0.18%	64%	$7,703
Year Ended 2/29/2020	$12.92	6.45%	1.93%	1.55%(e)	0.83%	46%	$6,040
Year Ended 2/28/2019	$12.74	2.85%	1.94%	1.55%(e)	0.34%	62%	$7,783
Year Ended 2/28/2018	$13.64	18.03%	1.94%	1.87%(e)	(0.15%)	45%	$8,199
Year Ended 2/28/2017	$12.18	22.66%	1.97%	1.92%(e)	0.23%	67%	$5,692
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$20.04	20.44%	0.88%(c),(d)	0.54%(c),(d)	0.80%(c)	30%	$228,990
Year Ended 2/28/2021	$17.13	31.04%	0.91%(d)	0.54%(d),(e)	1.18%	64%	$169,476
Year Ended 2/29/2020	$14.10	7.54%	0.93%	0.55%(e)	1.76%	46%	$125,623
Year Ended 2/28/2019	$13.84	3.90%	0.94%	0.55%(e)	1.34%	62%	$158,057
Year Ended 2/28/2018	$14.71	19.21%	0.94%	0.88%(e)	0.86%	45%	$170,394
Year Ended 2/28/2017	$13.06	23.83%	0.97%	0.92%(e)	1.23%	67%	$159,193
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$20.77	20.50%	0.81%(c),(d)	0.46%(c),(d)	0.85%(c)	30%	$178,727
Year Ended 2/28/2021	$17.73	31.20%	0.83%(d)	0.46%(d)	1.26%	64%	$102,131
Year Ended 2/29/2020	$14.55	7.61%	0.85%	0.46%	1.97%	46%	$22,676
Year Ended 2/28/2019	$14.26	4.01%	0.84%	0.46%	1.53%	62%	$19,466
Year Ended 2/28/2018	$15.11	19.15%	0.86%	0.80%	0.90%	45%	$10,777
Year Ended 2/28/2017	$13.41	24.09%	0.86%	0.83%	1.21%	67%	$269
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$16.85	0.09	3.32	3.41	(0.07)	(0.49)	(0.56)
Year Ended 2/28/2021	$13.88	0.20	3.98	4.18	(0.26)	(0.95)	(1.21)
Year Ended 2/29/2020	$13.63	0.29	0.76	1.05	(0.18)	(0.62)	(0.80)
Year Ended 2/28/2019	$14.51	0.21	0.33	0.54	(0.20)	(1.22)	(1.42)
Year Ended 2/28/2018(g)	$13.08	0.14	2.13	2.27	(0.13)	(0.71)	(0.84)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Advisor Class shares commenced operations on July 5, 2017. Per share data and total return reflect activity from that date.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$19.70	20.45%	0.75%(c),(d)	0.41%(c),(d)	0.93%(c)	30%	$778,846
Year Ended 2/28/2021	$16.85	31.26%	0.78%(d)	0.41%(d)	1.29%	64%	$724,055
Year Ended 2/29/2020	$13.88	7.72%	0.80%	0.42%	2.04%	46%	$364,432
Year Ended 2/28/2019	$13.63	4.02%	0.80%	0.43%	1.48%	62%	$340,760
Year Ended 2/28/2018(g)	$14.51	17.63%	0.81%	0.76%	0.98%	45%	$330,311
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	17

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
18	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
20	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	45,595*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,644,289

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	532,717
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	7,424,095

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2021 was 0.73% of the Fund’s average daily net assets.
22	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the six months ended August 31, 2021, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
9,038,802	—	—
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
For the six months ended August 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	46,816
Class C	—	1.00(b)	23

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2021 through June 30, 2022	Prior to July 1, 2021
Class A	0.80%	0.80%
Advisor Class	0.55	0.55
Class C	1.55	1.55
Institutional Class	0.55	0.55
Institutional 2 Class	0.48	0.46
Institutional 3 Class	0.43	0.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
929,777,000	525,185,000	(5,439,000)	519,746,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $403,350,195 and $392,932,073, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,600,000	0.69	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
26	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The Fund had no borrowings during the six months ended August 31, 2021.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At August 31, 2021, one unaffiliated shareholder of record owned 17.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 53.4% of the outstanding shares of the Fund in one or more accounts. Subscription and
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	29

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
30	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Select Large Cap Equity Fund | Semiannual Report 2021	31

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
32	Columbia Select Large Cap Equity Fund | Semiannual Report 2021

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Columbia Select Large Cap Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR172_02_L01_(10/21)

SemiAnnual Report
August 31, 2021
Columbia Large Cap Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Large Cap Index Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Index Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500 Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Kaiyu Zhao
Portfolio Manager
Managed Fund since November 2020
Christopher Rowe
Portfolio Manager
Managed Fund since November 2020
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/10/95	19.24	30.57	17.48	15.82
Institutional Class	12/15/93	19.39	30.89	17.77	16.11
Institutional 2 Class*	11/08/12	19.41	30.91	17.78	16.11
Institutional 3 Class*	03/01/17	19.41	30.89	17.78	16.11
S&P 500 Index		19.52	31.17	18.02	16.34
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Large Cap Index Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2021)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	11.5
Consumer Discretionary	11.9
Consumer Staples	5.8
Energy	2.4
Financials	11.2
Health Care	13.4
Industrials	8.2
Information Technology	27.9
Materials	2.6
Real Estate	2.6
Utilities	2.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Index Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,192.40	1,023.19	2.51	2.32	0.45
Institutional Class	1,000.00	1,000.00	1,193.90	1,024.46	1.12	1.03	0.20
Institutional 2 Class	1,000.00	1,000.00	1,194.10	1,024.46	1.12	1.03	0.20
Institutional 3 Class	1,000.00	1,000.00	1,194.10	1,024.46	1.12	1.03	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Index Fund | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 11.2%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	713,184	19,555,505
Lumen Technologies, Inc.	99,365	1,222,190
Verizon Communications, Inc.	413,534	22,744,370
Total		43,522,065
Entertainment 1.8%
Activision Blizzard, Inc.	77,613	6,392,983
Electronic Arts, Inc.	28,586	4,150,973
Live Nation Entertainment, Inc.(a)	14,431	1,251,168
Netflix, Inc.(a)	44,290	25,209,425
Take-Two Interactive Software, Inc.(a)	11,552	1,862,413
Walt Disney Co. (The)(a)	181,486	32,903,412
Total		71,770,374
Interactive Media & Services 6.8%
Alphabet, Inc., Class A(a)	30,040	86,934,258
Alphabet, Inc., Class C(a)	28,443	82,747,513
Facebook, Inc., Class A(a)	239,331	90,797,395
Twitter, Inc.(a)	79,722	5,142,069
Total		265,621,235
Media 1.3%
Charter Communications, Inc., Class A(a)	13,757	11,234,791
Comcast Corp., Class A	457,961	27,789,073
Discovery, Inc., Class A(a)	16,846	485,839
Discovery, Inc., Class C(a)	30,009	827,948
DISH Network Corp., Class A(a)	24,818	1,081,817
Fox Corp., Class A	32,656	1,222,641
Fox Corp., Class B	15,179	525,649
Interpublic Group of Companies, Inc. (The)	39,293	1,462,878
News Corp., Class A	39,074	877,993
News Corp., Class B	12,164	267,973
Omnicom Group, Inc.	21,484	1,573,058
ViacomCBS, Inc., Class B	60,489	2,507,269
Total		49,856,929
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	58,535	8,020,466
Total Communication Services		438,791,069
Consumer Discretionary 11.6%
Auto Components 0.1%
Aptiv PLC(a)	27,015	4,111,413
BorgWarner, Inc.	23,957	1,022,485
Total		5,133,898
Automobiles 1.8%
Ford Motor Co.(a)	391,631	5,102,952
General Motors Co.(a)	127,513	6,249,412
Tesla Motors, Inc.(a)	76,978	56,634,254
Total		67,986,618
Distributors 0.1%
Genuine Parts Co.	14,431	1,763,324
LKQ Corp.(a)	27,767	1,463,043
Pool Corp.	4,009	1,981,649
Total		5,208,016
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.(a)	4,101	9,430,947
Caesars Entertainment, Inc.(a)	20,846	2,118,579
Carnival Corp.(a)	79,739	1,924,899
Chipotle Mexican Grill, Inc.(a)	2,812	5,352,164
Darden Restaurants, Inc.	13,069	1,968,845
Domino’s Pizza, Inc.	3,878	2,004,499
Expedia Group, Inc.(a)	14,129	2,041,640
Hilton Worldwide Holdings, Inc.(a)	27,822	3,473,855
Las Vegas Sands Corp.(a)	32,813	1,463,788
Marriott International, Inc., Class A(a)	26,672	3,604,454
McDonald’s Corp.	74,532	17,698,369
MGM Resorts International	40,668	1,733,270
Norwegian Cruise Line Holdings Ltd.(a)	36,951	954,814
Penn National Gaming, Inc.(a)	14,837	1,203,281
Royal Caribbean Cruises Ltd.(a)	21,868	1,809,140
Starbucks Corp.	117,695	13,827,985
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.(a)	10,513	1,069,067
Yum! Brands, Inc.	29,756	3,898,929
Total		75,578,525
Household Durables 0.4%
D.R. Horton, Inc.	32,767	3,133,181
Garmin Ltd.	14,970	2,611,217
Leggett & Platt, Inc.	13,308	643,974
Lennar Corp., Class A	27,545	2,955,854
Mohawk Industries, Inc.(a)	5,849	1,156,698
Newell Brands, Inc.	37,808	960,701
NVR, Inc.(a)	341	1,766,360
PulteGroup, Inc.	26,417	1,422,820
Whirlpool Corp.	6,255	1,385,670
Total		16,036,475
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.(a)	42,819	148,615,757
eBay, Inc.	64,646	4,960,934
Etsy, Inc.(a)	12,696	2,745,637
Total		156,322,328
Leisure Products 0.0%
Hasbro, Inc.	12,779	1,256,303
Multiline Retail 0.5%
Dollar General Corp.	23,594	5,259,338
Dollar Tree, Inc.(a)	23,169	2,097,721
Target Corp.	49,416	12,204,764
Total		19,561,823
Specialty Retail 2.1%
Advance Auto Parts, Inc.	6,536	1,325,828
AutoZone, Inc.(a)	2,160	3,346,164
Bath & Body Works, Inc.	26,445	1,784,508
Best Buy Co., Inc.	22,267	2,594,328
CarMax, Inc.(a)	16,296	2,040,422
Gap, Inc. (The)	20,744	554,487
Home Depot, Inc. (The)	106,204	34,641,621
Lowe’s Companies, Inc.	70,608	14,396,265
O’Reilly Automotive, Inc.(a)	6,968	4,139,549
Ross Stores, Inc.	35,620	4,217,408
TJX Companies, Inc. (The)	120,462	8,759,997
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	11,512	2,236,206
Ulta Beauty, Inc.(a)	5,470	2,118,586
Total		82,155,369
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	34,872	651,409
NIKE, Inc., Class B	127,350	20,979,639
PVH Corp.(a)	7,118	745,895
Ralph Lauren Corp.	4,819	559,631
Tapestry, Inc.(a)	27,854	1,123,073
Under Armour, Inc., Class A(a)	18,841	435,981
Under Armour, Inc., Class C(a)	19,627	393,718
VF Corp.	32,120	2,456,216
Total		27,345,562
Total Consumer Discretionary		456,584,917
Consumer Staples 5.6%
Beverages 1.3%
Brown-Forman Corp., Class B	18,245	1,281,164
Coca-Cola Co. (The)	387,608	21,826,207
Constellation Brands, Inc., Class A	16,881	3,564,254
Molson Coors Beverage Co., Class B	18,814	894,229
Monster Beverage Corp.(a)	36,957	3,605,895
PepsiCo, Inc.	138,005	21,582,602
Total		52,754,351
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	44,156	20,112,616
Kroger Co. (The)	75,624	3,480,973
Sysco Corp.	51,100	4,070,115
Walgreens Boots Alliance, Inc.	71,663	3,636,897
Walmart, Inc.	137,148	20,311,619
Total		51,612,220
Food Products 0.8%
Archer-Daniels-Midland Co.	55,806	3,348,360
Campbell Soup Co.	20,278	846,201
ConAgra Foods, Inc.	47,940	1,587,773
General Mills, Inc.	60,927	3,522,190
Hershey Co. (The)	14,622	2,598,329
Hormel Foods Corp.	28,156	1,282,224
JM Smucker Co. (The)	10,946	1,353,692

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kellogg Co.	25,168	1,589,107
Kraft Heinz Co. (The)	64,753	2,330,460
Lamb Weston Holdings, Inc.	14,611	951,907
McCormick & Co., Inc.	24,872	2,146,205
Mondelez International, Inc., Class A	140,311	8,709,104
Tyson Foods, Inc., Class A	29,444	2,311,943
Total		32,577,495
Household Products 1.3%
Church & Dwight Co., Inc.	24,497	2,049,419
Clorox Co. (The)	12,423	2,087,685
Colgate-Palmolive Co.	84,500	6,586,775
Kimberly-Clark Corp.	33,705	4,644,886
Procter & Gamble Co. (The)	244,544	34,820,620
Total		50,189,385
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	23,163	7,886,770
Tobacco 0.7%
Altria Group, Inc.	184,852	9,285,116
Philip Morris International, Inc.	155,676	16,034,628
Total		25,319,744
Total Consumer Staples		220,339,965
Energy 2.4%
Energy Equipment & Services 0.2%
Baker Hughes Co.	72,658	1,655,149
Halliburton Co.	88,870	1,775,623
NOV, Inc.(a)	39,020	513,893
Schlumberger NV	139,674	3,916,459
Total		7,861,124
Oil, Gas & Consumable Fuels 2.2%
APA Corp.	37,754	735,448
Cabot Oil & Gas Corp.	39,921	634,345
Chevron Corp.	193,055	18,681,932
ConocoPhillips Co.	134,788	7,484,778
Devon Energy Corp.	59,499	1,758,195
Diamondback Energy, Inc.	18,079	1,394,614
EOG Resources, Inc.	58,294	3,936,011
Exxon Mobil Corp.(b)	422,870	23,054,872
Hess Corp.	27,418	1,884,987
Common Stocks (continued)
Issuer	Shares	Value ($)
Kinder Morgan, Inc.	194,532	3,165,036
Marathon Oil Corp.	78,725	925,019
Marathon Petroleum Corp.	63,633	3,771,528
Occidental Petroleum Corp.	83,912	2,155,699
ONEOK, Inc.	44,503	2,337,298
Phillips 66	43,736	3,109,192
Pioneer Natural Resources Co.	23,149	3,464,711
Valero Energy Corp.	40,829	2,707,371
Williams Companies, Inc. (The)	121,337	2,995,811
Total		84,196,847
Total Energy		92,057,971
Financials 10.9%
Banks 4.1%
Bank of America Corp.	753,239	31,447,728
Citigroup, Inc.	206,469	14,847,186
Citizens Financial Group, Inc.	42,544	1,863,002
Comerica, Inc.	13,945	1,030,675
Fifth Third Bancorp	70,316	2,732,480
First Republic Bank	17,579	3,497,166
Huntington Bancshares, Inc.	147,380	2,288,811
JPMorgan Chase & Co.	302,367	48,363,602
KeyCorp	96,941	1,969,841
M&T Bank Corp.	12,851	1,799,269
People’s United Financial, Inc.	42,714	701,791
PNC Financial Services Group, Inc. (The)	42,437	8,109,711
Regions Financial Corp.	96,019	1,961,668
SVB Financial Group(a)	5,860	3,278,670
Truist Financial Corp.	134,331	7,664,927
U.S. Bancorp	135,406	7,770,950
Wells Fargo & Co.	412,885	18,868,844
Zions Bancorp	16,363	947,418
Total		159,143,739
Capital Markets 3.0%
Ameriprise Financial, Inc.(c)	11,577	3,159,479
Bank of New York Mellon Corp. (The)	80,587	4,450,014
BlackRock, Inc.	14,169	13,365,476
Cboe Global Markets, Inc.	10,656	1,344,254
Charles Schwab Corp. (The)	149,814	10,913,950
CME Group, Inc.	35,868	7,235,293

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Franklin Resources, Inc.	27,202	882,433
Goldman Sachs Group, Inc. (The)	33,983	14,052,310
Intercontinental Exchange, Inc.	56,212	6,719,020
Invesco Ltd.	37,796	956,995
MarketAxess Holdings, Inc.	3,794	1,805,641
Moody’s Corp.	16,081	6,123,162
Morgan Stanley	148,677	15,526,339
MSCI, Inc.	8,233	5,224,497
Nasdaq, Inc.	11,473	2,246,184
Northern Trust Corp.	20,790	2,464,031
Raymond James Financial, Inc.	12,216	1,709,019
S&P Global, Inc.	24,062	10,679,197
State Street Corp.	34,737	3,227,415
T. Rowe Price Group, Inc.	22,660	5,072,894
Total		117,157,603
Consumer Finance 0.6%
American Express Co.	64,993	10,786,238
Capital One Financial Corp.	45,097	7,484,749
Discover Financial Services	30,454	3,904,812
Synchrony Financial	54,027	2,687,843
Total		24,863,642
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B(a)	189,319	54,101,691
Insurance 1.8%
Aflac, Inc.	63,137	3,578,605
Allstate Corp. (The)	29,900	4,044,872
American International Group, Inc.	85,716	4,676,665
Aon PLC, Class A	22,539	6,465,538
Arthur J Gallagher & Co.	20,465	2,939,183
Assurant, Inc.	6,050	1,029,165
Chubb Ltd.	44,918	8,261,319
Cincinnati Financial Corp.	14,965	1,846,681
Everest Re Group Ltd.	4,004	1,060,660
Globe Life, Inc.	9,470	909,783
Hartford Financial Services Group, Inc. (The)	35,678	2,398,275
Lincoln National Corp.	17,875	1,227,119
Loews Corp.	22,344	1,248,359
Marsh & McLennan Companies, Inc.	50,795	7,984,974
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	74,325	4,608,150
Principal Financial Group, Inc.	25,268	1,688,155
Progressive Corp. (The)	58,448	5,630,880
Prudential Financial, Inc.	39,355	4,166,907
Travelers Companies, Inc. (The)	25,121	4,012,075
Unum Group	20,401	543,075
Willis Towers Watson PLC	12,883	2,843,536
WR Berkley Corp.	13,997	1,054,114
Total		72,218,090
Total Financials		427,484,765
Health Care 13.1%
Biotechnology 1.9%
AbbVie, Inc.	176,420	21,308,008
Amgen, Inc.	57,390	12,943,167
Biogen, Inc.(a)	15,038	5,096,529
Gilead Sciences, Inc.	125,275	9,117,514
Incyte Corp.(a)	18,672	1,428,221
Moderna, Inc.(a)	30,481	11,481,888
Regeneron Pharmaceuticals, Inc.(a)	10,458	7,042,417
Vertex Pharmaceuticals, Inc.(a)	25,857	5,178,898
Total		73,596,642
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	177,479	22,428,021
ABIOMED, Inc.(a)	4,524	1,646,555
Align Technology, Inc.(a)	7,193	5,099,837
Baxter International, Inc.	50,228	3,828,378
Becton Dickinson and Co.	29,049	7,311,633
Boston Scientific Corp.(a)	141,929	6,408,094
Cooper Companies, Inc. (The)	4,919	2,217,043
Danaher Corp.	63,409	20,554,661
Dentsply Sirona, Inc.	21,807	1,345,492
DexCom, Inc.(a)	9,660	5,114,197
Edwards Lifesciences Corp.(a)	62,093	7,276,058
Hologic, Inc.(a)	25,594	2,025,765
IDEXX Laboratories, Inc.(a)	8,518	5,739,088
Intuitive Surgical, Inc.(a)	11,828	12,461,508
Medtronic PLC	134,386	17,937,843
ResMed, Inc.	14,535	4,222,854
STERIS PLC	9,753	2,096,993

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Stryker Corp.	32,740	9,072,254
Teleflex, Inc.	4,668	1,846,007
West Pharmaceutical Services, Inc.	7,374	3,330,246
Zimmer Biomet Holdings, Inc.	20,824	3,132,971
Total		145,095,498
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	14,773	1,805,408
Anthem, Inc.	24,456	9,174,179
Cardinal Health, Inc.	28,982	1,521,265
Centene Corp.(a)	58,207	3,665,877
Cigna Corp.	34,275	7,254,304
CVS Health Corp.	131,506	11,360,803
DaVita, Inc.(a)	7,001	915,521
HCA Healthcare, Inc.	26,251	6,640,978
Henry Schein, Inc.(a)	14,054	1,062,342
Humana, Inc.	12,887	5,224,647
Laboratory Corp. of America Holdings(a)	9,753	2,958,865
McKesson Corp.	15,801	3,225,616
Quest Diagnostics, Inc.	13,049	1,994,279
UnitedHealth Group, Inc.	94,262	39,238,443
Universal Health Services, Inc., Class B	7,788	1,213,059
Total		97,255,586
Health Care Technology 0.1%
Cerner Corp.	30,097	2,297,906
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	30,310	5,318,496
Bio-Rad Laboratories, Inc., Class A(a)	2,153	1,732,778
Bio-Techne Corp.	3,885	1,939,159
Charles River Laboratories International, Inc.(a)	5,020	2,228,177
Illumina, Inc.(a)	14,583	6,666,764
IQVIA Holdings, Inc.(a)	19,144	4,972,271
Mettler-Toledo International, Inc.(a)	2,324	3,608,777
PerkinElmer, Inc.	11,196	2,069,021
Thermo Fisher Scientific, Inc.	39,258	21,786,227
Waters Corp.(a)	6,163	2,551,605
Total		52,873,275
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	223,138	14,919,007
Catalent, Inc.(a)	17,015	2,219,437
Eli Lilly & Co.	79,508	20,536,121
Johnson & Johnson	263,039	45,539,942
Merck & Co., Inc.	252,917	19,295,038
Organon & Co.	25,274	856,536
Perrigo Co. PLC	13,340	546,273
Pfizer, Inc.	559,130	25,759,119
Viatris, Inc.	120,728	1,766,251
Zoetis, Inc.	47,422	9,700,644
Total		141,138,368
Total Health Care		512,257,275
Industrials 8.0%
Aerospace & Defense 1.5%
Boeing Co. (The)(a)	54,909	12,052,526
General Dynamics Corp.	22,864	4,579,888
Howmet Aerospace, Inc.	39,045	1,239,679
Huntington Ingalls Industries, Inc.	4,019	820,559
L3Harris Technologies, Inc.	20,475	4,770,880
Lockheed Martin Corp.	24,430	8,789,914
Northrop Grumman Corp.	14,952	5,497,850
Raytheon Technologies Corp.	151,336	12,827,239
Teledyne Technologies, Inc.(a)	4,639	2,149,620
Textron, Inc.	22,545	1,638,345
TransDigm Group, Inc.(a)	5,483	3,330,758
Total		57,697,258
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	13,284	1,196,357
Expeditors International of Washington, Inc.	16,869	2,102,552
FedEx Corp.	24,384	6,478,585
United Parcel Service, Inc., Class B	72,249	14,134,072
Total		23,911,566

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.2%
Alaska Air Group, Inc.(a)	12,434	712,965
American Airlines Group, Inc.(a)	64,065	1,277,456
Delta Air Lines, Inc.(a)	63,892	2,583,792
Southwest Airlines Co.(a)	59,070	2,940,505
United Airlines Holdings, Inc.(a)	32,321	1,503,250
Total		9,017,968
Building Products 0.5%
Allegion PLC	8,988	1,294,182
AO Smith Corp.	13,431	976,702
Carrier Global Corp.	81,593	4,699,757
Fortune Brands Home & Security, Inc.	13,827	1,346,335
Johnson Controls International PLC	71,590	5,354,932
Masco Corp.	25,350	1,539,252
Trane Technologies PLC	23,887	4,741,570
Total		19,952,730
Commercial Services & Supplies 0.4%
Cintas Corp.	8,814	3,488,317
Copart, Inc.(a)	20,795	3,001,135
Republic Services, Inc.	21,032	2,610,702
Rollins, Inc.	22,120	860,910
Waste Management, Inc.	38,791	6,016,872
Total		15,977,936
Construction & Engineering 0.0%
Quanta Services, Inc.	13,919	1,421,130
Electrical Equipment 0.6%
AMETEK, Inc.	23,066	3,136,284
Eaton Corp. PLC	39,804	6,701,402
Emerson Electric Co.	59,902	6,319,661
Generac Holdings, Inc.(a)	6,288	2,747,730
Rockwell Automation, Inc.	11,594	3,773,267
Total		22,678,344
Industrial Conglomerates 1.1%
3M Co.	57,901	11,275,641
General Electric Co.	109,608	11,553,779
Honeywell International, Inc.	69,376	16,088,988
Roper Technologies, Inc.	10,512	5,080,239
Total		43,998,647
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Caterpillar, Inc.	54,716	11,537,963
Cummins, Inc.	14,604	3,446,252
Deere & Co.	31,159	11,779,037
Dover Corp.	14,376	2,506,599
Fortive Corp.	33,814	2,497,840
IDEX Corp.	7,584	1,698,816
Illinois Tool Works, Inc.	28,713	6,686,109
Ingersoll Rand, Inc.(a)	38,793	2,056,805
Otis Worldwide Corp.	40,293	3,715,821
PACCAR, Inc.	34,676	2,838,924
Parker-Hannifin Corp.	12,891	3,824,373
Pentair PLC	16,601	1,280,933
Snap-On, Inc.	5,402	1,215,180
Stanley Black & Decker, Inc.	16,131	3,117,638
Westinghouse Air Brake Technologies Corp.	17,746	1,593,413
Xylem, Inc.	17,984	2,451,399
Total		62,247,102
Professional Services 0.4%
Equifax, Inc.	12,156	3,309,593
IHS Markit Ltd.	37,419	4,512,731
Jacobs Engineering Group, Inc.	13,007	1,755,425
Leidos Holdings, Inc.	13,278	1,302,705
Nielsen Holdings PLC	35,809	768,461
Robert Half International, Inc.	11,265	1,164,801
Verisk Analytics, Inc.	16,191	3,266,696
Total		16,080,412
Road & Rail 0.9%
CSX Corp.	226,960	7,383,009
JB Hunt Transport Services, Inc.	8,338	1,479,161
Kansas City Southern	9,083	2,549,326
Norfolk Southern Corp.	24,996	6,337,486
Old Dominion Freight Line, Inc.	9,498	2,742,262
Union Pacific Corp.	66,354	14,388,201
Total		34,879,445

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	57,368	3,204,003
United Rentals, Inc.(a)	7,230	2,549,660
W.W. Grainger, Inc.	4,372	1,896,136
Total		7,649,799
Total Industrials		315,512,337
Information Technology 27.3%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	5,489	2,028,350
Cisco Systems, Inc.	420,939	24,843,820
F5 Networks, Inc.(a)	5,955	1,212,260
Juniper Networks, Inc.	32,737	948,718
Motorola Solutions, Inc.	16,947	4,138,796
Total		33,171,944
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	59,693	4,574,275
CDW Corp.	14,004	2,809,342
Corning, Inc.	77,385	3,094,626
IPG Photonics Corp.(a)	3,586	612,058
Keysight Technologies, Inc.(a)	18,402	3,300,951
TE Connectivity Ltd.	32,985	4,955,007
Trimble Navigation Ltd.(a)	25,068	2,361,907
Zebra Technologies Corp., Class A(a)	5,345	3,138,424
Total		24,846,590
IT Services 4.8%
Accenture PLC, Class A	63,492	21,368,867
Akamai Technologies, Inc.(a)	16,281	1,843,823
Automatic Data Processing, Inc.	42,503	8,884,827
Broadridge Financial Solutions, Inc.	11,599	1,997,580
Cognizant Technology Solutions Corp., Class A	52,681	4,020,087
DXC Technology Co.(a)	25,452	934,597
Fidelity National Information Services, Inc.	61,942	7,914,329
Fiserv, Inc.(a)	59,491	7,007,445
FleetCor Technologies, Inc.(a)	8,325	2,191,806
Gartner, Inc.(a)	8,598	2,654,547
Global Payments, Inc.	29,488	4,795,928
International Business Machines Corp.	89,250	12,525,345
Jack Henry & Associates, Inc.	7,420	1,308,740
Common Stocks (continued)
Issuer	Shares	Value ($)
MasterCard, Inc., Class A	87,379	30,253,231
Paychex, Inc.	32,035	3,667,046
PayPal Holdings, Inc.(a)	117,339	33,871,076
VeriSign, Inc.(a)	9,899	2,140,758
Visa, Inc., Class A	168,987	38,714,922
Western Union Co. (The)	40,878	884,600
Total		186,979,554
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.(a)	121,363	13,437,311
Analog Devices, Inc.	53,728	8,754,978
Applied Materials, Inc.	91,661	12,386,151
Broadcom, Inc.	40,784	20,278,213
Enphase Energy, Inc.(a)	13,554	2,354,736
Intel Corp.	403,339	21,804,506
KLA Corp.	15,311	5,205,128
Lam Research Corp.	14,246	8,616,266
Microchip Technology, Inc.	27,322	4,299,390
Micron Technology, Inc.(a)	112,014	8,255,432
Monolithic Power Systems, Inc.	4,296	2,126,219
NVIDIA Corp.	248,915	55,719,623
NXP Semiconductors NV	27,544	5,925,541
Qorvo, Inc.(a)	11,246	2,114,585
QUALCOMM, Inc.	112,671	16,527,709
Skyworks Solutions, Inc.	16,490	3,025,255
Teradyne, Inc.	16,608	2,016,875
Texas Instruments, Inc.	92,247	17,610,875
Xilinx, Inc.	24,556	3,820,668
Total		214,279,461
Software 9.2%
Adobe, Inc.(a)	47,745	31,688,357
ANSYS, Inc.(a)	8,705	3,180,459
Autodesk, Inc.(a)	21,976	6,814,538
Cadence Design Systems, Inc.(a)	27,795	4,543,927
Citrix Systems, Inc.	12,403	1,275,897
Fortinet, Inc.(a)	13,540	4,266,996
Intuit, Inc.	27,295	15,451,972
Microsoft Corp.	752,297	227,103,418
NortonLifeLock, Inc.	57,928	1,538,568
Oracle Corp.	181,455	16,173,084

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paycom Software, Inc.(a)	4,907	2,399,032
PTC, Inc.(a)	10,505	1,383,088
Salesforce.com, Inc.(a)	96,460	25,587,944
ServiceNow, Inc.(a)	19,722	12,693,868
Synopsys, Inc.(a)	15,238	5,062,673
Tyler Technologies, Inc.(a)	4,069	1,976,313
Total		361,140,134
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	1,566,845	237,894,076
Hewlett Packard Enterprise Co.	130,444	2,016,664
HP, Inc.	119,988	3,568,443
NetApp, Inc.	22,235	1,977,359
Seagate Technology Holdings PLC	19,889	1,742,078
Western Digital Corp.(a)	30,610	1,934,552
Total		249,133,172
Total Information Technology		1,069,550,855
Materials 2.5%
Chemicals 1.7%
Air Products & Chemicals, Inc.	22,106	5,957,788
Albemarle Corp.	11,659	2,760,152
Celanese Corp., Class A	11,250	1,784,250
CF Industries Holdings, Inc.	21,427	973,214
Corteva, Inc.	73,626	3,237,335
Dow, Inc.	74,614	4,693,221
DuPont de Nemours, Inc.	53,153	3,934,385
Eastman Chemical Co.	13,636	1,543,050
Ecolab, Inc.	24,848	5,599,745
FMC Corp.	12,873	1,205,299
International Flavors & Fragrances, Inc.	24,864	3,766,896
Linde PLC	51,961	16,346,411
LyondellBasell Industries NV, Class A	25,716	2,580,601
Mosaic Co. (The)	34,521	1,110,886
PPG Industries, Inc.	23,682	3,778,463
Sherwin-Williams Co. (The)	23,908	7,260,142
Total		66,531,838
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	6,230	2,375,188
Vulcan Materials Co.	13,251	2,463,758
Total		4,838,946
Containers & Packaging 0.3%
Amcor PLC	154,003	1,978,939
Avery Dennison Corp.	8,291	1,868,709
Ball Corp.	32,788	3,146,336
International Paper Co.	39,129	2,351,262
Packaging Corp. of America	9,489	1,439,481
Sealed Air Corp.	15,182	926,557
WestRock Co.	26,581	1,383,275
Total		13,094,559
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	146,385	5,326,950
Newmont Corp.	80,025	4,640,650
Nucor Corp.	29,890	3,513,868
Total		13,481,468
Total Materials		97,946,811
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.5%
Alexandria Real Estate Equities, Inc.	13,702	2,827,682
American Tower Corp.	45,418	13,269,777
AvalonBay Communities, Inc.	13,945	3,201,493
Boston Properties, Inc.	14,187	1,602,989
Crown Castle International Corp.	43,170	8,404,767
Digital Realty Trust, Inc.	28,127	4,610,297
Duke Realty Corp.	37,456	1,966,815
Equinix, Inc.	8,948	7,547,191
Equity Residential	34,369	2,889,402
Essex Property Trust, Inc.	6,492	2,147,164
Extra Space Storage, Inc.	13,358	2,496,744
Federal Realty Investment Trust	7,068	860,670
Healthpeak Properties, Inc.	53,832	1,937,952
Host Hotels & Resorts, Inc.(a)	70,528	1,167,944
Iron Mountain, Inc.	28,840	1,377,110
Kimco Realty Corp.	60,021	1,307,858
Mid-America Apartment Communities, Inc.	11,436	2,199,943

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Prologis, Inc.	73,893	9,950,431
Public Storage	15,206	4,920,814
Realty Income Corp.	37,314	2,694,817
Regency Centers Corp.	15,779	1,082,755
SBA Communications Corp.	10,922	3,920,670
Simon Property Group, Inc.	32,816	4,412,111
UDR, Inc.	29,650	1,601,693
Ventas, Inc.	37,471	2,096,128
Vornado Realty Trust	15,682	656,762
Welltower, Inc.	41,704	3,650,351
Weyerhaeuser Co.	74,836	2,694,096
Total		97,496,426
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	33,527	3,228,650
Total Real Estate		100,725,076
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	24,985	1,518,838
American Electric Power Co., Inc.	49,918	4,471,155
Duke Energy Corp.	76,834	8,041,446
Edison International	37,900	2,192,136
Entergy Corp.	20,043	2,216,956
Evergy, Inc.	22,901	1,567,574
Eversource Energy	34,307	3,112,674
Exelon Corp.	97,606	4,784,646
FirstEnergy Corp.	54,328	2,111,729
NextEra Energy, Inc.	195,920	16,455,321
NRG Energy, Inc.	24,447	1,116,495
Pinnacle West Capital Corp.	11,262	866,048
PPL Corp.	76,855	2,255,694
Southern Co. (The)	105,742	6,950,422
Xcel Energy, Inc.	53,759	3,695,931
Total		61,357,065
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	13,052	1,272,701
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	66,550	1,588,549
Multi-Utilities 0.7%
Ameren Corp.	25,526	2,239,141
CenterPoint Energy, Inc.	57,983	1,454,793
CMS Energy Corp.	28,913	1,854,191
Consolidated Edison, Inc.	34,242	2,583,559
Dominion Energy, Inc.	80,560	6,270,790
DTE Energy Co.	19,351	2,328,699
NiSource, Inc.	39,177	965,713
Public Service Enterprise Group, Inc.	50,452	3,225,901
Sempra Energy	31,471	4,165,502
WEC Energy Group, Inc.	31,507	2,976,781
Total		28,065,070
Water Utilities 0.1%
American Water Works Co., Inc.	18,126	3,303,463
Total Utilities		95,586,848
Total Common Stocks (Cost $971,349,837)		3,826,837,889

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(c),(d)	15,483,686	15,482,138
Total Money Market Funds (Cost $15,478,104)		15,482,138
Total Investments in Securities (Cost: $986,827,941)		3,842,320,027
Other Assets & Liabilities, Net		79,220,429
Net Assets		3,921,540,456

At August 31, 2021, securities and/or cash totaling $2,126,280 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	450	09/2021	USD	101,711,250	1,387,371	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,984,085	—	(42,041)	217,435	3,159,479	440,134	27,242	11,577
Columbia Short-Term Cash Fund, 0.061%
	17,686,035	194,871,176	(197,075,073)	—	15,482,138	—	8,838	15,483,686
Total	20,670,120			217,435	18,641,617	440,134	36,080

(d)	The rate shown is the seven-day current annualized yield at August 31, 2021.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	438,791,069	—	—	438,791,069
Consumer Discretionary	456,584,917	—	—	456,584,917
Consumer Staples	220,339,965	—	—	220,339,965
Energy	92,057,971	—	—	92,057,971
Financials	427,484,765	—	—	427,484,765
Health Care	512,257,275	—	—	512,257,275
Industrials	315,512,337	—	—	315,512,337
Information Technology	1,069,550,855	—	—	1,069,550,855
Materials	97,946,811	—	—	97,946,811
Real Estate	100,725,076	—	—	100,725,076
Utilities	95,586,848	—	—	95,586,848
Total Common Stocks	3,826,837,889	—	—	3,826,837,889
Money Market Funds	15,482,138	—	—	15,482,138
Total Investments in Securities	3,842,320,027	—	—	3,842,320,027
Investments in Derivatives
Asset
Futures Contracts	1,387,371	—	—	1,387,371
Total	3,843,707,398	—	—	3,843,707,398
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Index Fund | Semiannual Report 2021

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $971,109,379)	$3,823,678,410
Affiliated issuers (cost $15,718,562)	18,641,617
Receivable for:
Investments sold	81,462,383
Capital shares sold	4,373,824
Dividends	4,899,547
Expense reimbursement due from Investment Manager	84
Total assets	3,933,055,865
Liabilities
Payable for:
Capital shares purchased	11,142,032
Variation margin for futures contracts	28,884
Management services fees	21,560
Distribution and/or service fees	4,249
Compensation of board members	318,684
Total liabilities	11,515,409
Net assets applicable to outstanding capital stock	$3,921,540,456
Represented by
Paid in capital	709,426,608
Total distributable earnings (loss)	3,212,113,848
Total - representing net assets applicable to outstanding capital stock	$3,921,540,456
Class A
Net assets	$619,453,229
Shares outstanding	9,420,740
Net asset value per share	$65.75
Institutional Class
Net assets	$2,779,631,421
Shares outstanding	41,926,190
Net asset value per share	$66.30
Institutional 2 Class
Net assets	$440,274,990
Shares outstanding	6,519,147
Net asset value per share	$67.54
Institutional 3 Class
Net assets	$82,180,816
Shares outstanding	1,263,755
Net asset value per share	$65.03
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2021	17

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$27,113,934
Dividends — affiliated issuers	36,080
Foreign taxes withheld	(2,419)
Total income	27,147,595
Expenses:
Management services fees	3,895,076
Distribution and/or service fees
Class A	774,442
Compensation of board members	70,051
Interest on collateral	454
Total expenses	4,740,023
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(70,052)
Total net expenses	4,669,971
Net investment income	22,477,624
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	352,742,125
Investments — affiliated issuers	440,134
Futures contracts	5,482,821
Net realized gain	358,665,080
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	297,046,171
Investments — affiliated issuers	217,435
Futures contracts	897,915
Net change in unrealized appreciation (depreciation)	298,161,521
Net realized and unrealized gain	656,826,601
Net increase in net assets resulting from operations	$679,304,225
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Index Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment income	$22,477,624	$54,810,752
Net realized gain	358,665,080	213,190,861
Net change in unrealized appreciation (depreciation)	298,161,521	679,378,208
Net increase in net assets resulting from operations	679,304,225	947,379,821
Distributions to shareholders
Net investment income and net realized gains
Class A	(21,169,326)	(43,630,444)
Institutional Class	(92,619,411)	(175,685,793)
Institutional 2 Class	(14,256,529)	(26,445,019)
Institutional 3 Class	(2,714,691)	(16,609,539)
Total distributions to shareholders	(130,759,957)	(262,370,795)
Decrease in net assets from capital stock activity	(325,964,193)	(65,602,628)
Total increase in net assets	222,580,075	619,406,398
Net assets at beginning of period	3,698,960,381	3,079,553,983
Net assets at end of period	$3,921,540,456	$3,698,960,381

	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	778,223	48,219,243	2,406,919	119,240,592
Distributions reinvested	319,352	19,719,973	791,433	40,464,807
Redemptions	(1,989,787)	(122,818,741)	(5,182,455)	(258,573,583)
Net decrease	(892,212)	(54,879,525)	(1,984,103)	(98,868,184)
Institutional Class
Subscriptions	1,658,017	103,142,357	7,620,149	384,230,990
Distributions reinvested	1,262,809	78,584,611	2,868,850	148,454,404
Redemptions	(3,449,231)	(215,195,843)	(13,074,721)	(664,658,369)
Net decrease	(528,405)	(33,468,875)	(2,585,722)	(131,972,975)
Institutional 2 Class
Subscriptions	579,006	37,080,849	1,761,647	88,895,172
Distributions reinvested	221,369	14,032,565	494,119	26,039,449
Redemptions	(833,767)	(53,543,180)	(2,164,828)	(113,594,354)
Net increase (decrease)	(33,392)	(2,429,766)	90,938	1,340,267
Institutional 3 Class
Subscriptions	135,719	8,049,842	7,103,264	302,417,230
Distributions reinvested	43,237	2,639,199	323,937	16,596,829
Redemptions	(3,955,756)	(245,875,068)	(3,485,931)	(155,115,795)
Net increase (decrease)	(3,776,800)	(235,186,027)	3,941,270	163,898,264
Total net decrease	(5,230,809)	(325,964,193)	(537,617)	(65,602,628)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2021	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$57.11	0.30	10.55	10.85	(0.09)	(2.12)	(2.21)
Year Ended 2/28/2021	$47.14	0.73	13.20	13.93	(0.78)	(3.18)	(3.96)
Year Ended 2/29/2020	$48.30	0.84	2.97	3.81	(0.88)	(4.09)	(4.97)
Year Ended 2/28/2019	$50.42	0.81	1.18	1.99	(0.83)	(3.28)	(4.11)
Year Ended 2/28/2018	$45.16	0.73	6.65	7.38	(0.77)	(1.35)	(2.12)
Year Ended 2/28/2017	$37.05	0.73	8.24	8.97	(0.73)	(0.13)	(0.86)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$57.52	0.38	10.63	11.01	(0.11)	(2.12)	(2.23)
Year Ended 2/28/2021	$47.44	0.86	13.31	14.17	(0.91)	(3.18)	(4.09)
Year Ended 2/29/2020	$48.57	0.98	2.98	3.96	(1.00)	(4.09)	(5.09)
Year Ended 2/28/2019	$50.68	0.94	1.18	2.12	(0.95)	(3.28)	(4.23)
Year Ended 2/28/2018	$45.38	0.85	6.69	7.54	(0.89)	(1.35)	(2.24)
Year Ended 2/28/2017	$37.22	0.84	8.28	9.12	(0.83)	(0.13)	(0.96)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$58.55	0.39	10.83	11.22	(0.11)	(2.12)	(2.23)
Year Ended 2/28/2021	$48.23	0.88	13.53	14.41	(0.91)	(3.18)	(4.09)
Year Ended 2/29/2020	$49.30	0.99	3.03	4.02	(1.00)	(4.09)	(5.09)
Year Ended 2/28/2019	$51.38	0.95	1.20	2.15	(0.95)	(3.28)	(4.23)
Year Ended 2/28/2018	$45.98	0.87	6.77	7.64	(0.89)	(1.35)	(2.24)
Year Ended 2/28/2017	$37.70	0.85	8.39	9.24	(0.83)	(0.13)	(0.96)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$56.45	0.34	10.47	10.81	(0.11)	(2.12)	(2.23)
Year Ended 2/28/2021	$46.63	0.83	13.08	13.91	(0.91)	(3.18)	(4.09)
Year Ended 2/29/2020	$47.81	0.98	2.93	3.91	(1.00)	(4.09)	(5.09)
Year Ended 2/28/2019	$49.95	0.92	1.17	2.09	(0.95)	(3.28)	(4.23)
Year Ended 2/28/2018(h)	$45.37	0.98	5.84	6.82	(0.89)	(1.35)	(2.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Large Cap Index Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$65.75	19.24%	0.45%(c),(d)	0.45%(c),(d)	0.95%(c)	1%	$619,453
Year Ended 2/28/2021	$57.11	30.69%	0.45%(d)	0.45%(d),(e)	1.43%	11%	$588,972
Year Ended 2/29/2020	$47.14	7.70%	0.45%	0.45%(e)	1.68%	7%	$579,726
Year Ended 2/28/2019	$48.30	4.19%	0.45%(f)	0.45%(e),(f)	1.64%	6%	$726,445
Year Ended 2/28/2018	$50.42	16.59%	0.45%	0.45%(e)	1.53%	2%	$954,529
Year Ended 2/28/2017	$45.16	24.40%	0.45%(g)	0.45%(e),(g)	1.77%	4%	$1,071,791
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$66.30	19.39%	0.20%(c),(d)	0.20%(c),(d)	1.20%(c)	1%	$2,779,631
Year Ended 2/28/2021	$57.52	31.02%	0.20%(d)	0.20%(d),(e)	1.67%	11%	$2,441,779
Year Ended 2/29/2020	$47.44	7.97%	0.20%	0.20%(e)	1.94%	7%	$2,136,890
Year Ended 2/28/2019	$48.57	4.46%	0.20%(f)	0.20%(e),(f)	1.89%	6%	$2,134,512
Year Ended 2/28/2018	$50.68	16.88%	0.20%	0.20%(e)	1.78%	2%	$2,390,677
Year Ended 2/28/2017	$45.38	24.72%	0.20%(g)	0.20%(e),(g)	2.02%	4%	$2,259,128
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$67.54	19.41%	0.20%(c),(d)	0.20%(c),(d)	1.20%(c)	1%	$440,275
Year Ended 2/28/2021	$58.55	31.01%	0.20%(d)	0.20%(d)	1.67%	11%	$383,658
Year Ended 2/29/2020	$48.23	7.97%	0.20%	0.20%	1.93%	7%	$311,674
Year Ended 2/28/2019	$49.30	4.45%	0.20%(f)	0.20%(f)	1.89%	6%	$336,271
Year Ended 2/28/2018	$51.38	16.87%	0.20%	0.20%	1.78%	2%	$372,379
Year Ended 2/28/2017	$45.98	24.73%	0.20%(g)	0.20%(g)	2.02%	4%	$361,419
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$65.03	19.41%	0.20%(c),(d)	0.20%(c),(d)	1.09%(c)	1%	$82,181
Year Ended 2/28/2021	$56.45	31.00%	0.20%(d)	0.20%(d)	1.63%	11%	$284,552
Year Ended 2/29/2020	$46.63	7.99%	0.20%	0.20%	1.98%	7%	$51,264
Year Ended 2/28/2019	$47.81	4.46%	0.20%(f)	0.20%(f)	1.91%	6%	$45,493
Year Ended 2/28/2018(h)	$49.95	15.29%	0.21%	0.20%	2.01%	2%	$552
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2021	21

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Large Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Large Cap Index Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia Large Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,387,371*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	5,482,821

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	897,915
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	63,988,125

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Large Cap Index Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
26	Columbia Large Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Large Cap Index Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2022
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
986,828,000	2,879,793,000	(22,914,000)	2,856,879,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $46,034,980 and $549,399,921, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
28	Columbia Large Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2021.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As
Columbia Large Cap Index Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At August 31, 2021, one unaffiliated shareholder of record owned 10.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 29.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
30	Columbia Large Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Large Cap Index Fund | Semiannual Report 2021	31

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
32	Columbia Large Cap Index Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Large Cap Index Fund | Semiannual Report 2021	33

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
34	Columbia Large Cap Index Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Large Cap Index Fund | Semiannual Report 2021	35

Columbia Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR175_02_L01_(10/21)

SemiAnnual Report
August 31, 2021
Columbia Large Cap Growth Opportunity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Large Cap Growth Opportunity Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Growth Opportunity Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term growth of capital.
Portfolio management
Nicolas Janvier, CFA
Portfolio Manager
Managed Fund since October 2020
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/31/97	16.18	26.63	22.54	17.43
	Including sales charges		9.48	19.37	21.10	16.74
Advisor Class*		11/08/12	16.32	27.00	22.87	17.69
Class C	Excluding sales charges	12/31/97	15.71	25.70	21.63	16.56
	Including sales charges		14.71	24.72	21.63	16.56
Institutional Class		12/31/97	16.32	26.98	22.87	17.73
Institutional 2 Class*		12/11/13	16.37	27.09	22.95	17.75
Institutional 3 Class*		03/01/17	16.38	27.11	22.95	17.63
Class R*		10/26/16	16.01	26.35	22.24	17.14
Russell 1000 Growth Index			22.01	28.53	24.35	19.45
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2021)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	13.5
Consumer Discretionary	17.8
Consumer Staples	4.8
Energy	0.5
Financials	4.3
Health Care	9.4
Industrials	5.7
Information Technology	43.0
Materials	1.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at August 31, 2021)
Information Technology
Application Software	16.3
Data Processing & Outsourced Services	9.6
Electronic Manufacturing Services	2.3
Semiconductor Equipment	2.5
Semiconductors	5.9
Systems Software	6.4
Total	43.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,161.80	1,020.18	5.73	5.35	1.04
Advisor Class	1,000.00	1,000.00	1,163.20	1,021.45	4.35	4.07	0.79
Class C	1,000.00	1,000.00	1,157.10	1,016.36	9.84	9.20	1.79
Institutional Class	1,000.00	1,000.00	1,163.20	1,021.45	4.35	4.07	0.79
Institutional 2 Class	1,000.00	1,000.00	1,163.70	1,021.76	4.02	3.76	0.73
Institutional 3 Class	1,000.00	1,000.00	1,163.80	1,021.96	3.80	3.55	0.69
Class R	1,000.00	1,000.00	1,160.10	1,018.91	7.10	6.64	1.29
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 13.5%
Entertainment 4.2%
Electronic Arts, Inc.	273,924	39,776,504
Endeavor Group Holdings, Inc., Class A(a)	614,518	15,977,468
Netflix, Inc.(a)	52,388	29,818,726
Total		85,572,698
Interactive Media & Services 6.3%
Alphabet, Inc., Class A(a)	43,742	126,587,161
Media 3.0%
Comcast Corp., Class A	1,007,006	61,105,124
Total Communication Services		273,264,983
Consumer Discretionary 17.7%
Automobiles 1.2%
General Motors Co.(a)	521,995	25,582,975
Internet & Direct Marketing Retail 7.6%
Amazon.com, Inc.(a)	39,497	137,085,793
Farfetch Ltd., Class A(a)	421,019	17,623,855
Total		154,709,648
Multiline Retail 4.3%
Target Corp.	351,362	86,779,387
Specialty Retail 1.6%
TJX Companies, Inc. (The)	439,309	31,946,550
Textiles, Apparel & Luxury Goods 3.0%
Under Armour, Inc., Class A(a)	1,460,266	33,790,555
VF Corp.	349,580	26,732,383
Total		60,522,938
Total Consumer Discretionary		359,541,498
Consumer Staples 4.8%
Beverages 1.6%
Coca-Cola Co. (The)	597,788	33,661,443
Food Products 0.4%
Beyond Meat, Inc.(a)	62,191	7,440,531
Personal Products 2.8%
Estee Lauder Companies, Inc. (The), Class A	164,874	56,137,948
Total Consumer Staples		97,239,922
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Renewable Energy Group, Inc.(a)	202,300	9,795,366
Total Energy		9,795,366
Financials 4.3%
Banks 1.0%
SVB Financial Group(a)	35,028	19,598,166
Capital Markets 3.3%
Intercontinental Exchange, Inc.	185,001	22,113,169
Morgan Stanley	258,091	26,952,443
Virtu Financial, Inc. Class A	783,541	19,181,084
Total		68,246,696
Total Financials		87,844,862
Health Care 9.4%
Biotechnology 3.2%
Horizon Therapeutics PLC(a)	183,525	19,837,217
Mirati Therapeutics, Inc.(a)	116,317	19,742,484
Vertex Pharmaceuticals, Inc.(a)	124,385	24,913,072
Total		64,492,773
Health Care Equipment & Supplies 1.1%
Insulet Corp.(a)	73,103	21,770,805
Health Care Technology 0.8%
Doximity, Inc., Class A(a)	176,612	16,248,304
Life Sciences Tools & Services 2.2%
IQVIA Holdings, Inc.(a)	168,518	43,769,180
Pharmaceuticals 2.1%
Eli Lilly & Co.	166,365	42,970,416
Total Health Care		189,251,478
Industrials 5.7%
Aerospace & Defense 0.9%
Howmet Aerospace, Inc.	544,334	17,282,604
Air Freight & Logistics 3.0%
United Parcel Service, Inc., Class B	312,693	61,172,132
Machinery 0.7%
AGCO Corp.	108,526	14,935,348
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.1%
TransUnion	180,231	21,903,473
Total Industrials		115,293,557
Information Technology 42.8%
Electronic Equipment, Instruments & Components 2.3%
TE Connectivity Ltd.	310,263	46,607,708
IT Services 9.5%
Fidelity National Information Services, Inc.	409,057	52,265,213
MasterCard, Inc., Class A	252,273	87,344,481
PayPal Holdings, Inc.(a)	187,019	53,984,904
Total		193,594,598
Semiconductors & Semiconductor Equipment 8.4%
Broadcom, Inc.	147,678	73,426,978
Lam Research Corp.	83,142	50,285,945
NVIDIA Corp.	207,333	46,411,492
Total		170,124,415
Software 22.6%
Adobe, Inc.(a)	147,667	98,006,588
Aspen Technology, Inc.(a)	135,950	17,605,525
Atlassian Corp. PLC, Class A(a)	91,172	33,465,594
Bill.com Holdings, Inc.(a)	95,408	26,179,001
Cadence Design Systems, Inc.(a)	402,663	65,827,347
Common Stocks (continued)
Issuer	Shares	Value ($)
Fair Isaac Corp.(a)	55,826	25,665,445
Microsoft Corp.	245,986	74,258,254
Salesforce.com, Inc.(a)	75,394	19,999,766
ServiceNow, Inc.(a)	60,078	38,668,604
Teradata Corp.(a)	303,562	16,601,806
Tyler Technologies, Inc.(a)	85,975	41,758,058
Total		458,035,988
Total Information Technology		868,362,709
Materials 1.0%
Chemicals 1.0%
Albemarle Corp.	85,850	20,324,129
Total Materials		20,324,129
Total Common Stocks (Cost $1,326,180,652)		2,020,918,504

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(b),(c)	8,005,142	8,004,341
Total Money Market Funds (Cost $8,004,341)		8,004,341
Total Investments in Securities (Cost: $1,334,184,993)		2,028,922,845
Other Assets & Liabilities, Net		(1,657,229)
Net Assets		2,027,265,616

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	22,806,514	321,832,793	(336,634,941)	(25)	8,004,341	24	3,608	8,005,142
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	273,264,983	—	—	273,264,983
Consumer Discretionary	359,541,498	—	—	359,541,498
Consumer Staples	97,239,922	—	—	97,239,922
Energy	9,795,366	—	—	9,795,366
Financials	87,844,862	—	—	87,844,862
Health Care	189,251,478	—	—	189,251,478
Industrials	115,293,557	—	—	115,293,557
Information Technology	868,362,709	—	—	868,362,709
Materials	20,324,129	—	—	20,324,129
Total Common Stocks	2,020,918,504	—	—	2,020,918,504
Money Market Funds	8,004,341	—	—	8,004,341
Total Investments in Securities	2,028,922,845	—	—	2,028,922,845
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,326,180,652)	$2,020,918,504
Affiliated issuers (cost $8,004,341)	8,004,341
Receivable for:
Investments sold	1,186,035
Capital shares sold	389,417
Dividends	1,652,591
Expense reimbursement due from Investment Manager	1,338
Prepaid expenses	22,927
Total assets	2,032,175,153
Liabilities
Payable for:
Investments purchased	2,791,281
Capital shares purchased	1,202,474
Management services fees	38,592
Distribution and/or service fees	10,061
Transfer agent fees	231,079
Compensation of board members	591,969
Compensation of chief compliance officer	187
Other expenses	43,894
Total liabilities	4,909,537
Net assets applicable to outstanding capital stock	$2,027,265,616
Represented by
Paid in capital	884,003,198
Total distributable earnings (loss)	1,143,262,418
Total - representing net assets applicable to outstanding capital stock	$2,027,265,616
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities  (continued)
August 31, 2021 (Unaudited)
Class A
Net assets	$1,326,720,422
Shares outstanding	53,594,891
Net asset value per share	$24.75
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$26.26
Advisor Class
Net assets	$27,239,802
Shares outstanding	938,087
Net asset value per share	$29.04
Class C
Net assets	$22,224,075
Shares outstanding	1,628,004
Net asset value per share	$13.65
Institutional Class
Net assets	$585,389,401
Shares outstanding	21,024,288
Net asset value per share	$27.84
Institutional 2 Class
Net assets	$38,233,890
Shares outstanding	1,297,123
Net asset value per share	$29.48
Institutional 3 Class
Net assets	$1,784,682
Shares outstanding	63,533
Net asset value per share	$28.09
Class R
Net assets	$25,673,344
Shares outstanding	1,033,105
Net asset value per share	$24.85
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,070,803
Dividends — affiliated issuers	3,608
Total income	6,074,411
Expenses:
Management services fees	6,825,137
Distribution and/or service fees
Class A	1,591,534
Class C	123,189
Class R	64,856
Transfer agent fees
Class A	729,034
Advisor Class	15,049
Class C	14,117
Institutional Class	324,348
Institutional 2 Class	10,000
Institutional 3 Class	97
Class R	14,853
Compensation of board members	96,586
Custodian fees	5,221
Printing and postage fees	41,962
Registration fees	60,382
Audit fees	14,951
Legal fees	15,817
Interest on interfund lending	10
Compensation of chief compliance officer	173
Other	13,561
Total expenses	9,960,877
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(472,095)
Total net expenses	9,488,782
Net investment loss	(3,414,371)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	454,143,937
Investments — affiliated issuers	24
Net realized gain	454,143,961
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(160,775,593)
Investments — affiliated issuers	(25)
Net change in unrealized appreciation (depreciation)	(160,775,618)
Net realized and unrealized gain	293,368,343
Net increase in net assets resulting from operations	$289,953,972
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment loss	$(3,414,371)	$(1,452,611)
Net realized gain	454,143,961	280,519,044
Net change in unrealized appreciation (depreciation)	(160,775,618)	388,546,029
Net increase in net assets resulting from operations	289,953,972	667,612,462
Distributions to shareholders
Net investment income and net realized gains
Class A	(111,592,132)	(139,067,738)
Advisor Class	(2,027,222)	(2,393,609)
Class C	(3,129,376)	(7,102,003)
Institutional Class	(45,613,911)	(56,589,107)
Institutional 2 Class	(2,848,945)	(2,823,471)
Institutional 3 Class	(142,042)	(148,617)
Class R	(2,214,303)	(2,936,930)
Total distributions to shareholders	(167,567,931)	(211,061,475)
Increase (decrease) in net assets from capital stock activity	55,908,747	(28,132,733)
Total increase in net assets	178,294,788	428,418,254
Net assets at beginning of period	1,848,970,828	1,420,552,574
Net assets at end of period	$2,027,265,616	$1,848,970,828
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,034,511	47,710,507	3,422,730	70,474,490
Distributions reinvested	3,319,472	76,181,882	4,639,656	95,516,492
Redemptions	(2,973,622)	(70,969,736)	(8,579,194)	(176,910,830)
Net increase (decrease)	2,380,361	52,922,653	(516,808)	(10,919,848)
Advisor Class
Subscriptions	46,556	1,300,252	165,478	4,086,134
Distributions reinvested	75,222	2,024,242	100,397	2,391,082
Redemptions	(98,428)	(2,745,267)	(238,356)	(5,336,921)
Net increase	23,350	579,227	27,519	1,140,295
Class C
Subscriptions	71,494	981,768	234,359	2,963,551
Distributions reinvested	237,980	3,017,584	516,051	6,379,511
Redemptions	(858,169)	(12,181,439)	(1,834,992)	(23,330,991)
Net decrease	(548,695)	(8,182,087)	(1,084,582)	(13,987,929)
Institutional Class
Subscriptions	687,609	18,214,037	2,082,903	49,431,380
Distributions reinvested	1,463,739	37,764,463	2,026,959	46,394,110
Redemptions	(1,725,425)	(46,072,457)	(4,660,306)	(105,713,887)
Net increase (decrease)	425,923	9,906,043	(550,444)	(9,888,397)
Institutional 2 Class
Subscriptions	70,936	1,983,648	386,942	9,958,955
Distributions reinvested	104,319	2,848,945	116,706	2,823,471
Redemptions	(120,327)	(3,406,976)	(236,211)	(5,413,625)
Net increase	54,928	1,425,617	267,437	7,368,801
Institutional 3 Class
Subscriptions	761	20,952	16,456	405,374
Distributions reinvested	4,954	128,949	5,773	133,915
Redemptions	(3,759)	(100,117)	(5,468)	(136,117)
Net increase	1,956	49,784	16,761	403,172
Class R
Subscriptions	90,202	2,212,059	225,630	4,581,580
Distributions reinvested	96,065	2,214,303	141,690	2,923,196
Redemptions	(215,252)	(5,218,852)	(488,697)	(9,753,603)
Net decrease	(28,985)	(792,490)	(121,377)	(2,248,827)
Total net increase (decrease)	2,308,838	55,908,747	(1,961,494)	(28,132,733)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$23.37	(0.05)	3.66	3.61	(2.23)	(2.23)
Year Ended 2/28/2021	$17.67	(0.03)	8.53	8.50	(2.80)	(2.80)
Year Ended 2/29/2020	$17.18	(0.03)	2.34	2.31	(1.82)	(1.82)
Year Ended 2/28/2019	$18.33	(0.03)	0.75	0.72	(1.87)	(1.87)
Year Ended 2/28/2018	$15.74	(0.01)	3.66	3.65	(1.06)	(1.06)
Year Ended 2/28/2017	$14.87	0.02	2.84	2.86	(1.99)	(1.99)
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$27.08	(0.02)	4.26	4.24	(2.28)	(2.28)
Year Ended 2/28/2021	$20.07	0.02	9.79	9.81	(2.80)	(2.80)
Year Ended 2/29/2020	$19.26	0.02	2.61	2.63	(1.82)	(1.82)
Year Ended 2/28/2019	$20.27	0.02	0.85	0.87	(1.88)	(1.88)
Year Ended 2/28/2018	$17.30	0.03	4.03	4.06	(1.09)	(1.09)
Year Ended 2/28/2017	$16.13	0.06	3.10	3.16	(1.99)	(1.99)
Class C
Six Months Ended 8/31/2021 (Unaudited)	$13.72	(0.08)	2.08	2.00	(2.07)	(2.07)
Year Ended 2/28/2021	$11.35	(0.11)	5.28	5.17	(2.80)	(2.80)
Year Ended 2/29/2020	$11.70	(0.11)	1.58	1.47	(1.82)	(1.82)
Year Ended 2/28/2019	$13.14	(0.12)	0.53	0.41	(1.85)	(1.85)
Year Ended 2/28/2018	$11.58	(0.10)	2.66	2.56	(1.00)	(1.00)
Year Ended 2/28/2017	$11.51	(0.07)	2.13	2.06	(1.99)	(1.99)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$26.05	(0.02)	4.09	4.07	(2.28)	(2.28)
Year Ended 2/28/2021	$19.39	0.02	9.44	9.46	(2.80)	(2.80)
Year Ended 2/29/2020	$18.66	0.02	2.53	2.55	(1.82)	(1.82)
Year Ended 2/28/2019	$19.70	0.02	0.82	0.84	(1.88)	(1.88)
Year Ended 2/28/2018	$16.84	0.03	3.92	3.95	(1.09)	(1.09)
Year Ended 2/28/2017	$15.74	0.06	3.03	3.09	(1.99)	(1.99)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$27.46	(0.02)	4.33	4.31	(2.29)	(2.29)
Year Ended 2/28/2021	$20.31	0.04	9.91	9.95	(2.80)	(2.80)
Year Ended 2/29/2020	$19.46	0.03	2.64	2.67	(1.82)	(1.82)
Year Ended 2/28/2019	$20.45	0.03	0.86	0.89	(1.88)	(1.88)
Year Ended 2/28/2018	$17.44	0.05	4.06	4.11	(1.10)	(1.10)
Year Ended 2/28/2017	$16.23	0.08	3.12	3.20	(1.99)	(1.99)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$24.75	16.18%	1.09%(c),(d)	1.04%(c),(d)	(0.42%)(c)	49%	$1,326,720
Year Ended 2/28/2021	$23.37	50.88%	1.11%(d)	1.04%(d),(e)	(0.15%)	44%	$1,197,121
Year Ended 2/29/2020	$17.67	13.54%	1.12%	1.04%(e)	(0.16%)	42%	$913,905
Year Ended 2/28/2019	$17.18	4.19%	1.12%	1.08%(e)	(0.16%)	23%	$929,808
Year Ended 2/28/2018	$18.33	23.65%	1.12%	1.12%(e)	(0.07%)	37%	$850,411
Year Ended 2/28/2017	$15.74	20.85%	1.18%(f)	1.17%(e),(f)	0.11%	29%	$840,034
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$29.04	16.32%	0.84%(c),(d)	0.79%(c),(d)	(0.17%)(c)	49%	$27,240
Year Ended 2/28/2021	$27.08	51.34%	0.86%(d)	0.79%(d),(e)	0.10%	44%	$24,768
Year Ended 2/29/2020	$20.07	13.75%	0.87%	0.79%(e)	0.09%	42%	$17,809
Year Ended 2/28/2019	$19.26	4.53%	0.87%	0.83%(e)	0.09%	23%	$26,286
Year Ended 2/28/2018	$20.27	23.93%	0.87%	0.87%(e)	0.18%	37%	$27,793
Year Ended 2/28/2017	$17.30	21.11%	0.92%(f)	0.92%(e),(f)	0.32%	29%	$24,411
Class C
Six Months Ended 8/31/2021 (Unaudited)	$13.65	15.71%	1.84%(c),(d)	1.79%(c),(d)	(1.17%)(c)	49%	$22,224
Year Ended 2/28/2021	$13.72	49.77%	1.86%(d)	1.79%(d),(e)	(0.90%)	44%	$29,863
Year Ended 2/29/2020	$11.35	12.66%	1.87%	1.80%(e)	(0.91%)	42%	$37,004
Year Ended 2/28/2019	$11.70	3.46%	1.86%	1.84%(e)	(0.96%)	23%	$57,316
Year Ended 2/28/2018	$13.14	22.74%	1.87%	1.87%(e)	(0.79%)	37%	$291,221
Year Ended 2/28/2017	$11.58	19.89%	1.91%(f)	1.91%(e),(f)	(0.63%)	29%	$426,640
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$27.84	16.32%	0.84%(c),(d)	0.79%(c),(d)	(0.17%)(c)	49%	$585,389
Year Ended 2/28/2021	$26.05	51.34%	0.86%(d)	0.79%(d),(e)	0.10%	44%	$536,602
Year Ended 2/29/2020	$19.39	13.76%	0.87%	0.79%(e)	0.09%	42%	$410,156
Year Ended 2/28/2019	$18.66	4.51%	0.87%	0.83%(e)	0.09%	23%	$472,922
Year Ended 2/28/2018	$19.70	23.93%	0.87%	0.87%(e)	0.19%	37%	$537,229
Year Ended 2/28/2017	$16.84	21.19%	0.90%(f)	0.90%(e),(f)	0.37%	29%	$450,897
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$29.48	16.37%	0.78%(c),(d)	0.73%(c),(d)	(0.11%)(c)	49%	$38,234
Year Ended 2/28/2021	$27.46	51.43%	0.79%(d)	0.73%(d)	0.15%	44%	$34,108
Year Ended 2/29/2020	$20.31	13.81%	0.80%	0.73%	0.16%	42%	$19,798
Year Ended 2/28/2019	$19.46	4.60%	0.80%	0.76%	0.17%	23%	$12,349
Year Ended 2/28/2018	$20.45	24.04%	0.80%	0.80%	0.26%	37%	$9,310
Year Ended 2/28/2017	$17.44	21.23%	0.83%(f)	0.83%(f)	0.46%	29%	$8,530
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$26.27	(0.01)	4.13	4.12	(2.30)	(2.30)
Year Ended 2/28/2021	$19.52	0.05	9.50	9.55	(2.80)	(2.80)
Year Ended 2/29/2020	$18.75	0.04	2.55	2.59	(1.82)	(1.82)
Year Ended 2/28/2019	$19.77	0.04	0.82	0.86	(1.88)	(1.88)
Year Ended 2/28/2018(g)	$17.10	0.04	3.74	3.78	(1.11)	(1.11)
Class R
Six Months Ended 8/31/2021 (Unaudited)	$23.44	(0.08)	3.66	3.58	(2.17)	(2.17)
Year Ended 2/28/2021	$17.75	(0.08)	8.57	8.49	(2.80)	(2.80)
Year Ended 2/29/2020	$17.30	(0.07)	2.34	2.27	(1.82)	(1.82)
Year Ended 2/28/2019	$18.47	(0.07)	0.76	0.69	(1.86)	(1.86)
Year Ended 2/28/2018	$15.87	(0.05)	3.67	3.62	(1.02)	(1.02)
Year Ended 2/28/2017(h)	$14.69	(0.01)	1.30	1.29	(0.11)	(0.11)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
02/28/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Class R shares commenced operations on October 26, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$28.09	16.38%	0.74%(c),(d)	0.69%(c),(d)	(0.07%)(c)	49%	$1,785
Year Ended 2/28/2021	$26.27	51.47%	0.75%(d)	0.69%(d)	0.20%	44%	$1,618
Year Ended 2/29/2020	$19.52	13.91%	0.76%	0.69%	0.20%	42%	$875
Year Ended 2/28/2019	$18.75	4.61%	0.77%	0.71%	0.24%	23%	$780
Year Ended 2/28/2018(g)	$19.77	22.55%	0.76%	0.76%	0.19%	37%	$262
Class R
Six Months Ended 8/31/2021 (Unaudited)	$24.85	16.01%	1.34%(c),(d)	1.29%(c),(d)	(0.67%)(c)	49%	$25,673
Year Ended 2/28/2021	$23.44	50.57%	1.36%(d)	1.29%(d),(e)	(0.40%)	44%	$24,892
Year Ended 2/29/2020	$17.75	13.20%	1.37%	1.30%(e)	(0.41%)	42%	$21,006
Year Ended 2/28/2019	$17.30	4.00%	1.37%	1.33%(e)	(0.41%)	23%	$24,324
Year Ended 2/28/2018	$18.47	23.28%	1.37%	1.37%(e)	(0.31%)	37%	$24,453
Year Ended 2/28/2017(h)	$15.87	8.81%	1.35%(c)	1.35%(c),(e)	(0.14%)(c)	29%	$26,278
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	17

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Opportunity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
18	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2021 was 0.70% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their
20	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	40,049
Class C	—	1.00(b)	119

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2021 through June 30, 2022	Prior to July 1, 2021
Class A	1.05%	1.05%
Advisor Class	0.80	0.80
Class C	1.80	1.80
Institutional Class	0.80	0.80
Institutional 2 Class	0.75	0.73
Institutional 3 Class	0.70	0.69
Class R	1.30	1.30
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific
22	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,334,185,000	724,733,000	(29,995,000)	694,738,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $933,532,449 and $1,036,459,369, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended August 31, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	500,000	0.70	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2021.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
24	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At August 31, 2021, one unaffiliated shareholder of record owned 25.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	25

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Growth Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
26	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	27

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
28	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2021	29

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Columbia Large Cap Growth Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR186_02_L01_(10/21)

SemiAnnual Report
August 31, 2021
Columbia Mid Cap Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Mid Cap Index Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Mid Cap Index Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Kaiyu Zhao
Portfolio Manager
Managed Fund since November 2020
Christopher Rowe
Portfolio Manager
Managed Fund since November 2020
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/31/00	10.73	44.11	13.20	13.37
Institutional Class	03/31/00	10.83	44.50	13.48	13.66
Institutional 2 Class*	11/08/12	10.83	44.45	13.48	13.67
Institutional 3 Class*	03/01/17	10.83	44.48	13.48	13.66
S&P MidCap 400 Index		10.97	44.77	13.74	13.90
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P MidCap 400 Index is a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Mid Cap Index Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2021)
Common Stocks	98.8
Money Market Funds	1.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	1.7
Consumer Discretionary	15.4
Consumer Staples	3.2
Energy	2.0
Financials	15.2
Health Care	10.0
Industrials	18.5
Information Technology	14.7
Materials	6.3
Real Estate	9.7
Utilities	3.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Mid Cap Index Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,107.30	1,023.19	2.42	2.32	0.45
Institutional Class	1,000.00	1,000.00	1,108.30	1,024.46	1.07	1.03	0.20
Institutional 2 Class	1,000.00	1,000.00	1,108.30	1,024.46	1.07	1.03	0.20
Institutional 3 Class	1,000.00	1,000.00	1,108.30	1,024.46	1.07	1.03	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Mid Cap Index Fund | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 1.7%
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.(a)	163,755	7,288,735
Entertainment 0.1%
World Wrestling Entertainment, Inc., Class A	63,100	3,288,141
Interactive Media & Services 0.3%
TripAdvisor, Inc.(a)	136,689	4,784,115
Yelp, Inc.(a)	97,627	3,759,616
Total		8,543,731
Media 1.0%
Cable One, Inc.	7,572	15,898,095
John Wiley & Sons, Inc., Class A	60,699	3,526,612
New York Times Co. (The), Class A	202,479	10,281,884
TEGNA, Inc.	307,783	5,453,915
Total		35,160,506
Wireless Telecommunication Services 0.1%
Telephone and Data Systems, Inc.	138,849	2,821,411
Total Communication Services		57,102,524
Consumer Discretionary 15.2%
Auto Components 1.5%
Adient PLC(a)	131,337	5,166,798
Dana, Inc.	202,346	4,706,568
Fox Factory Holding Corp.(a)	58,503	8,990,156
Gentex Corp.	336,730	10,371,284
Goodyear Tire & Rubber Co. (The)(a)	389,022	6,162,108
Lear Corp.	76,292	12,202,142
Visteon Corp.(a)	38,982	4,119,618
Total		51,718,674
Automobiles 0.5%
Harley-Davidson, Inc.	214,228	8,468,433
Thor Industries, Inc.	77,186	8,755,208
Total		17,223,641
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.0%
Graham Holdings Co., Class B	5,629	3,472,023
Grand Canyon Education, Inc.(a)	64,610	5,759,335
H&R Block, Inc.	252,935	6,487,783
Service Corp. International	234,408	14,711,446
WW International, Inc.(a)	66,875	1,447,844
Total		31,878,431
Hotels, Restaurants & Leisure 2.7%
Boyd Gaming Corp.(a)	112,503	6,904,309
Choice Hotels International, Inc.	40,278	4,807,582
Churchill Downs, Inc.	48,332	10,173,886
Cracker Barrel Old Country Store, Inc.	33,077	4,749,196
Jack in the Box, Inc.	30,988	3,283,489
Marriott Vacations Worldwide Corp.(a)	59,522	8,901,515
Papa John’s International, Inc.	46,117	5,881,301
Scientific Games Corp., Class A(a)	79,027	5,717,603
Six Flags Entertainment Corp.(a)	105,951	4,475,370
Texas Roadhouse, Inc.	91,396	8,682,620
Travel + Leisure Co.	120,149	6,579,359
Wendy’s Co. (The)	246,880	5,683,178
Wingstop, Inc.	41,457	7,127,702
Wyndham Hotels & Resorts, Inc.	130,209	9,466,194
Total		92,433,304
Household Durables 1.6%
Helen of Troy Ltd.(a)	34,086	8,153,030
KB Home	123,887	5,330,858
Taylor Morrison Home Corp., Class A(a)	179,779	5,049,992
Tempur Sealy International, Inc.	255,352	11,414,234
Toll Brothers, Inc.	156,520	10,026,671
TopBuild Corp.(a)	46,091	10,084,250
Tri Pointe Homes, Inc.(a)	165,097	3,924,356
Total		53,983,391
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Mid Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 1.4%
Brunswick Corp.	108,599	10,519,985
Callaway Golf Co.(a)	162,196	4,551,220
Mattel, Inc.(a)	486,233	10,381,074
Polaris, Inc.	80,256	9,611,459
YETI Holdings, Inc.(a)	104,597	10,390,666
Total		45,454,404
Multiline Retail 0.7%
Kohl’s Corp.	217,807	12,502,122
Nordstrom, Inc.(a)	151,765	4,341,997
Ollie’s Bargain Outlet Holdings, Inc.(a)	79,183	5,731,265
Total		22,575,384
Specialty Retail 4.0%
American Eagle Outfitters, Inc.	210,435	6,422,476
AutoNation, Inc.(a)	75,173	8,200,623
Dick’s Sporting Goods, Inc.	91,362	12,864,683
Five Below, Inc.(a)	78,061	16,612,162
Foot Locker, Inc.	143,981	8,162,283
GameStop Corp., Class A(a)	77,389	16,889,375
Lithia Motors, Inc., Class A	41,485	13,743,981
Murphy U.S.A., Inc.	34,908	5,420,514
Restoration Hardware Holdings, Inc.(a)	23,455	16,434,215
Urban Outfitters, Inc.(a)	95,846	3,164,835
Victoria’s Secret & Co.(a)	123,030	8,156,889
Williams-Sonoma, Inc.	106,222	19,831,647
Total		135,903,683
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings Ltd.(a)	210,967	11,921,745
Carter’s, Inc.	61,281	6,273,949
Columbia Sportswear Co.	42,617	4,347,360
Crocs, Inc.(a)	90,938	12,987,765
Deckers Outdoor Corp.(a)	38,774	16,224,981
Skechers U.S.A., Inc., Class A(a)	187,051	9,432,982
Total		61,188,782
Total Consumer Discretionary		512,359,694
Consumer Staples 3.2%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A(a)	12,966	7,393,343
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	191,180	10,832,259
Casey’s General Stores, Inc.	51,508	10,536,476
Grocery Outlet Holding Corp.(a)	121,418	3,160,511
Sprouts Farmers Market, Inc.(a)	164,689	4,100,756
Total		28,630,002
Food Products 1.8%
Darling Ingredients, Inc.(a)	227,480	16,947,260
Flowers Foods, Inc.	274,499	6,623,661
Hain Celestial Group, Inc. (The)(a)	113,997	4,264,628
Ingredion, Inc.	93,371	8,203,576
Lancaster Colony Corp.	27,265	4,832,448
Pilgrim’s Pride Corp.(a)	67,940	1,891,450
Post Holdings, Inc.(a)	82,498	9,232,351
Sanderson Farms, Inc.	27,707	5,444,425
Tootsie Roll Industries, Inc.	24,538	776,628
TreeHouse Foods, Inc.(a)	78,378	2,936,824
Total		61,153,251
Household Products 0.1%
Energizer Holdings, Inc.	81,015	3,187,130
Personal Products 0.2%
Coty, Inc., Class A(a)	395,175	3,860,860
Nu Skin Enterprises, Inc., Class A	69,764	3,531,453
Total		7,392,313
Total Consumer Staples		107,756,039
Energy 2.0%
Energy Equipment & Services 0.2%
ChampionX Corp.(a)	261,042	6,090,110
Oil, Gas & Consumable Fuels 1.8%
Antero Midstream Corp.	399,295	3,837,225
Cimarex Energy Co.	143,350	9,205,937
CNX Resources Corp.(a)	307,081	3,488,440
DT Midstream, Inc.(a)	135,039	6,275,262
EQT Corp.(a)	389,104	7,132,276
Equitrans Midstream Corp.	566,774	4,947,937
HollyFrontier Corp.	208,347	6,735,859

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Murphy Oil Corp.	202,336	4,301,664
Targa Resources Corp.	318,771	14,000,422
Total		59,925,022
Total Energy		66,015,132
Financials 15.0%
Banks 6.6%
Associated Banc-Corp.	213,032	4,392,720
BancorpSouth Bank	134,513	3,945,266
Bank of Hawaii Corp.	56,314	4,719,676
Bank OZK	168,527	7,150,601
Cathay General Bancorp	104,405	4,153,231
CIT Group, Inc.	138,109	7,654,001
Commerce Bancshares, Inc.	146,844	10,384,808
Cullen/Frost Bankers, Inc.	78,844	9,005,562
East West Bancorp, Inc.	197,773	14,504,672
First Financial Bankshares, Inc.	198,363	9,446,046
First Horizon Corp.	770,073	12,621,496
FNB Corp.	445,259	5,200,625
Fulton Financial Corp.	226,691	3,593,052
Glacier Bancorp, Inc.	133,146	7,091,356
Hancock Whitney Corp.	121,010	5,561,620
Home Bancshares, Inc.	211,424	4,683,042
International Bancshares Corp.	77,731	3,255,374
PacWest Bancorp	162,994	6,935,395
Pinnacle Financial Partners, Inc.	106,085	10,281,758
Prosperity Bancshares, Inc.	129,568	9,054,212
Signature Bank	80,336	20,833,535
Sterling Bancorp	268,505	6,146,079
Synovus Financial Corp.	207,165	8,928,811
Texas Capital Bancshares, Inc.(a)	70,516	4,794,383
UMB Financial Corp.	60,612	5,550,847
Umpqua Holdings Corp.	307,574	5,988,466
United Bankshares, Inc.	187,043	6,795,272
Valley National Bancorp	565,850	7,378,684
Webster Financial Corp.	126,056	6,368,349
Wintrust Financial Corp.	79,520	5,951,277
Total		222,370,216
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.7%
Affiliated Managers Group, Inc.	58,047	9,874,375
Evercore, Inc., Class A	57,089	7,971,908
Factset Research Systems, Inc.	52,770	20,064,209
Federated Hermes, Inc., Class B	130,425	4,412,278
Interactive Brokers Group, Inc., Class A	112,681	7,283,700
Janus Henderson Group PLC	237,873	10,314,173
Jefferies Financial Group, Inc.	278,889	10,307,738
SEI Investments Co.	165,247	10,379,164
Stifel Financial Corp.	146,507	10,123,634
Total		90,731,179
Consumer Finance 0.8%
FirstCash, Inc.	57,196	4,901,125
LendingTree, Inc.(a)	15,401	2,566,269
Navient Corp.	250,262	5,808,581
PROG Holdings, Inc.	93,894	4,443,064
SLM Corp.	450,116	8,439,675
Total		26,158,714
Insurance 4.1%
Alleghany Corp.(a)	19,416	13,138,613
American Financial Group, Inc.	96,098	13,255,758
Brighthouse Financial, Inc.(a)	119,607	5,855,959
Brown & Brown, Inc.	326,130	18,931,846
CNO Financial Group, Inc.	183,419	4,486,429
First American Financial Corp.	152,991	10,790,455
Hanover Insurance Group, Inc. (The)	50,044	7,071,718
Kemper Corp.	84,613	5,804,452
Kinsale Capital Group, Inc.	29,894	5,436,224
Mercury General Corp.	37,053	2,212,434
Old Republic International Corp.	395,116	10,273,016
Primerica, Inc.	54,981	8,408,794
Reinsurance Group of America, Inc.	94,779	10,977,304
RenaissanceRe Holdings Ltd.	69,201	10,845,873
RLI Corp.	55,456	6,057,459
Selective Insurance Group, Inc.	83,680	6,993,137
Total		140,539,471

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Mid Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.8%
Essent Group Ltd.	157,327	7,406,955
MGIC Investment Corp.	473,045	7,223,397
New York Community Bancorp, Inc.	648,352	8,117,367
Washington Federal, Inc.	100,939	3,361,269
Total		26,108,988
Total Financials		505,908,568
Health Care 9.8%
Biotechnology 1.8%
Arrowhead Pharmaceuticals, Inc.(a)	145,106	9,739,515
Emergent BioSolutions, Inc.(a)	63,498	4,005,454
Exelixis, Inc.(a)	436,897	8,375,315
Halozyme Therapeutics, Inc.(a)	186,592	7,834,998
Ligand Pharmaceuticals, Inc.(a)	23,215	3,071,344
Neurocrine Biosciences, Inc.(a)	131,808	12,548,122
United Therapeutics Corp.(a)	62,451	13,419,471
Total		58,994,219
Health Care Equipment & Supplies 3.4%
Envista Holdings Corp.(a)	224,141	9,590,993
Globus Medical, Inc., Class A(a)	108,185	8,827,896
Haemonetics Corp.(a)	71,034	4,457,383
Hill-Rom Holdings, Inc.	92,661	13,489,588
ICU Medical, Inc.(a)	27,511	5,484,318
Integra LifeSciences Holdings Corp.(a)	99,012	7,448,673
LivaNova PLC(a)	73,171	6,050,510
Masimo Corp.(a)	70,542	19,154,975
Neogen Corp.(a)	149,728	6,555,092
NuVasive, Inc.(a)	72,005	4,474,391
Penumbra, Inc.(a)	47,300	13,005,135
Quidel Corp.(a)	53,982	6,960,979
STAAR Surgical Co.(a)	65,377	10,098,785
Total		115,598,718
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.(a)	125,106	8,272,009
Amedisys, Inc.(a)	45,409	8,330,281
Chemed Corp.	22,236	10,599,901
Encompass Health Corp.	138,773	10,886,742
HealthEquity, Inc.(a)	116,237	7,458,928
Common Stocks (continued)
Issuer	Shares	Value ($)
LHC Group, Inc.(a)	44,146	8,244,707
Molina Healthcare, Inc.(a)	81,416	21,882,178
Option Care Health, Inc.(a)	168,647	4,511,307
Patterson Companies, Inc.	121,248	3,715,039
Progyny, Inc.(a)	51,834	2,895,966
R1 RCM, Inc.(a)	192,690	3,799,847
Tenet Healthcare Corp.(a)	148,877	11,217,882
Total		101,814,787
Life Sciences Tools & Services 1.2%
Medpace Holdings, Inc.(a)	38,615	7,041,445
Repligen Corp.(a)	71,184	20,143,649
Syneos Health, Inc.(a)	141,167	13,097,474
Total		40,282,568
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC(a)	83,782	11,034,927
Nektar Therapeutics(a)	254,159	3,934,381
Total		14,969,308
Total Health Care		331,659,600
Industrials 18.3%
Aerospace & Defense 1.0%
Axon Enterprise, Inc.(a)	90,177	16,400,491
Curtiss-Wright Corp.	57,072	6,950,228
Hexcel Corp.(a)	116,789	6,623,105
Mercury Systems, Inc.(a)	78,295	3,944,502
Total		33,918,326
Air Freight & Logistics 0.4%
GXO Logistics, Inc.(a)	141,725	11,591,688
Airlines 0.2%
JetBlue Airways Corp.(a)	441,428	6,678,806
Building Products 2.5%
Builders FirstSource, Inc.(a)	288,768	15,388,447
Carlisle Companies, Inc.	72,762	15,333,864
Lennox International, Inc.	47,926	16,063,837
Owens Corning	145,632	13,915,137
Simpson Manufacturing Co., Inc.	60,548	6,851,006
Trex Company, Inc.(a)	160,828	17,652,481
Total		85,204,772

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.8%
Brink’s Co. (The)	69,363	5,421,412
Clean Harbors, Inc.(a)	69,984	7,181,758
Healthcare Services Group, Inc.	104,164	2,724,930
Herman Miller, Inc.	102,827	4,321,819
IAA, Inc.(a)	187,864	9,979,336
KAR Auction Services, Inc.(a)	173,931	2,941,173
MSA Safety, Inc.	50,781	8,269,178
Stericycle, Inc.(a)	127,925	8,903,580
Tetra Tech, Inc.	75,505	10,860,639
Total		60,603,825
Construction & Engineering 1.3%
AECOM(a)	204,088	13,380,009
Dycom Industries, Inc.(a)	42,909	3,232,335
EMCOR Group, Inc.	76,057	9,240,925
Fluor Corp.(a)	175,369	2,921,648
MasTec, Inc.(a)	78,734	7,199,437
Valmont Industries, Inc.	29,624	7,372,229
Total		43,346,583
Electrical Equipment 1.7%
Acuity Brands, Inc.	49,777	9,185,350
EnerSys	59,713	5,051,123
Hubbell, Inc.	75,723	15,607,268
nVent Electric PLC	233,762	8,032,062
Regal Beloit Corp.	56,643	8,463,597
Sunrun, Inc.(a)	224,598	9,938,461
Total		56,277,861
Machinery 5.2%
AGCO Corp.	86,139	11,854,449
Colfax Corp.(a)	164,463	7,922,183
Crane Co.	69,214	7,043,909
Donaldson Co., Inc.	175,831	11,912,550
Flowserve Corp.	181,674	7,061,668
Graco, Inc.	236,212	18,523,745
ITT, Inc.	120,033	11,483,557
Kennametal, Inc.	116,547	4,333,217
Lincoln Electric Holdings, Inc.	83,003	11,588,049
Middleby Corp. (The)(a)	77,557	14,188,278
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordson Corp.	75,340	17,976,124
Oshkosh Corp.	95,660	10,960,723
Terex Corp.	97,309	4,967,624
Timken Co. (The)	95,336	7,011,009
Toro Co. (The)	149,258	16,409,425
Trinity Industries, Inc.	112,796	3,274,468
Woodward, Inc.	81,738	9,885,394
Total		176,396,372
Marine 0.1%
Kirby Corp.(a)	83,793	4,490,467
Professional Services 1.6%
ASGN, Inc.(a)	74,167	8,320,796
CACI International, Inc., Class A(a)	32,833	8,455,811
FTI Consulting, Inc.(a)	47,708	6,665,285
Insperity, Inc.	50,143	5,532,778
KBR, Inc.	197,052	7,673,205
ManpowerGroup, Inc.	76,015	9,229,741
Science Applications International Corp.	80,814	6,806,963
Total		52,684,579
Road & Rail 1.6%
Avis Budget Group, Inc.(a)	72,070	6,540,353
Knight-Swift Transportation Holdings, Inc.	170,748	8,866,944
Landstar System, Inc.	53,547	8,997,502
Ryder System, Inc.	75,101	5,969,778
Saia, Inc.(a)	36,861	8,851,432
Werner Enterprises, Inc.	79,536	3,750,918
XPO Logistics, Inc.(a)	141,721	12,316,972
Total		55,293,899
Trading Companies & Distributors 0.9%
GATX Corp.	49,352	4,524,591
MSC Industrial Direct Co., Inc., Class A	65,515	5,517,018
Univar, Inc.(a)	236,424	5,581,971
Watsco, Inc.	45,884	12,775,023
Total		28,398,603
Total Industrials		614,885,781

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Mid Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 14.6%
Communications Equipment 0.9%
Ciena Corp.(a)	216,035	12,342,080
Lumentum Holdings, Inc.(a)	105,813	9,167,638
Netscout Systems, Inc.(a)	102,820	2,819,324
Viasat, Inc.(a)	94,886	4,899,913
Total		29,228,955
Electronic Equipment, Instruments & Components 3.3%
Arrow Electronics, Inc.(a)	103,399	12,534,027
Avnet, Inc.	138,717	5,612,490
Belden, Inc.	62,371	3,570,740
Cognex Corp.	246,212	21,819,307
Coherent, Inc.(a)	34,199	8,641,061
II-VI, Inc.(a)	146,220	9,208,936
Jabil, Inc.	186,697	11,534,141
Littelfuse, Inc.	34,232	9,769,813
National Instruments Corp.	183,475	7,672,924
SYNNEX Corp.	57,830	7,348,458
Vishay Intertechnology, Inc.	185,014	4,064,757
Vontier Corp.	235,324	8,558,734
Total		110,335,388
IT Services 1.7%
Alliance Data Systems Corp.	69,321	6,801,083
Concentrix Corp.(a)	58,054	10,065,983
Genpact Ltd.	242,860	12,599,577
LiveRamp Holdings, Inc.(a)	95,375	4,673,375
MAXIMUS, Inc.	85,699	7,463,526
Sabre Corp.(a)	445,369	5,001,494
WEX, Inc.(a)	62,374	11,449,995
Total		58,055,033
Semiconductors & Semiconductor Equipment 3.9%
Amkor Technology, Inc.	149,785	4,114,594
Brooks Automation, Inc.	103,578	8,799,987
Cirrus Logic, Inc.(a)	80,196	6,709,999
CMC Materials, Inc.	40,783	5,408,642
Cree, Inc.(a)	160,980	13,680,081
First Solar, Inc.(a)	118,569	11,145,486
Lattice Semiconductor Corp.(a)	190,369	11,825,722
Common Stocks (continued)
Issuer	Shares	Value ($)
MKS Instruments, Inc.	77,174	11,358,469
Semtech Corp.(a)	90,514	6,328,739
Silicon Laboratories, Inc.(a)	62,385	9,833,124
SolarEdge Technologies, Inc.(a)	72,460	20,997,459
Synaptics, Inc.(a),(b)	49,076	9,313,643
Universal Display Corp.	59,804	12,474,516
Total		131,990,461
Software 4.4%
ACI Worldwide, Inc.(a)	164,694	5,308,088
Aspen Technology, Inc.(a)	94,821	12,279,319
Blackbaud, Inc.(a)	68,059	4,743,032
CDK Global, Inc.	169,767	7,062,307
Cerence, Inc.(a)	52,727	5,717,716
Ceridian HCM Holding, Inc.(a)	183,088	20,569,937
CommVault Systems, Inc.(a)	64,165	5,195,440
Envestnet, Inc.(a)	75,872	6,059,897
Fair Isaac Corp.(a)	40,118	18,443,849
j2 Global, Inc.(a)	59,158	8,146,057
Manhattan Associates, Inc.(a)	88,689	14,455,420
Mimecast Ltd.(a)	83,010	5,794,928
Paylocity Holding Corp.(a)	52,405	14,107,426
Qualys, Inc.(a)	46,929	5,508,526
SailPoint Technologies Holdings, Inc.(a)	128,712	6,031,444
Teradata Corp.(a)	152,795	8,356,359
Total		147,779,745
Technology Hardware, Storage & Peripherals 0.4%
NCR Corp.(a)	182,489	7,752,133
Xerox Holdings Corp.	224,781	5,059,820
Total		12,811,953
Total Information Technology		490,201,535
Materials 6.2%
Chemicals 2.5%
Ashland Global Holdings, Inc.	76,172	6,940,031
Avient Corp.	127,278	6,629,911
Cabot Corp.	78,954	4,216,144
Chemours Co. LLC (The)	230,762	7,732,835
Ingevity Corp.(a)	55,805	4,486,164
Minerals Technologies, Inc.	47,023	3,697,889

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NewMarket Corp.	10,207	3,569,694
Olin Corp.	199,755	9,955,789
RPM International, Inc.	180,553	14,857,706
Scotts Miracle-Gro Co. (The), Class A	56,689	8,890,536
Sensient Technologies Corp.	58,943	5,119,199
Valvoline, Inc.	252,443	7,613,681
Total		83,709,579
Construction Materials 0.3%
Eagle Materials, Inc.	59,083	9,266,577
Containers & Packaging 0.8%
AptarGroup, Inc.	91,614	12,349,567
Greif, Inc., Class A	36,979	2,341,511
Silgan Holdings, Inc.	109,275	4,636,538
Sonoco Products Co.	140,267	9,159,435
Total		28,487,051
Metals & Mining 2.3%
Cleveland-Cliffs, Inc.(a)	640,525	15,033,122
Commercial Metals Co.	168,005	5,480,323
Compass Minerals International, Inc.	47,401	3,172,549
Reliance Steel & Aluminum Co.	88,816	13,325,953
Royal Gold, Inc.	91,464	10,182,687
Steel Dynamics, Inc.	279,740	18,879,653
United States Steel Corp.	375,938	10,056,341
Worthington Industries, Inc.	48,758	2,825,526
Total		78,956,154
Paper & Forest Products 0.3%
Louisiana-Pacific Corp.	142,552	9,043,499
Total Materials		209,462,860
Real Estate 9.6%
Equity Real Estate Investment Trusts (REITS) 9.1%
American Campus Communities, Inc.	192,201	9,773,421
Apartment Income REIT Corp.	218,633	11,110,929
Brixmor Property Group, Inc.	413,990	9,708,065
Camden Property Trust	136,181	20,432,597
Coresite Realty Corp.	59,926	8,891,221
Corporate Office Properties Trust	156,595	4,412,847
Cousins Properties, Inc.	207,239	7,991,136
CyrusOne, Inc.	170,829	13,150,416
Common Stocks (continued)
Issuer	Shares	Value ($)
Douglas Emmett, Inc.	229,949	7,590,616
EastGroup Properties, Inc.	55,795	10,057,607
EPR Properties	104,235	5,289,926
First Industrial Realty Trust, Inc.	180,019	10,079,264
Healthcare Realty Trust, Inc.	197,490	5,930,625
Highwoods Properties, Inc.	145,066	6,628,066
Hudson Pacific Properties, Inc.	210,443	5,551,486
JBG SMITH Properties	153,993	4,639,809
Kilroy Realty Corp.	147,734	9,698,737
Lamar Advertising Co., Class A	120,856	13,757,038
Life Storage, Inc.	107,145	13,333,124
Macerich Co. (The)	233,207	3,983,176
Medical Properties Trust, Inc.	820,018	16,793,969
National Retail Properties, Inc.	244,778	11,653,881
National Storage Affiliates Trust	108,350	6,203,037
Omega Healthcare Investors, Inc.	328,119	11,001,830
Park Hotels & Resorts, Inc.(a)	329,695	6,310,362
Pebblebrook Hotel Trust	183,166	4,035,147
Physicians Realty Trust	300,388	5,560,182
PotlatchDeltic Corp.	93,464	4,855,455
PS Business Parks, Inc.	28,016	4,404,956
Rayonier, Inc.	193,824	7,128,847
Rexford Industrial Realty, Inc.	186,898	11,574,593
Sabra Health Care REIT, Inc.	301,031	4,816,496
SL Green Realty Corp.	96,687	6,775,825
Spirit Realty Capital, Inc.	160,270	8,297,178
STORE Capital Corp.	339,389	12,241,761
Urban Edge Properties	153,359	2,904,619
Total		306,568,244
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.(a)	71,528	17,340,533
Total Real Estate		323,908,777

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Mid Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.3%
Electric Utilities 1.0%
Allete, Inc.	72,757	4,905,277
Hawaiian Electric Industries, Inc.	152,211	6,636,400
IDACORP, Inc.	70,424	7,419,168
OGE Energy Corp.	279,065	9,881,692
PNM Resources, Inc.	119,664	5,923,368
Total		34,765,905
Gas Utilities 1.2%
National Fuel Gas Co.	127,106	6,585,362
New Jersey Resources Corp.	134,309	5,015,098
ONE Gas, Inc.	74,230	5,331,198
Southwest Gas Holdings, Inc.	80,860	5,685,266
Spire, Inc.	72,048	4,805,602
UGI Corp.	290,954	13,474,080
Total		40,896,606
Multi-Utilities 0.6%
Black Hills Corp.	87,651	6,164,495
MDU Resources Group, Inc.	280,489	9,023,331
NorthWestern Corp.	70,647	4,493,149
Total		19,680,975
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.5%
Essential Utilities, Inc.	311,633	15,466,346
Total Utilities		110,809,832
Total Common Stocks (Cost $1,834,569,976)		3,330,070,342

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(c),(d)	40,734,236	40,730,163
Total Money Market Funds (Cost $40,730,156)		40,730,163
Total Investments in Securities (Cost: $1,875,300,132)		3,370,800,505
Other Assets & Liabilities, Net		(4,946,162)
Net Assets		3,365,854,343

At August 31, 2021, securities and/or cash totaling $3,416,040 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	160	09/2021	USD	44,032,000	1,020,192	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	42,608,964	274,116,463	(275,995,264)	—	40,730,163	—	9,130	40,734,236
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	57,102,524	—	—	57,102,524
Consumer Discretionary	512,359,694	—	—	512,359,694
Consumer Staples	107,756,039	—	—	107,756,039
Energy	66,015,132	—	—	66,015,132
Financials	505,908,568	—	—	505,908,568
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Mid Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	331,659,600	—	—	331,659,600
Industrials	614,885,781	—	—	614,885,781
Information Technology	490,201,535	—	—	490,201,535
Materials	209,462,860	—	—	209,462,860
Real Estate	323,908,777	—	—	323,908,777
Utilities	110,809,832	—	—	110,809,832
Total Common Stocks	3,330,070,342	—	—	3,330,070,342
Money Market Funds	40,730,163	—	—	40,730,163
Total Investments in Securities	3,370,800,505	—	—	3,370,800,505
Investments in Derivatives
Asset
Futures Contracts	1,020,192	—	—	1,020,192
Total	3,371,820,697	—	—	3,371,820,697
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2021	15

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,834,569,976)	$3,330,070,342
Affiliated issuers (cost $40,730,156)	40,730,163
Receivable for:
Capital shares sold	1,610,640
Dividends	2,195,577
Expense reimbursement due from Investment Manager	10,260
Prepaid expenses	35,514
Total assets	3,374,652,496
Liabilities
Payable for:
Capital shares purchased	7,892,043
Variation margin for futures contracts	112,000
Management services fees	18,534
Distribution and/or service fees	5,898
Transfer agent fees	386,570
Compensation of board members	303,996
Compensation of chief compliance officer	358
Other expenses	78,754
Total liabilities	8,798,153
Net assets applicable to outstanding capital stock	$3,365,854,343
Represented by
Paid in capital	1,558,294,676
Total distributable earnings (loss)	1,807,559,667
Total - representing net assets applicable to outstanding capital stock	$3,365,854,343
Class A
Net assets	$854,711,279
Shares outstanding	45,703,414
Net asset value per share	$18.70
Institutional Class
Net assets	$1,686,875,178
Shares outstanding	90,632,644
Net asset value per share	$18.61
Institutional 2 Class
Net assets	$742,649,065
Shares outstanding	38,857,476
Net asset value per share	$19.11
Institutional 3 Class
Net assets	$81,618,821
Shares outstanding	4,485,879
Net asset value per share	$18.19
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Mid Cap Index Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$23,413,339
Dividends — affiliated issuers	9,130
Total income	23,422,469
Expenses:
Management services fees	3,568,658
Distribution and/or service fees
Class A	1,128,930
Transfer agent fees
Class A	514,002
Institutional Class	991,722
Institutional 2 Class	244,882
Institutional 3 Class	3,110
Compensation of board members	66,646
Custodian fees	17,437
Printing and postage fees	44,456
Registration fees	45,833
Licensing fees and expenses	17,225
Audit fees	15,653
Legal fees	24,782
Interest on collateral	40
Compensation of chief compliance officer	333
Other	34,875
Total expenses	6,718,584
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,016,674)
Total net expenses	4,701,910
Net investment income	18,720,559
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	298,483,673
Futures contracts	4,275,516
Net realized gain	302,759,189
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	38,395,283
Futures contracts	1,265,198
Net change in unrealized appreciation (depreciation)	39,660,481
Net realized and unrealized gain	342,419,670
Net increase in net assets resulting from operations	$361,140,229
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2021	17

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment income	$18,720,559	$35,814,864
Net realized gain	302,759,189	339,867,522
Net change in unrealized appreciation (depreciation)	39,660,481	655,182,551
Net increase in net assets resulting from operations	361,140,229	1,030,864,937
Distributions to shareholders
Net investment income and net realized gains
Class A	(42,063,699)	(88,045,504)
Institutional Class	(82,894,251)	(151,169,164)
Institutional 2 Class	(38,823,999)	(70,141,704)
Institutional 3 Class	(3,775,586)	(4,906,518)
Total distributions to shareholders	(167,557,535)	(314,262,890)
Decrease in net assets from capital stock activity	(280,316,715)	(531,088,162)
Total increase (decrease) in net assets	(86,734,021)	185,513,885
Net assets at beginning of period	3,452,588,364	3,267,074,479
Net assets at end of period	$3,365,854,343	$3,452,588,364

	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,897,531	91,542,053	14,672,411	203,619,796
Distributions reinvested	1,773,931	32,799,978	4,814,076	70,385,948
Redemptions	(11,881,612)	(221,217,014)	(38,633,224)	(554,500,739)
Net decrease	(5,210,150)	(96,874,983)	(19,146,737)	(280,494,995)
Institutional Class
Subscriptions	5,294,447	98,197,509	16,972,325	228,747,103
Distributions reinvested	3,031,151	55,742,864	7,184,928	104,888,905
Redemptions	(10,858,225)	(201,520,156)	(43,827,331)	(604,187,359)
Net decrease	(2,532,627)	(47,579,783)	(19,670,078)	(270,551,351)
Institutional 2 Class
Subscriptions	5,117,148	97,718,704	20,680,339	302,766,208
Distributions reinvested	1,626,735	30,729,031	3,701,848	55,785,031
Redemptions	(14,531,805)	(277,591,940)	(24,052,108)	(352,694,991)
Net increase (decrease)	(7,787,922)	(149,144,205)	330,079	5,856,248
Institutional 3 Class
Subscriptions	1,094,681	19,922,291	1,843,887	25,848,897
Distributions reinvested	155,387	2,793,861	263,153	3,809,292
Redemptions	(517,101)	(9,433,896)	(1,100,104)	(15,556,253)
Net increase	732,967	13,282,256	1,006,936	14,101,936
Total net decrease	(14,797,732)	(280,316,715)	(37,479,800)	(531,088,162)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Mid Cap Index Fund | Semiannual Report 2021

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Columbia Mid Cap Index Fund | Semiannual Report 2021	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$17.72	0.08	1.81	1.89	(0.01)	(0.90)	(0.91)
Year Ended 2/28/2021	$14.07	0.14	5.02	5.16	(0.16)	(1.35)	(1.51)
Year Ended 2/29/2020	$15.47	0.18	(0.71)	(0.53)	(0.19)	(0.68)	(0.87)
Year Ended 2/28/2019	$16.25	0.18	0.36	0.54	(0.17)	(1.15)	(1.32)
Year Ended 2/28/2018	$16.05	0.17	1.26	1.43	(0.16)	(1.07)	(1.23)
Year Ended 2/28/2017	$13.23	0.16	3.87	4.03	(0.17)	(1.04)	(1.21)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$17.63	0.11	1.79	1.90	(0.02)	(0.90)	(0.92)
Year Ended 2/28/2021	$14.00	0.18	4.99	5.17	(0.19)	(1.35)	(1.54)
Year Ended 2/29/2020	$15.39	0.22	(0.70)	(0.48)	(0.23)	(0.68)	(0.91)
Year Ended 2/28/2019	$16.18	0.22	0.35	0.57	(0.21)	(1.15)	(1.36)
Year Ended 2/28/2018	$15.99	0.21	1.25	1.46	(0.20)	(1.07)	(1.27)
Year Ended 2/28/2017	$13.18	0.20	3.85	4.05	(0.20)	(1.04)	(1.24)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$18.08	0.11	1.84	1.95	(0.02)	(0.90)	(0.92)
Year Ended 2/28/2021	$14.32	0.18	5.12	5.30	(0.19)	(1.35)	(1.54)
Year Ended 2/29/2020	$15.73	0.22	(0.72)	(0.50)	(0.23)	(0.68)	(0.91)
Year Ended 2/28/2019	$16.50	0.22	0.37	0.59	(0.21)	(1.15)	(1.36)
Year Ended 2/28/2018	$16.28	0.22	1.27	1.49	(0.20)	(1.07)	(1.27)
Year Ended 2/28/2017	$13.41	0.20	3.91	4.11	(0.20)	(1.04)	(1.24)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$17.25	0.10	1.76	1.86	(0.02)	(0.90)	(0.92)
Year Ended 2/28/2021	$13.73	0.17	4.89	5.06	(0.19)	(1.35)	(1.54)
Year Ended 2/29/2020	$15.11	0.21	(0.68)	(0.47)	(0.23)	(0.68)	(0.91)
Year Ended 2/28/2019	$15.91	0.22	0.34	0.56	(0.21)	(1.15)	(1.36)
Year Ended 2/28/2018(g)	$16.00	0.21	0.97	1.18	(0.20)	(1.07)	(1.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Mid Cap Index Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$18.70	10.73%	0.58%(c),(d)	0.45%(c),(d)	0.86%(c)	8%	$854,711
Year Ended 2/28/2021	$17.72	39.13%	0.58%(e)	0.45%(e),(f)	1.01%	14%	$902,341
Year Ended 2/29/2020	$14.07	(3.88%)	0.58%(e)	0.45%(e),(f)	1.16%	14%	$986,055
Year Ended 2/28/2019	$15.47	3.66%	0.58%	0.45%(f)	1.08%	17%	$1,351,153
Year Ended 2/28/2018	$16.25	8.99%	0.58%	0.45%(f)	1.05%	23%	$1,543,057
Year Ended 2/28/2017	$16.05	31.10%	0.61%	0.45%(f)	1.07%	18%	$1,602,086
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$18.61	10.83%	0.33%(c),(d)	0.20%(c),(d)	1.11%(c)	8%	$1,686,875
Year Ended 2/28/2021	$17.63	39.49%	0.34%(e)	0.20%(e),(f)	1.25%	14%	$1,642,259
Year Ended 2/29/2020	$14.00	(3.59%)	0.33%(e)	0.20%(e),(f)	1.40%	14%	$1,579,863
Year Ended 2/28/2019	$15.39	3.89%	0.33%	0.20%(f)	1.33%	17%	$1,979,350
Year Ended 2/28/2018	$16.18	9.22%	0.33%	0.20%(f)	1.30%	23%	$2,229,366
Year Ended 2/28/2017	$15.99	31.45%	0.37%	0.20%(f)	1.32%	18%	$2,108,834
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$19.11	10.83%	0.27%(c),(d)	0.20%(c),(d)	1.11%(c)	8%	$742,649
Year Ended 2/28/2021	$18.08	39.52%	0.28%(e)	0.20%(e)	1.24%	14%	$843,249
Year Ended 2/29/2020	$14.32	(3.65%)	0.28%(e)	0.20%(e)	1.40%	14%	$663,451
Year Ended 2/28/2019	$15.73	3.94%	0.27%	0.20%	1.33%	17%	$798,386
Year Ended 2/28/2018	$16.50	9.24%	0.28%	0.20%	1.30%	23%	$893,473
Year Ended 2/28/2017	$16.28	31.35%	0.27%	0.20%	1.32%	18%	$747,812
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$18.19	10.83%	0.22%(c),(d)	0.20%(c),(d)	1.11%(c)	8%	$81,619
Year Ended 2/28/2021	$17.25	39.46%	0.23%(e)	0.20%(e)	1.23%	14%	$64,740
Year Ended 2/29/2020	$13.73	(3.59%)	0.23%(e)	0.20%(e)	1.41%	14%	$37,706
Year Ended 2/28/2019	$15.11	3.89%	0.23%	0.20%	1.38%	17%	$25,066
Year Ended 2/28/2018(g)	$15.91	7.47%	0.22%	0.20%	1.33%	23%	$8,094
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2021	21

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Mid Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Mid Cap Index Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia Mid Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,020,192*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,275,516

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,265,198
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	49,146,665

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Mid Cap Index Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
26	Columbia Mid Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Mid Cap Index Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2022
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,875,300,000	1,578,040,000	(81,519,000)	1,496,521,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $261,501,326 and $682,754,548, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
28	Columbia Mid Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2021.
Note 9. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
Columbia Mid Cap Index Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At August 31, 2021, one unaffiliated shareholder of record owned 25.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 14.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
30	Columbia Mid Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Mid Cap Index Fund | Semiannual Report 2021	31

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
32	Columbia Mid Cap Index Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Mid Cap Index Fund | Semiannual Report 2021	33

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
34	Columbia Mid Cap Index Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Mid Cap Index Fund | Semiannual Report 2021	35

Columbia Mid Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR196_02_L01_(10/21)

SemiAnnual Report
August 31, 2021
Columbia Select Mid Cap Value Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Select Mid Cap Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Mid Cap Value Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2018
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/20/01	11.11	45.17	11.72	12.40
	Including sales charges		4.74	36.76	10.41	11.74
Advisor Class*		11/08/12	11.24	45.55	12.00	12.65
Class C	Excluding sales charges	11/20/01	10.57	43.91	10.90	11.56
	Including sales charges		9.57	42.91	10.90	11.56
Institutional Class		11/20/01	11.20	45.43	12.00	12.69
Institutional 2 Class*		11/08/12	11.21	45.56	12.13	12.77
Institutional 3 Class		07/15/09	11.24	45.63	12.18	12.86
Class R		01/23/06	10.88	44.75	11.44	12.12
Russell Midcap Value Index			14.20	44.50	11.52	13.26
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2021)
Common Stocks	97.1
Money Market Funds	2.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	5.7
Consumer Discretionary	10.8
Consumer Staples	3.5
Energy	4.8
Financials	17.5
Health Care	9.8
Industrials	15.4
Information Technology	9.0
Materials	7.6
Real Estate	9.4
Utilities	6.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,111.10	1,019.72	6.08	5.82	1.13
Advisor Class	1,000.00	1,000.00	1,112.40	1,021.00	4.74	4.53	0.88
Class C	1,000.00	1,000.00	1,105.70	1,015.90	10.09	9.66	1.88
Institutional Class	1,000.00	1,000.00	1,112.00	1,021.00	4.74	4.53	0.88
Institutional 2 Class	1,000.00	1,000.00	1,112.10	1,021.50	4.20	4.02	0.78
Institutional 3 Class	1,000.00	1,000.00	1,112.40	1,021.71	3.98	3.81	0.74
Class R	1,000.00	1,000.00	1,108.80	1,018.45	7.41	7.10	1.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 5.5%
Entertainment 3.3%
Live Nation Entertainment, Inc.(a)	533,171	46,225,926
Take-Two Interactive Software, Inc.(a)	238,000	38,370,360
Total		84,596,286
Media 2.2%
Nexstar Media Group, Inc., Class A	388,808	58,223,998
Total Communication Services		142,820,284
Consumer Discretionary 10.5%
Hotels, Restaurants & Leisure 1.9%
Hyatt Hotels Corp., Class A(a)	692,809	50,983,814
Household Durables 2.2%
D.R. Horton, Inc.	601,418	57,507,589
Multiline Retail 1.1%
Dollar Tree, Inc.(a)	309,016	27,978,309
Specialty Retail 3.7%
Burlington Stores, Inc.(a)	123,238	36,908,549
O’Reilly Automotive, Inc.(a)	98,661	58,612,527
Total		95,521,076
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings Ltd.(a)	724,091	40,918,382
Total Consumer Discretionary		272,909,170
Consumer Staples 3.4%
Food & Staples Retailing 1.7%
U.S. Foods Holding Corp.(a)	1,315,533	44,728,122
Food Products 1.7%
Tyson Foods, Inc., Class A	552,306	43,367,067
Total Consumer Staples		88,095,189
Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%
Devon Energy Corp.	2,206,328	65,196,992
Marathon Petroleum Corp.	928,789	55,049,324
Total		120,246,316
Total Energy		120,246,316
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.0%
Banks 7.0%
Popular, Inc.	776,807	58,990,723
Regions Financial Corp.	3,014,579	61,587,849
SVB Financial Group(a)	108,126	60,496,497
Total		181,075,069
Consumer Finance 2.4%
Discover Financial Services	500,280	64,145,902
Diversified Financial Services 1.5%
Voya Financial, Inc.	599,299	38,942,449
Insurance 6.1%
Hanover Insurance Group, Inc. (The)	377,725	53,376,320
Lincoln National Corp.	873,362	59,956,301
Reinsurance Group of America, Inc.	389,039	45,058,497
Total		158,391,118
Total Financials		442,554,538
Health Care 9.5%
Health Care Equipment & Supplies 2.1%
Zimmer Biomet Holdings, Inc.	361,117	54,330,053
Health Care Providers & Services 3.5%
Centene Corp.(a)	668,371	42,094,005
Quest Diagnostics, Inc.	315,714	48,250,571
Total		90,344,576
Life Sciences Tools & Services 3.9%
Agilent Technologies, Inc.	284,595	49,937,884
Syneos Health, Inc.(a)	565,000	52,420,700
Total		102,358,584
Total Health Care		247,033,213
Industrials 15.0%
Airlines 1.9%
Southwest Airlines Co.(a)	1,021,256	50,838,124
Building Products 2.7%
Trane Technologies PLC	356,362	70,737,857
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.7%
AMETEK, Inc.	559,507	76,076,167
Bloom Energy Corp., Class A(a)	910,000	19,492,200
Total		95,568,367
Machinery 5.2%
Ingersoll Rand, Inc.(a)	1,418,570	75,212,581
ITT, Inc.	614,073	58,748,364
Total		133,960,945
Professional Services 1.5%
CACI International, Inc., Class A(a)	150,746	38,823,125
Total Industrials		389,928,418
Information Technology 8.8%
Communications Equipment 2.3%
Motorola Solutions, Inc.	237,766	58,067,213
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	1,308,311	52,319,357
Semiconductors & Semiconductor Equipment 4.5%
Marvell Technology, Inc.	726,418	44,449,517
ON Semiconductor Corp.(a)	966,444	42,871,456
Teradyne, Inc.	243,861	29,614,480
Total		116,935,453
Total Information Technology		227,322,023
Materials 7.4%
Chemicals 4.7%
Chemours Co. LLC (The)	1,112,000	37,263,120
Eastman Chemical Co.	362,933	41,069,498
FMC Corp.	474,686	44,444,850
Total		122,777,468
Metals & Mining 2.7%
Allegheny Technologies, Inc.(a)	1,719,808	30,715,771
Freeport-McMoRan, Inc.	1,074,997	39,119,141
Total		69,834,912
Total Materials		192,612,380
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.1%
Equity Real Estate Investment Trusts (REITS) 9.1%
First Industrial Realty Trust, Inc.	1,245,819	69,753,406
Gaming and Leisure Properties, Inc.	906,569	44,693,852
Simon Property Group, Inc.	345,000	46,385,250
Welltower, Inc.	868,721	76,039,149
Total		236,871,657
Total Real Estate		236,871,657
Utilities 6.3%
Electric Utilities 1.8%
Pinnacle West Capital Corp.	606,314	46,625,547
Independent Power and Renewable Electricity Producers 2.1%
AES Corp. (The)	2,306,590	55,058,303
Multi-Utilities 2.4%
Ameren Corp.	697,909	61,220,577
Total Utilities		162,904,427
Total Common Stocks (Cost $1,712,132,242)		2,523,297,615

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(b),(c)	74,633,564	74,626,101
Total Money Market Funds (Cost $74,624,399)		74,626,101
Total Investments in Securities (Cost: $1,786,756,641)		2,597,923,716
Other Assets & Liabilities, Net		(1,050,789)
Net Assets		2,596,872,927

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	16,809,145	239,163,518	(181,346,562)	—	74,626,101	—	13,846	74,633,564
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	142,820,284	—	—	142,820,284
Consumer Discretionary	272,909,170	—	—	272,909,170
Consumer Staples	88,095,189	—	—	88,095,189
Energy	120,246,316	—	—	120,246,316
Financials	442,554,538	—	—	442,554,538
Health Care	247,033,213	—	—	247,033,213
Industrials	389,928,418	—	—	389,928,418
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	227,322,023	—	—	227,322,023
Materials	192,612,380	—	—	192,612,380
Real Estate	236,871,657	—	—	236,871,657
Utilities	162,904,427	—	—	162,904,427
Total Common Stocks	2,523,297,615	—	—	2,523,297,615
Money Market Funds	74,626,101	—	—	74,626,101
Total Investments in Securities	2,597,923,716	—	—	2,597,923,716
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,712,132,242)	$2,523,297,615
Affiliated issuers (cost $74,624,399)	74,626,101
Receivable for:
Capital shares sold	1,141,977
Dividends	2,257,199
Expense reimbursement due from Investment Manager	148
Prepaid expenses	26,524
Total assets	2,601,349,564
Liabilities
Payable for:
Capital shares purchased	3,579,146
Management services fees	51,862
Distribution and/or service fees	8,163
Transfer agent fees	361,376
Compensation of board members	431,724
Compensation of chief compliance officer	250
Other expenses	44,116
Total liabilities	4,476,637
Net assets applicable to outstanding capital stock	$2,596,872,927
Represented by
Paid in capital	1,619,329,233
Total distributable earnings (loss)	977,543,694
Total - representing net assets applicable to outstanding capital stock	$2,596,872,927
Class A
Net assets	$1,078,939,550
Shares outstanding	78,831,544
Net asset value per share	$13.69
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.53
Advisor Class
Net assets	$162,154,891
Shares outstanding	11,350,673
Net asset value per share	$14.29
Class C
Net assets	$12,517,124
Shares outstanding	1,027,483
Net asset value per share	$12.18
Institutional Class
Net assets	$804,709,886
Shares outstanding	58,575,909
Net asset value per share	$13.74
Institutional 2 Class
Net assets	$120,361,374
Shares outstanding	8,421,753
Net asset value per share	$14.29
Institutional 3 Class
Net assets	$387,676,230
Shares outstanding	28,338,539
Net asset value per share	$13.68
Class R
Net assets	$30,513,872
Shares outstanding	2,242,058
Net asset value per share	$13.61
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$18,945,995
Dividends — affiliated issuers	13,846
Interfund lending	751
Foreign taxes withheld	(66,582)
Total income	18,894,010
Expenses:
Management services fees	9,516,703
Distribution and/or service fees
Class A	1,372,576
Class C	65,807
Class R	77,917
Transfer agent fees
Class A	770,178
Advisor Class	117,896
Class C	9,233
Institutional Class	560,851
Institutional 2 Class	33,572
Institutional 3 Class	11,766
Class R	21,857
Compensation of board members	78,460
Custodian fees	7,620
Printing and postage fees	69,625
Registration fees	55,447
Audit fees	16,355
Legal fees	19,078
Compensation of chief compliance officer	233
Other	17,880
Total expenses	12,823,054
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(118,499)
Fees waived by transfer agent
Institutional 2 Class	(9,587)
Institutional 3 Class	(11,766)
Total net expenses	12,683,202
Net investment income	6,210,808
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	178,477,270
Net realized gain	178,477,270
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	80,106,712
Net change in unrealized appreciation (depreciation)	80,106,712
Net realized and unrealized gain	258,583,982
Net increase in net assets resulting from operations	$264,794,790
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment income	$6,210,808	$12,839,293
Net realized gain	178,477,270	35,911,756
Net change in unrealized appreciation (depreciation)	80,106,712	605,075,953
Net increase in net assets resulting from operations	264,794,790	653,827,002
Distributions to shareholders
Net investment income and net realized gains
Class A	(15,694,722)	(17,676,345)
Advisor Class	(2,494,568)	(1,096,305)
Class C	(191,418)	(373,633)
Institutional Class	(12,350,688)	(22,705,183)
Institutional 2 Class	(1,832,127)	(2,421,282)
Institutional 3 Class	(6,020,233)	(7,952,391)
Class R	(413,592)	(757,365)
Total distributions to shareholders	(38,997,348)	(52,982,504)
Increase (decrease) in net assets from capital stock activity	(1,747,062)	426,729,328
Total increase in net assets	224,050,380	1,027,573,826
Net assets at beginning of period	2,372,822,547	1,345,248,721
Net assets at end of period	$2,596,872,927	$2,372,822,547
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,796,173	37,781,074	4,671,905	45,629,276
Fund reorganization	—	—	39,170,046	338,427,345
Distributions reinvested	1,090,585	14,876,605	1,834,484	16,251,790
Redemptions	(5,273,444)	(71,193,057)	(14,614,146)	(144,279,931)
Net increase (decrease)	(1,386,686)	(18,535,378)	31,062,289	256,028,480
Advisor Class
Subscriptions	1,431,677	20,174,928	11,572,395	109,734,091
Fund reorganization	—	—	2,434,767	21,937,275
Distributions reinvested	173,886	2,471,544	108,583	1,056,042
Redemptions	(1,975,430)	(27,956,176)	(4,404,517)	(47,412,019)
Net increase (decrease)	(369,867)	(5,309,704)	9,711,228	85,315,389
Class C
Subscriptions	179,873	2,184,551	93,312	835,907
Fund reorganization	—	—	543,360	4,205,613
Distributions reinvested	15,330	186,717	44,083	347,951
Redemptions	(293,071)	(3,549,739)	(1,008,448)	(9,142,544)
Net decrease	(97,868)	(1,178,471)	(327,693)	(3,753,073)
Institutional Class
Subscriptions	6,066,912	81,810,462	6,624,100	64,456,629
Fund reorganization	—	—	5,608,529	48,625,920
Distributions reinvested	841,658	11,502,995	2,425,313	21,406,965
Redemptions	(4,364,939)	(59,321,542)	(20,421,123)	(191,725,497)
Net increase (decrease)	2,543,631	33,991,915	(5,763,181)	(57,235,983)
Institutional 2 Class
Subscriptions	1,691,932	23,859,806	2,772,450	28,783,226
Fund reorganization	—	—	1,608,162	14,489,499
Distributions reinvested	114,182	1,622,674	259,114	2,385,510
Redemptions	(1,306,762)	(18,625,377)	(2,891,479)	(28,953,694)
Net increase	499,352	6,857,103	1,748,247	16,704,541
Institutional 3 Class
Subscriptions	7,070,380	96,784,436	11,620,696	107,181,810
Fund reorganization	—	—	8,691,673	75,009,378
Distributions reinvested	391,392	5,320,213	767,213	6,876,162
Redemptions	(8,699,889)	(119,249,698)	(5,855,282)	(57,421,915)
Net increase (decrease)	(1,238,117)	(17,145,049)	15,224,300	131,645,435
Class R
Subscriptions	377,325	5,066,499	799,660	7,723,118
Fund reorganization	—	—	303,824	2,612,872
Distributions reinvested	30,386	412,886	85,793	749,444
Redemptions	(439,005)	(5,906,863)	(1,351,248)	(13,060,895)
Net decrease	(31,294)	(427,478)	(161,971)	(1,975,461)
Total net increase (decrease)	(80,849)	(1,747,062)	51,493,219	426,729,328
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$12.50	0.02	1.37	1.39	(0.02)	(0.18)	(0.20)
Year Ended 2/28/2021	$9.76	0.05	3.04	3.09	(0.07)	(0.28)	(0.35)
Year Ended 2/29/2020	$10.34	0.10	(0.32)	(0.22)	(0.10)	(0.26)	(0.36)
Year Ended 2/28/2019	$13.27	0.07	0.18	0.25	(0.07)	(3.11)	(3.18)
Year Ended 2/28/2018	$15.19	0.13	0.80	0.93	(0.14)	(2.71)	(2.85)
Year Ended 2/28/2017	$12.88	0.11	3.35	3.46	(0.11)	(1.04)	(1.15)
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$13.04	0.04	1.42	1.46	(0.03)	(0.18)	(0.21)
Year Ended 2/28/2021	$10.17	0.07	3.17	3.24	(0.09)	(0.28)	(0.37)
Year Ended 2/29/2020	$10.75	0.13	(0.33)	(0.20)	(0.12)	(0.26)	(0.38)
Year Ended 2/28/2019	$13.67	0.10	0.19	0.29	(0.10)	(3.11)	(3.21)
Year Ended 2/28/2018	$15.57	0.17	0.82	0.99	(0.18)	(2.71)	(2.89)
Year Ended 2/28/2017	$13.18	0.15	3.42	3.57	(0.14)	(1.04)	(1.18)
Class C
Six Months Ended 8/31/2021 (Unaudited)	$11.18	(0.03)	1.21	1.18	—	(0.18)	(0.18)
Year Ended 2/28/2021	$8.76	(0.01)	2.72	2.71	(0.01)	(0.28)	(0.29)
Year Ended 2/29/2020	$9.30	0.02	(0.28)	(0.26)	(0.02)	(0.26)	(0.28)
Year Ended 2/28/2019	$12.29	(0.02)	0.14	0.12	—	(3.11)	(3.11)
Year Ended 2/28/2018	$14.29	0.01	0.75	0.76	(0.05)	(2.71)	(2.76)
Year Ended 2/28/2017	$12.20	0.00(e)	3.17	3.17	(0.04)	(1.04)	(1.08)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$12.55	0.04	1.36	1.40	(0.03)	(0.18)	(0.21)
Year Ended 2/28/2021	$9.80	0.09	3.03	3.12	(0.09)	(0.28)	(0.37)
Year Ended 2/29/2020	$10.38	0.13	(0.33)	(0.20)	(0.12)	(0.26)	(0.38)
Year Ended 2/28/2019	$13.31	0.10	0.18	0.28	(0.10)	(3.11)	(3.21)
Year Ended 2/28/2018	$15.23	0.18	0.79	0.97	(0.18)	(2.71)	(2.89)
Year Ended 2/28/2017	$12.91	0.15	3.35	3.50	(0.14)	(1.04)	(1.18)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$13.05	0.05	1.41	1.46	(0.04)	(0.18)	(0.22)
Year Ended 2/28/2021	$10.17	0.10	3.17	3.27	(0.11)	(0.28)	(0.39)
Year Ended 2/29/2020	$10.76	0.14	(0.33)	(0.19)	(0.14)	(0.26)	(0.40)
Year Ended 2/28/2019	$13.67	0.11	0.20	0.31	(0.11)	(3.11)	(3.22)
Year Ended 2/28/2018	$15.57	0.18	0.83	1.01	(0.20)	(2.71)	(2.91)
Year Ended 2/28/2017	$13.18	0.17	3.42	3.59	(0.16)	(1.04)	(1.20)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$13.69	11.11%	1.14%(c)	1.13%(c)	0.32%(c)	19%	$1,078,940
Year Ended 2/28/2021	$12.50	33.20%	1.18%	1.15%(d)	0.54%	44%	$1,003,004
Year Ended 2/29/2020	$9.76	(2.47%)	1.21%	1.16%(d)	0.91%	28%	$479,921
Year Ended 2/28/2019	$10.34	3.57%	1.20%	1.17%(d)	0.57%	79%	$575,861
Year Ended 2/28/2018	$13.27	5.96%	1.18%	1.18%(d)	0.86%	59%	$692,641
Year Ended 2/28/2017	$15.19	27.41%	1.17%	1.17%(d)	0.78%	33%	$886,910
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$14.29	11.24%	0.89%(c)	0.88%(c)	0.57%(c)	19%	$162,155
Year Ended 2/28/2021	$13.04	33.49%	0.93%	0.90%(d)	0.66%	44%	$152,860
Year Ended 2/29/2020	$10.17	(2.14%)	0.96%	0.91%(d)	1.16%	28%	$20,433
Year Ended 2/28/2019	$10.75	3.79%	0.95%	0.92%(d)	0.78%	79%	$21,857
Year Ended 2/28/2018	$13.67	6.20%	0.93%	0.92%(d)	1.10%	59%	$69,624
Year Ended 2/28/2017	$15.57	27.70%	0.93%	0.93%(d)	1.02%	33%	$105,459
Class C
Six Months Ended 8/31/2021 (Unaudited)	$12.18	10.57%	1.89%(c)	1.88%(c)	(0.41%)(c)	19%	$12,517
Year Ended 2/28/2021	$11.18	32.30%	1.94%	1.90%(d)	(0.12%)	44%	$12,577
Year Ended 2/29/2020	$8.76	(3.11%)	1.96%	1.92%(d)	0.17%	28%	$12,726
Year Ended 2/28/2019	$9.30	2.78%	1.95%	1.92%(d)	(0.20%)	79%	$20,763
Year Ended 2/28/2018	$12.29	5.09%	1.93%	1.92%(d)	0.10%	59%	$69,670
Year Ended 2/28/2017	$14.29	26.48%	1.92%	1.92%(d)	0.03%	33%	$99,413
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$13.74	11.20%	0.89%(c)	0.88%(c)	0.56%(c)	19%	$804,710
Year Ended 2/28/2021	$12.55	33.52%	0.94%	0.90%(d)	0.91%	44%	$703,152
Year Ended 2/29/2020	$9.80	(2.22%)	0.96%	0.91%(d)	1.16%	28%	$605,614
Year Ended 2/28/2019	$10.38	3.84%	0.95%	0.92%(d)	0.82%	79%	$694,941
Year Ended 2/28/2018	$13.31	6.21%	0.93%	0.93%(d)	1.20%	59%	$837,610
Year Ended 2/28/2017	$15.23	27.74%	0.93%	0.93%(d)	1.02%	33%	$1,421,365
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$14.29	11.21%	0.81%(c)	0.78%(c)	0.66%(c)	19%	$120,361
Year Ended 2/28/2021	$13.05	33.75%	0.84%	0.79%	0.96%	44%	$103,360
Year Ended 2/29/2020	$10.17	(2.12%)	0.85%	0.80%	1.27%	28%	$62,808
Year Ended 2/28/2019	$10.76	3.99%	0.83%	0.80%	0.89%	79%	$70,379
Year Ended 2/28/2018	$13.67	6.33%	0.82%	0.82%	1.17%	59%	$82,174
Year Ended 2/28/2017	$15.57	27.86%	0.80%	0.80%	1.15%	33%	$88,789
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$12.50	0.05	1.35	1.40	(0.04)	(0.18)	(0.22)
Year Ended 2/28/2021	$9.76	0.09	3.04	3.13	(0.11)	(0.28)	(0.39)
Year Ended 2/29/2020	$10.34	0.14	(0.32)	(0.18)	(0.14)	(0.26)	(0.40)
Year Ended 2/28/2019	$13.27	0.12	0.18	0.30	(0.12)	(3.11)	(3.23)
Year Ended 2/28/2018	$15.20	0.14	0.84	0.98	(0.20)	(2.71)	(2.91)
Year Ended 2/28/2017	$12.89	0.17	3.35	3.52	(0.17)	(1.04)	(1.21)
Class R
Six Months Ended 8/31/2021 (Unaudited)	$12.44	0.00(e)	1.35	1.35	(0.00)(e)	(0.18)	(0.18)
Year Ended 2/28/2021	$9.71	0.04	3.02	3.06	(0.05)	(0.28)	(0.33)
Year Ended 2/29/2020	$10.29	0.07	(0.32)	(0.25)	(0.07)	(0.26)	(0.33)
Year Ended 2/28/2019	$13.22	0.04	0.18	0.22	(0.04)	(3.11)	(3.15)
Year Ended 2/28/2018	$15.14	0.09	0.80	0.89	(0.10)	(2.71)	(2.81)
Year Ended 2/28/2017	$12.84	0.08	3.33	3.41	(0.07)	(1.04)	(1.11)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$13.68	11.24%	0.76%(c)	0.74%(c)	0.70%(c)	19%	$387,676
Year Ended 2/28/2021	$12.50	33.80%	0.79%	0.75%	0.94%	44%	$369,599
Year Ended 2/29/2020	$9.76	(2.07%)	0.80%	0.75%	1.32%	28%	$140,100
Year Ended 2/28/2019	$10.34	4.02%	0.78%	0.76%	0.97%	79%	$153,442
Year Ended 2/28/2018	$13.27	6.34%	0.77%	0.77%	0.98%	59%	$239,180
Year Ended 2/28/2017	$15.20	27.94%	0.75%	0.75%	1.19%	33%	$78,828
Class R
Six Months Ended 8/31/2021 (Unaudited)	$13.61	10.88%	1.39%(c)	1.38%(c)	0.07%(c)	19%	$30,514
Year Ended 2/28/2021	$12.44	32.90%	1.44%	1.40%(d)	0.39%	44%	$28,271
Year Ended 2/29/2020	$9.71	(2.72%)	1.46%	1.41%(d)	0.66%	28%	$23,646
Year Ended 2/28/2019	$10.29	3.34%	1.45%	1.42%(d)	0.32%	79%	$31,097
Year Ended 2/28/2018	$13.22	5.71%	1.43%	1.42%(d)	0.61%	59%	$41,290
Year Ended 2/28/2017	$15.14	27.10%	1.42%	1.42%(d)	0.54%	33%	$53,457
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	17

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
18	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2021 was 0.73% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
20	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through June 30, 2022, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended August 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class R	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	187,370
Class C	—	1.00(b)	995

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2021 through June 30, 2022	Prior to July 1, 2021
Class A	1.13%	1.17%
Advisor Class	0.88	0.92
Class C	1.88	1.92
Institutional Class	0.88	0.92
Institutional 2 Class	0.78	0.78
Institutional 3 Class	0.74	0.74
Class R	1.38	1.42
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitments, effective through June 30, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
22	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,786,757,000	833,411,000	(22,244,000)	811,167,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $487,821,721 and $567,275,946, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	12,866,667	0.70	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2021.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2021.
Note 9. Fund reorganization
At the close of business on July 10, 2020, the Fund acquired the assets and assumed the identified liabilities of Columbia Small/Mid Cap Value Fund (the Acquired Fund), a series of Columbia Funds Series Trust II. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $1,250,747,976 and the combined net assets immediately after the reorganization were $1,756,055,878.
The reorganization was accomplished by a tax-free exchange of 66,086,472 shares of the Acquired Fund valued at $505,307,902 (including $60,893,032 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	39,170,046
Advisor Class	2,434,767
Class C	543,360
Institutional Class	5,608,529
Institutional 2 Class	1,608,162
Institutional 3 Class	8,691,673
Class R	303,824
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
24	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Assuming the reorganization had been completed on March 1, 2020, the Fund’s pro-forma results of operations for the year ended February 28, 2021 would have been approximately:
($)
Net investment income	14,586,000
Net realized gain	21,580,000
Net change in unrealized appreciation	582,251,000
Net increase in net assets from operations	618,417,000
Note 10. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At August 31, 2021, affiliated shareholders of record owned 21.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
26	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	27

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
28	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Select Mid Cap Value Fund | Semiannual Report 2021	29

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30	Columbia Select Mid Cap Value Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR197_02_L01_(10/21)

SemiAnnual Report
August 31, 2021
Columbia Small Cap Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Small Cap Index Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Index Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600® Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Kaiyu Zhao
Portfolio Manager
Managed Fund since November 2020
Christopher Rowe
Portfolio Manager
Managed Fund since November 2020
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96	7.25	53.11	13.78	14.20
Institutional Class	10/15/96	7.40	53.53	14.06	14.49
Institutional 2 Class*	11/08/12	7.42	53.52	14.06	14.46
Institutional 3 Class*	03/01/17	7.41	53.46	14.05	14.34
S&P SmallCap 600 Index		7.54	53.97	14.28	14.73
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Small Cap Index Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2021)
Common Stocks	97.2
Exchange-Traded Equity Funds	1.1
Money Market Funds	1.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	2.0
Consumer Discretionary	14.0
Consumer Staples	4.0
Energy	4.1
Financials	17.9
Health Care	11.9
Industrials	16.9
Information Technology	13.8
Materials	5.4
Real Estate	8.2
Utilities	1.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Index Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,072.50	1,023.19	2.38	2.32	0.45
Institutional Class	1,000.00	1,000.00	1,074.00	1,024.46	1.06	1.03	0.20
Institutional 2 Class	1,000.00	1,000.00	1,074.20	1,024.46	1.06	1.03	0.20
Institutional 3 Class	1,000.00	1,000.00	1,074.10	1,024.46	1.06	1.03	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Small Cap Index Fund | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 0.8%
ATN International, Inc.	45,386	2,069,148
Cincinnati Bell, Inc.(a)	210,329	3,257,996
Cogent Communications Holdings, Inc.	174,790	12,686,258
Consolidated Communications Holdings, Inc.(a)	304,012	2,818,191
Vonage Holdings Corp.(a)	976,290	13,765,689
Total		34,597,282
Entertainment 0.2%
Cinemark Holdings, Inc.(a)	450,633	8,034,787
Marcus Corp. (The)(a)	99,507	1,552,309
Total		9,587,096
Interactive Media & Services 0.1%
QuinStreet, Inc.(a)	203,803	3,650,112
Media 0.8%
AMC Networks, Inc., Class A(a)	126,964	6,034,599
EW Scripps Co. (The), Class A	238,329	4,418,620
Gannett Co, Inc.(a)	559,326	3,551,720
Meredith Corp.(a)	167,705	7,212,992
Scholastic Corp.	124,185	4,127,909
TechTarget, Inc.(a)	97,682	8,261,944
Total		33,607,784
Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications Co.	206,338	6,155,062
Total Communication Services		87,597,336
Consumer Discretionary 13.6%
Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.(a)	470,938	4,177,220
Cooper-Standard Holding, Inc.(a)	70,000	1,629,600
Dorman Products, Inc.(a)	117,970	11,072,664
Gentherm, Inc.(a)	136,814	11,741,378
LCI Industries	104,336	14,780,238
Motorcar Parts of America, Inc.(a)	78,729	1,560,409
Standard Motor Products, Inc.	82,498	3,538,339
Total		48,499,848
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.2%
Winnebago Industries, Inc.	138,817	9,664,440
Distributors 0.2%
Core-Mark Holding Co., Inc.	186,594	8,583,324
Diversified Consumer Services 0.5%
Adtalem Global Education, Inc.(a)	204,194	7,555,178
American Public Education, Inc.(a)	77,139	2,028,756
Perdoceo Education Corp.(a)	291,021	3,195,410
Regis Corp.(a)	100,548	544,970
Strategic Education, Inc.	101,700	7,961,076
Total		21,285,390
Hotels, Restaurants & Leisure 1.6%
BJ’s Restaurants, Inc.(a)	96,007	4,105,259
Bloomin’ Brands, Inc.(a)	334,303	8,955,977
Brinker International, Inc.(a)	189,019	10,069,042
Cheesecake Factory, Inc. (The)(a)	190,592	8,891,117
Chuy’s Holdings, Inc.(a)	82,572	2,663,773
Dave & Buster’s Entertainment, Inc.(a)	197,406	7,386,933
Dine Brands Global, Inc.(a)	70,884	5,863,524
El Pollo Loco Holdings, Inc.(a)	78,366	1,421,559
Fiesta Restaurant Group, Inc.(a)	73,257	879,817
Monarch Casino & Resort, Inc.(a)	53,572	3,394,858
Red Robin Gourmet Burgers, Inc.(a)	64,790	1,586,059
Ruth’s Hospitality Group, Inc.(a)	132,047	2,705,643
Shake Shack, Inc., Class A(a)	150,248	13,034,014
Total		70,957,575
Household Durables 2.4%
Cavco Industries, Inc.(a)	35,261	9,009,186
Century Communities, Inc.	121,210	8,496,821
Ethan Allen Interiors, Inc.	90,568	2,175,443
Installed Building Products, Inc.	93,246	11,579,288
iRobot Corp.(a)	116,074	9,415,923
La-Z-Boy, Inc.	191,275	6,696,538
LGI Homes, Inc.(a)	90,652	14,534,235
M/I Homes, Inc.(a)	120,581	7,764,211
MDC Holdings, Inc.	229,342	11,983,119
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Meritage Homes Corp.(a)	156,364	17,440,841
Tupperware Brands Corp.(a)	205,198	4,898,076
Universal Electronics, Inc.(a)	56,870	2,873,072
Total		106,866,753
Internet & Direct Marketing Retail 0.9%
Liquidity Services, Inc.(a)	111,744	2,726,554
PetMed Express, Inc.	83,741	2,306,227
Shutterstock, Inc.	92,126	10,618,443
Stamps.com, Inc.(a)	75,684	24,892,467
Total		40,543,691
Leisure Products 0.3%
Sturm Ruger & Co., Inc.	72,648	5,680,347
Vista Outdoor, Inc.(a)	238,576	9,745,830
Total		15,426,177
Multiline Retail 0.8%
Big Lots, Inc.	131,967	6,421,514
Macy’s, Inc.(a)	1,287,846	28,834,872
Total		35,256,386
Specialty Retail 4.4%
Aaron’s Co., Inc. (The)	141,172	3,743,881
Abercrombie & Fitch Co., Class A(a)	255,883	9,150,376
America’s Car-Mart, Inc.(a)	25,459	3,292,612
Asbury Automotive Group, Inc.(a)	79,899	14,880,390
Barnes & Noble Education, Inc.(a)	131,608	1,073,921
Bed Bath & Beyond, Inc.(a),(b)	440,551	12,132,774
Boot Barn Holdings, Inc.(a)	120,854	10,789,845
Buckle, Inc. (The)	119,307	4,620,760
Caleres, Inc.	158,326	3,893,236
Cato Corp. (The), Class A	80,034	1,381,387
Chico’s FAS, Inc.(a)	506,452	2,618,357
Children’s Place, Inc. (The)(a)	60,596	5,262,157
Conn’s, Inc.(a)	80,058	1,969,427
Designer Brands, Inc.(a)	244,884	3,550,818
Genesco, Inc.(a)	58,701	3,641,223
Group 1 Automotive, Inc.	70,538	11,669,807
Guess?, Inc.	158,257	3,828,237
Haverty Furniture Companies, Inc.	69,933	2,491,713
Hibbett, Inc.	66,959	6,407,307
Common Stocks (continued)
Issuer	Shares	Value ($)
Lumber Liquidators Holdings, Inc.(a)	119,920	2,501,531
MarineMax, Inc.(a)	91,529	4,450,140
Monro, Inc.	138,375	7,874,921
ODP Corp. (The)(a)	221,133	10,430,843
Rent-A-Center, Inc.	246,558	15,552,879
Sally Beauty Holdings, Inc.(a)	466,666	8,675,321
Shoe Carnival, Inc.	71,438	2,734,647
Signet Jewelers Ltd.	216,340	17,134,128
Sleep Number Corp.(a)	101,072	9,350,171
Sonic Automotive, Inc., Class A	96,496	4,876,908
Zumiez, Inc.(a)	87,233	3,505,894
Total		193,485,611
Textiles, Apparel & Luxury Goods 1.2%
Fossil Group, Inc.(a)	195,810	2,623,854
G-III Apparel Group Ltd.(a)	179,881	5,563,719
Kontoor Brands, Inc.	195,243	10,535,312
Movado Group, Inc.	69,491	2,511,405
Oxford Industries, Inc.	69,814	6,304,204
Steven Madden Ltd.	317,975	12,868,448
Unifi, Inc.(a)	61,877	1,438,022
Vera Bradley, Inc.(a)	91,660	1,050,424
Wolverine World Wide, Inc.	342,197	12,271,184
Total		55,166,572
Total Consumer Discretionary		605,735,767
Consumer Staples 3.9%
Beverages 0.6%
Celsius Holdings, Inc.(a)	136,022	11,121,159
Coca-Cola Bottling Co. Consolidated	19,177	7,788,930
MGP Ingredients, Inc.	54,414	3,553,234
National Beverage Corp.	96,368	4,485,931
Total		26,949,254
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	129,369	3,930,230
PriceSmart, Inc.	96,549	8,169,011
SpartanNash Co.	149,725	3,219,087
The Chefs’ Warehouse(a)	134,668	4,071,014
United Natural Foods, Inc.(a)	232,585	8,559,128
Total		27,948,470

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.1%
B&G Foods, Inc.	267,521	8,121,938
Calavo Growers, Inc.	68,739	3,225,234
Cal-Maine Foods, Inc.	154,714	5,594,458
Fresh Del Monte Produce, Inc.	125,623	4,130,484
J&J Snack Foods Corp.	62,131	10,174,573
John B. Sanfilippo & Son, Inc.	36,650	3,114,883
Seneca Foods Corp., Class A(a)	27,633	1,353,188
Simply Good Foods Co. (The)(a)	348,165	12,401,637
Total		48,116,395
Household Products 0.5%
Central Garden & Pet Co.(a)	40,278	1,854,802
Central Garden & Pet Co., Class A(a)	164,015	6,834,505
WD-40 Co.	56,634	13,571,206
Total		22,260,513
Personal Products 0.8%
Edgewell Personal Care Co.	224,583	9,499,861
elf Beauty, Inc.(a)	160,043	4,953,331
Inter Parfums, Inc.	73,231	5,312,177
Medifast, Inc.	48,590	11,073,661
Usana Health Sciences, Inc.(a)	47,657	4,624,158
Total		35,463,188
Tobacco 0.3%
Universal Corp.	101,283	5,124,920
Vector Group Ltd.	528,753	7,941,870
Total		13,066,790
Total Consumer Staples		173,804,610
Energy 3.9%
Energy Equipment & Services 1.2%
Archrock, Inc.	534,635	4,105,997
Bristow Group, Inc.(a)	95,687	3,019,882
Core Laboratories NV	191,312	5,272,559
DMC Global Inc(a)	77,292	3,104,820
Dril-Quip, Inc.(a)	146,378	3,556,985
Helix Energy Solutions Group, Inc.(a)	585,349	2,200,912
Helmerich & Payne, Inc.	445,761	11,999,886
Matrix Service Co.(a)	109,583	1,236,096
Nabors Industries Ltd.(a)	26,951	2,273,047
Common Stocks (continued)
Issuer	Shares	Value ($)
Oceaneering International, Inc.(a)	412,127	5,069,162
Oil States International, Inc.(a)	253,181	1,483,641
Patterson-UTI Energy, Inc.	775,849	6,020,588
ProPetro Holding Corp.(a)	338,054	2,616,538
RPC, Inc.(a)	240,652	921,697
US Silica Holdings, Inc.(a)	307,138	2,696,672
Total		55,578,482
Oil, Gas & Consumable Fuels 2.7%
Bonanza Creek Energy, Inc.	78,723	3,060,750
Callon Petroleum Co.(a)	191,143	6,531,356
CONSOL Energy, Inc.(a)	125,210	2,858,544
Dorian LPG Ltd.	112,032	1,481,063
Green Plains, Inc.(a)	193,772	6,801,397
Laredo Petroleum, Inc.(a)	39,969	2,159,525
Matador Resources Co.	453,533	13,039,074
Par Pacific Holdings, Inc.(a)	184,000	3,034,160
PBF Energy, Inc., Class A(a)	397,220	4,131,088
PDC Energy, Inc.	410,321	17,130,902
Penn Virginia Corp.(a)	63,253	1,309,337
Range Resources Corp.(a)	1,072,510	15,680,096
Renewable Energy Group, Inc.(a)	196,914	9,534,576
REX American Resources Corp.(a)	21,785	1,846,497
SM Energy Co.	452,612	8,644,889
Southwestern Energy Co.(a)	2,685,122	12,217,305
Talos Energy, Inc.(a)	131,654	1,632,510
World Fuel Services Corp.	262,475	8,493,691
Total		119,586,760
Total Energy		175,165,242
Financials 17.4%
Banks 9.5%
Allegiance Bancshares, Inc.	76,715	2,851,497
Ameris Bancorp	288,092	14,185,650
Banc of California, Inc.	184,494	3,315,357
BancFirst Corp.	77,183	4,365,471
Bancorp, Inc. (The)(a)	210,501	5,190,955
BankUnited, Inc.	385,231	16,191,259
Banner Corp.	143,767	8,223,472
Berkshire Hills Bancorp, Inc.	211,544	5,421,873
Brookline Bancorp, Inc.	323,052	4,836,088

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cadence BanCorp	515,298	11,084,060
Central Pacific Financial Corp.	116,892	2,958,537
City Holding Co.	64,790	5,047,141
Columbia Banking System, Inc.	296,359	10,775,613
Community Bank System, Inc.	222,616	16,473,584
Customers Bancorp, Inc.(a)	122,642	5,078,605
CVB Financial Corp.	527,853	10,747,087
Dime Community Bancshares, Inc.	146,033	4,819,089
Eagle Bancorp, Inc.	132,050	7,619,285
FB Financial Corp.	138,926	5,722,362
First BanCorp	890,807	11,339,973
First BanCorp	117,702	4,915,236
First Commonwealth Financial Corp.	397,489	5,374,051
First Financial Bancorp	401,918	9,449,092
First Hawaiian, Inc.	538,624	15,032,996
First Midwest Bancorp, Inc.	472,355	8,847,209
Great Western Bancorp, Inc.	227,690	7,049,282
Hanmi Financial Corp.	126,816	2,445,012
Heritage Financial Corp.	148,655	3,783,270
Hilltop Holdings, Inc.	268,910	9,000,418
Hope Bancorp, Inc.	510,509	7,039,919
Independent Bank Corp.	136,467	10,467,019
Independent Bank Group, Inc.	151,683	10,683,034
Investors Bancorp, Inc.	931,150	13,324,757
Lakeland Financial Corp.	104,978	6,971,589
National Bank Holdings Corp., Class A	127,208	4,770,300
NBT Bancorp, Inc.	179,409	6,433,607
OFG Bancorp	213,345	5,079,744
Old National Bancorp	684,721	11,407,452
Pacific Premier Bancorp, Inc.	391,048	15,626,278
Park National Corp.	58,736	6,886,209
Preferred Bank	56,026	3,579,501
Renasant Corp.	232,660	8,166,366
S&T Bancorp, Inc.	162,619	4,846,046
Seacoast Banking Corp. of Florida	228,446	7,296,565
ServisFirst Bancshares, Inc.	194,647	14,290,983
Simmons First National Corp., Class A	447,641	13,003,971
Southside Bancshares, Inc.	127,905	4,820,739
Tompkins Financial Corp.	49,879	3,969,870
Common Stocks (continued)
Issuer	Shares	Value ($)
Triumph Bancorp, Inc.(a)	93,551	7,691,763
Trustmark Corp.	262,644	8,304,803
United Community Banks, Inc.	358,525	10,816,699
Veritex Holdings, Inc.	204,355	7,342,475
Westamerica BanCorp	110,992	6,297,686
Total		421,260,899
Capital Markets 1.0%
B Riley Financial, Inc.	73,031	4,786,452
Blucora, Inc.(a)	200,029	3,282,476
BrightSphere Investment Group, Inc.	245,890	6,685,749
Donnelley Financial Solutions, Inc.(a)	123,051	4,103,751
Greenhill & Co., Inc.	60,482	891,505
Piper Sandler Companies	59,584	8,515,745
StoneX Group, Inc.(a)	68,801	4,794,742
Virtus Investment Partners, Inc.	29,709	9,290,004
WisdomTree Investments, Inc.	463,526	2,924,849
Total		45,275,273
Consumer Finance 0.8%
Encore Capital Group, Inc.(a)	128,117	6,304,638
Enova International, Inc.(a)	151,840	5,007,683
Ezcorp, Inc., Class A(a)	218,447	1,505,100
Green Dot Corp., Class A(a)	224,876	11,747,522
PRA Group, Inc.(a)	189,221	7,947,282
World Acceptance Corp.(a)	16,235	3,082,539
Total		35,594,764
Insurance 2.8%
Ambac Financial Group, Inc.(a)	190,862	2,689,246
American Equity Investment Life Holding Co.	354,832	11,244,626
AMERISAFE, Inc.	79,865	4,596,231
Assured Guaranty Ltd.	311,534	15,533,085
eHealth, Inc.(a)	107,980	4,173,427
Employers Holdings, Inc.	117,838	4,851,390
Genworth Financial, Inc., Class A(a)	2,093,843	7,851,911
HCI Group, Inc.	26,986	3,013,257
Horace Mann Educators Corp.	171,390	7,026,990
James River Group Holdings Ltd.	153,988	5,665,218
Mr. Cooper Group, Inc.(a)	281,133	10,930,451
Palomar Holdings, Inc.(a)	89,866	8,069,967

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ProAssurance Corp.	222,905	5,684,077
Safety Insurance Group, Inc.	58,807	4,781,597
Selectquote, Inc.(a)	182,261	1,740,593
SiriusPoint Ltd.(a)	313,774	3,078,123
Stewart Information Services Corp.	110,769	6,972,908
Trupanion, Inc.(a)	139,015	12,730,994
United Fire Group, Inc.	89,253	2,317,008
United Insurance Holdings Corp.	85,726	326,616
Universal Insurance Holdings, Inc.	117,361	1,671,221
Total		124,948,936
Mortgage Real Estate Investment Trusts (REITS) 1.4%
Apollo Commercial Real Estate Finance, Inc.	531,693	8,267,826
ARMOUR Residential REIT, Inc.	294,343	3,196,565
Capstead Mortgage Corp.	400,125	2,756,861
Ellington Financial, Inc.	180,884	3,349,972
Granite Point Mortgage Trust, Inc.	227,677	3,132,836
Invesco Mortgage Capital, Inc.	1,173,569	3,661,535
KKR Real Estate Finance Trust, Inc.	112,633	2,402,462
New York Mortgage Trust, Inc.	1,566,956	6,925,946
PennyMac Mortgage Investment Trust	404,628	7,853,829
Ready Capital Corp.	238,344	3,649,047
Redwood Trust, Inc.	466,902	5,822,268
Two Harbors Investment Corp.	1,296,142	8,554,537
Total		59,573,684
Thrifts & Mortgage Finance 1.9%
Axos Financial, Inc.(a)	212,924	10,322,556
Capitol Federal Financial, Inc.	533,345	6,154,801
Flagstar Bancorp, Inc.	196,153	9,701,727
HomeStreet, Inc.	88,228	3,604,114
Meta Financial Group, Inc.	131,897	6,488,013
NMI Holdings, Inc., Class A(a)	353,654	7,981,971
Northfield Bancorp, Inc.	190,761	3,223,861
Northwest Bancshares, Inc.	525,742	6,845,161
Provident Financial Services, Inc.	299,570	6,611,510
TrustCo Bank Corp.	79,667	2,556,514
Walker & Dunlop, Inc.	122,165	13,566,423
WSFS Financial Corp.	196,377	8,917,480
Total		85,974,131
Total Financials		772,627,687
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.6%
Biotechnology 1.5%
Anika Therapeutics, Inc.(a)	59,456	2,564,337
Coherus Biosciences, Inc.(a)	275,411	4,401,068
Cytokinetics, Inc.(a)	337,698	11,133,903
Eagle Pharmaceuticals, Inc.(a)	48,202	2,572,541
Enanta Pharmaceuticals, Inc.(a)	74,257	4,247,500
Myriad Genetics, Inc.(a)	318,338	11,390,134
Organogenesis Holdings, Inc.(a)	206,594	3,524,494
REGENXBIO, Inc.(a)	144,012	4,651,587
Spectrum Pharmaceuticals, Inc.(a)	667,320	1,568,202
Vanda Pharmaceuticals, Inc.(a)	229,553	3,842,717
Vericel Corp.(a)	191,519	10,374,584
Xencor, Inc.(a)	240,555	8,147,598
Total		68,418,665
Health Care Equipment & Supplies 3.3%
Angiodynamics, Inc.(a)	157,562	4,459,005
Avanos Medical, Inc.(a)	198,608	6,554,064
BioLife Solutions, Inc.(a)	130,507	7,616,388
Cardiovascular Systems, Inc.(a)	165,928	5,938,563
CONMED Corp.	120,193	15,786,149
CryoLife, Inc.(a)	161,532	4,238,600
Cutera, Inc.(a)	73,553	3,658,526
Glaukos Corp.(a)	191,213	11,402,031
Heska Corp.(a)	40,917	10,855,280
Inogen, Inc.(a)	76,795	4,545,496
Integer Holdings Corp.(a)	136,235	13,458,656
Invacare Corp.(a)	144,403	1,221,649
Lantheus Holdings, Inc.(a)	278,821	7,352,510
LeMaitre Vascular, Inc.	70,664	4,000,996
Meridian Bioscience, Inc.(a)	179,017	3,623,304
Merit Medical Systems, Inc.(a)	203,588	14,611,511
Mesa Laboratories, Inc.	20,178	5,385,912
Natus Medical, Inc.(a)	140,792	3,733,804
OraSure Technologies, Inc.(a)	297,301	3,255,446
Orthofix Medical, Inc.(a)	80,807	3,426,217
SurModics, Inc.(a)	57,295	3,441,711
Tactile Systems Technology, Inc.(a)	81,188	3,611,242

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Varex Imaging Corp.(a)	162,367	4,736,245
Zynex, Inc.(a)	80,623	1,081,154
Total		147,994,459
Health Care Providers & Services 3.8%
Addus HomeCare Corp.(a)	62,418	5,612,627
AMN Healthcare Services, Inc.(a)	195,241	22,163,758
Apollo Medical Holdings, Inc.(a)	54,532	4,139,524
Community Health Systems, Inc.(a)	513,177	6,317,209
Corvel Corp.(a)	37,613	6,198,999
Covetrus, Inc.(a)	411,949	9,305,928
Cross Country Healthcare, Inc.(a)	144,734	3,147,965
Ensign Group, Inc. (The)	213,508	17,437,198
Fulgent Genetics, Inc.(a)	73,098	6,669,462
Hanger, Inc.(a)	159,231	3,802,436
Joint Corp. (The)(a)	54,529	5,571,228
Magellan Health, Inc.(a)	96,165	9,099,132
Mednax, Inc.(a)	356,112	11,434,756
ModivCare, Inc.(a)	50,390	9,939,931
Owens & Minor, Inc.	310,472	11,574,396
Pennant Group, Inc. (The)(a)	105,243	3,217,279
RadNet, Inc.(a)	180,715	5,676,258
Select Medical Holdings Corp.	445,667	15,406,708
Tivity Health, Inc.(a)	156,625	3,641,531
U.S. Physical Therapy, Inc.	53,284	6,255,542
Total		166,611,867
Health Care Technology 1.2%
Allscripts Healthcare Solutions, Inc.(a)	583,219	8,958,244
Computer Programs & Systems, Inc.(a)	52,942	1,883,147
HealthStream, Inc.(a)	104,275	3,168,917
NextGen Healthcare, Inc.(a)	229,857	3,507,618
Omnicell, Inc.(a)	178,438	27,706,068
Simulations Plus, Inc.	63,159	2,797,944
Tabula Rasa HealthCare, Inc.(a)	93,401	2,924,385
Total		50,946,323
Life Sciences Tools & Services 0.5%
NeoGenomics, Inc.(a)	487,212	23,688,247
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.3%
Amphastar Pharmaceuticals, Inc.(a)	151,538	2,979,237
ANI Pharmaceuticals, Inc.(a)	41,020	1,244,137
Cara Therapeutics, Inc.(a)	177,838	2,806,284
Collegium Pharmaceutical, Inc.(a)	145,626	2,989,703
Corcept Therapeutics, Inc.(a)	433,672	9,228,540
Endo International PLC(a)	963,893	2,207,315
Innoviva, Inc.(a)	259,758	3,963,907
Pacira Pharmaceuticals, Inc.(a)	181,888	10,784,139
Phibro Animal Health Corp., Class A	84,026	2,040,992
Prestige Consumer Healthcare, Inc.(a)	206,206	11,834,162
Supernus Pharmaceuticals, Inc.(a)	219,047	6,030,364
Total		56,108,780
Total Health Care		513,768,341
Industrials 16.4%
Aerospace & Defense 1.1%
AAR Corp.(a)	137,164	4,643,001
Aerojet Rocketdyne Holdings, Inc.	307,712	12,776,202
Aerovironment, Inc.(a)	92,773	9,496,244
Kaman Corp.	114,896	4,490,136
Moog, Inc., Class A	120,920	9,605,885
National Presto Industries, Inc.	21,511	1,797,029
Park Aerospace Corp.	77,475	1,129,586
Triumph Group, Inc.(a)	252,057	4,652,972
Total		48,591,055
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	113,857	8,330,917
Echo Global Logistics, Inc.(a)	110,046	3,618,312
Forward Air Corp.	112,864	9,951,219
HUB Group, Inc., Class A(a)	139,499	9,792,830
Total		31,693,278
Airlines 0.6%
Allegiant Travel Co.(a)	60,188	11,582,579
Hawaiian Holdings, Inc.(a)	211,147	4,269,392
Skywest, Inc.(a)	208,003	9,703,340
Total		25,555,311

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.1%
AAON, Inc.	168,974	11,508,818
American Woodmark Corp.(a)	70,239	4,949,040
Apogee Enterprises, Inc.	106,518	4,578,144
Gibraltar Industries, Inc.(a)	134,810	10,064,915
Griffon Corp.	187,351	4,533,894
Insteel Industries, Inc.	79,907	2,956,559
Patrick Industries, Inc.	92,324	7,534,562
PGT, Inc.(a)	246,009	5,222,771
Quanex Building Products Corp.	138,801	3,270,151
Resideo Technologies, Inc.(a)	594,312	19,160,619
UFP Industries, Inc.	255,482	19,181,588
Total		92,961,061
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	277,180	13,725,954
Brady Corp., Class A	200,476	10,691,385
CoreCivic, Inc.(a)	496,921	4,830,072
Deluxe Corp.	174,356	6,686,553
Harsco Corp.(a)	327,072	5,965,793
HNI Corp.	179,934	6,817,699
Interface, Inc.	243,811	3,506,002
Matthews International Corp., Class A	130,786	4,843,006
Pitney Bowes, Inc.	725,044	5,416,079
Team, Inc.(a)	127,638	571,818
Unifirst Corp.	62,951	14,420,186
US Ecology, Inc.(a)	130,191	4,667,347
Viad Corp.(a)	84,629	3,655,126
Total		85,797,020
Construction & Engineering 0.8%
Arcosa, Inc.	199,030	10,114,705
Comfort Systems U.S.A., Inc.	149,910	11,390,162
Granite Construction, Inc.	189,188	7,669,681
MYR Group, Inc.(a)	69,524	7,231,191
Total		36,405,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.6%
AZZ, Inc.	103,349	5,534,339
Encore Wire Corp.	85,249	7,247,017
Powell Industries, Inc.	36,712	928,814
Vicor Corp.(a)	87,925	10,847,307
Total		24,557,477
Industrial Conglomerates 0.2%
Raven Industries, Inc.(a)	148,394	8,658,790
Machinery 5.6%
Alamo Group, Inc.	40,885	6,337,584
Albany International Corp., Class A	126,836	9,935,064
Astec Industries, Inc.	93,912	5,741,780
Barnes Group, Inc.	192,530	9,177,905
Chart Industries, Inc.(a)	147,031	27,697,700
CIRCOR International, Inc.(a)	83,650	2,990,487
Enerpac Tool Group Corp.	248,388	6,249,442
EnPro Industries, Inc.	85,104	7,277,243
ESCO Technologies, Inc.	107,588	9,695,831
Federal Signal Corp.	250,111	10,162,010
Franklin Electric Co., Inc.	159,382	13,544,282
Greenbrier Companies, Inc. (The)	135,616	5,980,666
Hillenbrand, Inc.	310,885	14,431,282
John Bean Technologies Corp.	131,174	19,136,975
Lindsay Corp.	45,062	7,423,964
Lydall, Inc.(a)	70,723	4,383,412
Meritor, Inc.(a)	299,871	7,112,940
Mueller Industries, Inc.	236,023	10,528,986
Proto Labs, Inc.(a)	114,400	8,483,904
SPX Corp.(a)	186,962	11,681,386
SPX FLOW, Inc.	174,414	14,045,559
Standex International Corp.	50,656	5,027,101
Tennant Co.	76,891	5,688,396
Titan International, Inc.(a)	208,763	1,734,820
Wabash National Corp.	214,353	3,331,046
Watts Water Technologies, Inc., Class A	113,810	19,526,382
Total		247,326,147
Marine 0.3%
Matson, Inc.	179,450	14,207,057

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.4%
Exponent, Inc.	215,345	25,173,830
Forrester Research, Inc.(a)	45,838	2,179,597
Heidrick & Struggles International, Inc.	80,560	3,481,803
Kelly Services, Inc., Class A	138,364	2,689,796
Korn/Ferry International	223,128	15,772,918
Mantech International Corp., Class A	113,306	8,970,436
Resources Connection, Inc.	127,471	2,014,042
TrueBlue, Inc.(a)	146,547	4,005,130
Total		64,287,552
Road & Rail 0.3%
ArcBest Corp.	104,882	6,998,776
Heartland Express, Inc.	201,379	3,379,139
Marten Transport Ltd.	242,808	3,785,377
Total		14,163,292
Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	160,545	14,258,002
DXP Enterprises, Inc.(a)	73,005	2,188,690
GMS, Inc.(a)	177,021	8,746,608
NOW, Inc.(a)	455,515	3,498,355
Veritiv Corp.(a)	50,481	4,526,631
Total		33,218,286
Total Industrials		727,422,065
Information Technology 13.4%
Communications Equipment 1.3%
ADTRAN, Inc.	199,947	4,130,905
Applied Optoelectronics, Inc.(a)	102,101	748,400
CalAmp Corp.(a)	145,601	1,651,115
Comtech Telecommunications Corp.	107,641	2,746,998
Digi International, Inc.(a)	140,594	3,090,256
Extreme Networks, Inc.(a)	520,813	5,640,405
Harmonic, Inc.(a)	417,638	3,858,975
InterDigital, Inc.	127,134	9,167,633
NETGEAR, Inc.(a)	125,869	4,497,300
Plantronics, Inc.(a)	157,300	4,684,394
Viavi Solutions, Inc.(a)	944,616	15,387,795
Total		55,604,176
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.8%
Advanced Energy Industries, Inc.	158,715	14,312,919
Arlo Technologies, Inc.(a)	335,785	2,081,867
Badger Meter, Inc.	120,540	12,908,629
Benchmark Electronics, Inc.	147,973	3,999,710
CTS Corp.	133,645	4,688,267
Daktronics, Inc.(a)	152,336	927,726
ePlus, Inc.(a)	55,787	6,037,269
Fabrinet(a)	152,385	15,698,703
FARO Technologies, Inc.(a)	75,003	5,170,707
Insight Enterprises, Inc.(a)	145,928	15,014,532
Itron, Inc.(a)	186,466	15,665,009
Knowles Corp.(a)	383,372	7,667,440
Methode Electronics, Inc.	158,843	7,397,318
OSI Systems, Inc.(a)	69,084	6,835,171
PC Connection, Inc.	45,440	2,199,750
Plexus Corp.(a)	118,135	10,848,337
Rogers Corp.(a)	77,308	16,420,992
Sanmina Corp.(a)	268,942	10,617,830
Scansource, Inc.(a)	105,212	3,743,443
TTM Technologies, Inc.(a)	411,849	5,765,886
Total		168,001,505
IT Services 1.5%
CSG Systems International, Inc.	135,880	6,550,775
EVERTEC, Inc.	247,456	11,444,840
ExlService Holdings, Inc.(a)	138,231	17,021,765
Perficient, Inc.(a)	136,533	16,277,464
TTEC Holdings, Inc.	75,445	7,956,430
Unisys Corp.(a)	276,900	6,703,749
Total		65,955,023
Semiconductors & Semiconductor Equipment 3.7%
Axcelis Technologies, Inc.(a)	138,817	6,900,593
Ceva, Inc.(a)	94,251	4,547,611
Cohu, Inc.(a)	200,087	7,139,104
Diodes, Inc.(a)	175,117	16,956,579
DSP Group, Inc.(a)	93,087	2,038,605
Formfactor, Inc.(a)	320,697	12,468,699
Ichor Holdings Ltd.(a)	116,008	5,140,314

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kulicke & Soffa Industries, Inc.	256,374	17,994,891
MaxLinear, Inc., Class A(a)	283,394	14,801,669
Onto Innovation, Inc.(a)	202,607	15,019,257
PDF Solutions, Inc.(a)	122,060	2,748,791
Photronics, Inc.(a)	261,873	3,946,426
Power Integrations, Inc.	250,594	27,224,532
Rambus, Inc.(a)	464,811	11,062,502
SMART Global Holdings, Inc.(a)	68,975	3,342,529
Ultra Clean Holdings, Inc.(a)	180,958	8,367,498
Veeco Instruments, Inc.(a)	207,330	4,725,051
Total		164,424,651
Software 2.7%
8x8, Inc.(a)	454,016	10,964,486
Agilysys, Inc.(a)	84,901	4,824,924
Alarm.com Holdings, Inc.(a)	187,072	15,775,782
Bottomline Technologies de, Inc.(a)	162,495	6,868,664
Ebix, Inc.	97,146	2,795,862
LivePerson, Inc.(a)	264,940	16,982,654
MicroStrategy, Inc., Class A(a)	32,151	22,322,439
OneSpan, Inc.(a)	139,737	2,692,732
Progress Software Corp.	181,797	8,464,468
SPS Commerce, Inc.(a)	148,167	20,081,074
Xperi Holding Corp.	433,420	9,262,185
Total		121,035,270
Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.(a)	516,641	15,726,552
Diebold, Inc.(a)	323,197	3,516,383
Total		19,242,935
Total Information Technology		594,263,560
Materials 5.3%
Chemicals 2.8%
AdvanSix, Inc.(a)	115,892	4,230,058
American Vanguard Corp.	112,081	1,718,202
Balchem Corp.	134,008	18,817,403
Ferro Corp.(a)	341,359	7,100,267
FutureFuel Corp.	106,627	854,082
GCP Applied Technologies(a)	199,946	4,766,713
Hawkins, Inc.	78,269	2,964,830
Common Stocks (continued)
Issuer	Shares	Value ($)
HB Fuller Co.	215,861	14,585,728
Innospec, Inc.	101,667	9,516,031
Koppers Holdings, Inc.(a)	87,757	2,887,205
Kraton Performance Polymers, Inc.(a)	132,802	5,593,620
Livent Corp.(a)	659,242	16,395,349
Quaker Chemical Corp.	54,643	14,159,094
Rayonier Advanced Materials, Inc.(a)	262,749	1,855,008
Stepan Co.	88,377	10,389,600
Tredegar Corp.	107,134	1,422,739
Trinseo SA	160,049	8,311,345
Total		125,567,274
Containers & Packaging 0.3%
Myers Industries, Inc.	149,088	3,399,207
O-I Glass, Inc.(a)	652,409	9,870,948
Total		13,270,155
Metals & Mining 1.4%
Allegheny Technologies, Inc.(a)	525,536	9,386,073
Arconic Corp.(a)	404,589	13,954,275
Carpenter Technology Corp.	198,443	6,618,074
Century Aluminum Co.(a)	208,430	2,672,072
Haynes International, Inc.	52,424	2,057,642
Kaiser Aluminum Corp.	65,476	8,267,000
Materion Corp.	84,266	6,153,946
Olympic Steel, Inc.	37,527	1,022,986
SunCoke Energy, Inc.	342,821	2,382,606
TimkenSteel Corp.(a)	158,609	2,169,771
Warrior Met Coal, Inc.	212,395	4,755,524
Total		59,439,969
Paper & Forest Products 0.8%
Boise Cascade Co.	162,495	9,400,336
Clearwater Paper Corp.(a)	68,934	2,239,666
Domtar Corp.(a)	207,586	11,381,940
Glatfelter Corp.	183,652	2,901,702
Mercer International, Inc.	163,577	1,861,506
Neenah, Inc.	69,586	3,506,438
Schweitzer-Mauduit International, Inc.	129,770	4,966,298
Total		36,257,886
Total Materials		234,535,284

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 8.0%
Equity Real Estate Investment Trusts (REITS) 7.5%
Acadia Realty Trust	356,571	7,566,437
Agree Realty Corp.	281,543	20,989,031
Alexander & Baldwin, Inc.	299,119	6,245,605
American Assets Trust, Inc.	207,366	8,257,314
Armada Hoffler Properties, Inc.	249,173	3,346,393
Brandywine Realty Trust	705,899	9,797,878
CareTrust REIT, Inc.	399,865	8,793,031
Centerspace	53,610	5,424,260
Chatham Lodging Trust(a)	200,864	2,410,368
Community Healthcare Trust, Inc.	94,825	4,599,961
DiamondRock Hospitality Co.(a)	868,650	7,852,596
Diversified Healthcare Trust	984,398	3,691,492
Easterly Government Properties, Inc.	346,511	7,404,940
Essential Properties Realty Trust, Inc.	485,436	15,732,981
Four Corners Property Trust, Inc.	314,698	9,003,510
Franklin Street Properties Corp.	399,080	1,915,584
GEO Group, Inc. (The)	502,511	3,894,460
Getty Realty Corp.	154,101	4,874,215
Global Net Lease, Inc.	394,114	6,699,938
Hersha Hospitality Trust(a)	151,972	1,425,497
Independence Realty Trust, Inc.	422,022	8,643,011
Industrial Logistics Properties Trust	269,789	7,400,312
Innovative Industrial Properties, Inc.	98,850	24,308,203
iStar, Inc.	302,572	8,003,029
Kite Realty Group Trust	349,047	7,071,692
Lexington Realty Trust	1,147,012	15,519,072
LTC Properties, Inc.	162,635	5,612,534
Mack-Cali Realty Corp.(a)	356,110	6,367,247
NexPoint Residential Trust, Inc.	93,430	6,053,330
Office Properties Income Trust	199,624	5,296,025
Retail Opportunity Investments Corp.	490,728	8,872,362
Retail Properties of America, Inc., Class A	887,163	11,728,295
RPT Realty	335,331	4,339,183
Safehold, Inc.	59,415	5,324,178
Saul Centers, Inc.	53,399	2,460,626
Service Properties Trust	680,966	7,783,441
SITE Centers Corp.	697,495	11,236,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Summit Hotel Properties, Inc.(a)	438,436	4,086,224
Tanger Factory Outlet Centers, Inc.	416,469	6,963,362
Uniti Group, Inc.	964,484	12,605,806
Universal Health Realty Income Trust	52,916	3,134,215
Urstadt Biddle Properties, Inc., Class A	124,357	2,372,732
Washington Real Estate Investment Trust	349,448	8,785,123
Whitestone REIT	164,971	1,618,365
Xenia Hotels & Resorts, Inc.(a)	470,178	8,190,501
Total		333,701,003
Real Estate Management & Development 0.5%
Marcus & Millichap, Inc.(a)	99,626	3,907,332
RE/MAX Holdings, Inc., Class A	78,048	2,613,827
Realogy Holdings Corp.(a)	481,003	8,441,603
St. Joe Co. (The)	128,935	5,965,822
Total		20,928,584
Total Real Estate		354,629,587
Utilities 1.7%
Gas Utilities 0.6%
Chesapeake Utilities Corp.	72,433	9,466,993
Northwest Natural Holding Co.	126,654	6,516,348
South Jersey Industries, Inc.	464,464	11,523,352
Total		27,506,693
Multi-Utilities 0.3%
Avista Corp.	286,369	11,984,543
Unitil Corp.	62,150	3,082,640
Total		15,067,183
Water Utilities 0.8%
American States Water Co.	152,505	14,062,486
California Water Service Group	210,023	13,346,962
Middlesex Water Co.	72,210	7,900,496
Total		35,309,944
Total Utilities		77,883,820
Total Common Stocks (Cost $2,449,542,499)		4,317,433,299

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Exchange-Traded Equity Funds 1.1%
	Shares	Value ($)
U.S. Small Cap 1.1%
iShares Core S&P Small-Cap ETF	447,875	50,327,714
Total Exchange-Traded Equity Funds (Cost $30,910,918)		50,327,714

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 0.061%(c),(d)	76,392,010	76,384,371
Total Money Market Funds (Cost $76,384,362)		76,384,371
Total Investments in Securities (Cost: $2,556,837,779)		4,444,145,384
Other Assets & Liabilities, Net		(293,963)
Net Assets		4,443,851,421
At August 31, 2021, securities and/or cash totaling $4,461,480 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	700	09/2021	USD	79,492,000	1,664,028	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	56,765,602	330,629,750	(311,010,982)	1	76,384,371	—	14,068	76,392,010
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	87,597,336	—	—	87,597,336
Consumer Discretionary	605,735,767	—	—	605,735,767
Consumer Staples	173,804,610	—	—	173,804,610
Energy	175,165,242	—	—	175,165,242
Financials	772,627,687	—	—	772,627,687
Health Care	513,768,341	—	—	513,768,341
Industrials	727,422,065	—	—	727,422,065
Information Technology	594,263,560	—	—	594,263,560
Materials	234,535,284	—	—	234,535,284
Real Estate	354,629,587	—	—	354,629,587
Utilities	77,883,820	—	—	77,883,820
Total Common Stocks	4,317,433,299	—	—	4,317,433,299
Exchange-Traded Equity Funds	50,327,714	—	—	50,327,714
Money Market Funds	76,384,371	—	—	76,384,371
Total Investments in Securities	4,444,145,384	—	—	4,444,145,384
Investments in Derivatives
Asset
Futures Contracts	1,664,028	—	—	1,664,028
Total	4,445,809,412	—	—	4,445,809,412
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2021	17

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,480,453,417)	$4,367,761,013
Affiliated issuers (cost $76,384,362)	76,384,371
Receivable for:
Capital shares sold	3,423,963
Dividends	2,685,966
Variation margin for futures contracts	161,898
Expense reimbursement due from Investment Manager	103
Total assets	4,450,417,314
Liabilities
Payable for:
Capital shares purchased	6,226,006
Management services fees	24,356
Distribution and/or service fees	8,040
Compensation of board members	307,491
Total liabilities	6,565,893
Net assets applicable to outstanding capital stock	$4,443,851,421
Represented by
Paid in capital	2,410,316,854
Total distributable earnings (loss)	2,033,534,567
Total - representing net assets applicable to outstanding capital stock	$4,443,851,421
Class A
Net assets	$1,172,277,763
Shares outstanding	38,829,183
Net asset value per share	$30.19
Institutional Class
Net assets	$1,933,017,675
Shares outstanding	63,440,333
Net asset value per share	$30.47
Institutional 2 Class
Net assets	$1,243,834,345
Shares outstanding	39,768,548
Net asset value per share	$31.28
Institutional 3 Class
Net assets	$94,721,638
Shares outstanding	3,202,181
Net asset value per share	$29.58
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Index Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$33,390,498
Dividends — affiliated issuers	14,068
Foreign taxes withheld	(20,987)
Total income	33,383,579
Expenses:
Management services fees	4,631,962
Distribution and/or service fees
Class A	1,525,193
Compensation of board members	72,128
Interest on collateral	65
Total expenses	6,229,348
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(72,128)
Total net expenses	6,157,220
Net investment income	27,226,359
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	154,025,752
Futures contracts	2,996,786
Net realized gain	157,022,538
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	137,828,132
Investments — affiliated issuers	1
Futures contracts	549,442
Net change in unrealized appreciation (depreciation)	138,377,575
Net realized and unrealized gain	295,400,113
Net increase in net assets resulting from operations	$322,626,472
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2021	19

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment income	$27,226,359	$34,121,939
Net realized gain	157,022,538	125,971,897
Net change in unrealized appreciation (depreciation)	138,377,575	1,166,052,959
Net increase in net assets resulting from operations	322,626,472	1,326,146,795
Distributions to shareholders
Net investment income and net realized gains
Class A	(25,305,000)	(32,771,990)
Institutional Class	(41,557,079)	(53,973,888)
Institutional 2 Class	(25,513,409)	(25,163,888)
Institutional 3 Class	(1,965,059)	(2,289,248)
Total distributions to shareholders	(94,340,547)	(114,199,014)
Decrease in net assets from capital stock activity	(196,833,825)	(156,601,896)
Total increase in net assets	31,452,100	1,055,345,885
Net assets at beginning of period	4,412,399,321	3,357,053,436
Net assets at end of period	$4,443,851,421	$4,412,399,321

	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,535,823	106,364,008	8,772,377	176,225,195
Distributions reinvested	714,266	21,856,550	1,274,492	27,865,631
Redemptions	(6,461,536)	(194,099,563)	(19,817,244)	(409,941,679)
Net decrease	(2,211,447)	(65,879,005)	(9,770,375)	(205,850,853)
Institutional Class
Subscriptions	4,534,814	137,252,429	14,952,708	303,828,228
Distributions reinvested	1,026,233	31,669,556	1,878,061	41,449,814
Redemptions	(8,445,632)	(255,520,098)	(28,858,468)	(584,127,079)
Net decrease	(2,884,585)	(86,598,113)	(12,027,699)	(238,849,037)
Institutional 2 Class
Subscriptions	7,472,102	232,443,946	27,203,178	675,050,843
Distributions reinvested	744,444	23,583,978	968,240	22,295,675
Redemptions	(10,047,323)	(315,325,247)	(16,980,262)	(376,793,084)
Net increase (decrease)	(1,830,777)	(59,297,323)	11,191,156	320,553,434
Institutional 3 Class
Subscriptions	952,883	28,022,863	1,465,633	31,501,162
Distributions reinvested	53,029	1,588,751	106,432	2,195,288
Redemptions	(498,324)	(14,670,998)	(3,020,356)	(66,151,890)
Net increase (decrease)	507,588	14,940,616	(1,448,291)	(32,455,440)
Total net decrease	(6,419,221)	(196,833,825)	(12,055,209)	(156,601,896)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Index Fund | Semiannual Report 2021

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Columbia Small Cap Index Fund | Semiannual Report 2021	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$28.74	0.15	1.94	2.09	—	(0.64)	(0.64)
Year Ended 2/28/2021	$20.32	0.18	8.97	9.15	(0.22)	(0.51)	(0.73)
Year Ended 2/29/2020	$23.54	0.24	(2.00)	(1.76)	(0.26)	(1.20)	(1.46)
Year Ended 2/28/2019	$24.33	0.23	1.32	1.55	(0.23)	(2.11)	(2.34)
Year Ended 2/28/2018	$23.83	0.21	2.11	2.32	(0.22)	(1.60)	(1.82)
Year Ended 2/28/2017	$19.05	0.19	6.28	6.47	(0.19)	(1.50)	(1.69)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$28.96	0.19	1.96	2.15	—	(0.64)	(0.64)
Year Ended 2/28/2021	$20.47	0.24	9.03	9.27	(0.27)	(0.51)	(0.78)
Year Ended 2/29/2020	$23.69	0.30	(2.02)	(1.72)	(0.30)	(1.20)	(1.50)
Year Ended 2/28/2019	$24.47	0.29	1.33	1.62	(0.29)	(2.11)	(2.40)
Year Ended 2/28/2018	$23.96	0.27	2.12	2.39	(0.28)	(1.60)	(1.88)
Year Ended 2/28/2017	$19.14	0.24	6.32	6.56	(0.24)	(1.50)	(1.74)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$29.71	0.20	2.01	2.21	—	(0.64)	(0.64)
Year Ended 2/28/2021	$20.98	0.25	9.26	9.51	(0.27)	(0.51)	(0.78)
Year Ended 2/29/2020	$24.25	0.30	(2.07)	(1.77)	(0.30)	(1.20)	(1.50)
Year Ended 2/28/2019	$24.99	0.30	1.36	1.66	(0.29)	(2.11)	(2.40)
Year Ended 2/28/2018	$24.43	0.28	2.16	2.44	(0.28)	(1.60)	(1.88)
Year Ended 2/28/2017	$19.49	0.25	6.43	6.68	(0.24)	(1.50)	(1.74)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$28.13	0.19	1.90	2.09	—	(0.64)	(0.64)
Year Ended 2/28/2021	$19.91	0.23	8.77	9.00	(0.27)	(0.51)	(0.78)
Year Ended 2/29/2020	$23.08	0.29	(1.96)	(1.67)	(0.30)	(1.20)	(1.50)
Year Ended 2/28/2019	$23.90	0.29	1.29	1.58	(0.29)	(2.11)	(2.40)
Year Ended 2/28/2018(g)	$23.87	0.24	1.67	1.91	(0.28)	(1.60)	(1.88)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Small Cap Index Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$30.19	7.25%	0.45%(c),(d)	0.45%(c),(d)	0.99%(c)	6%	$1,172,278
Year Ended 2/28/2021	$28.74	46.15%	0.45%(e)	0.45%(e),(f)	0.89%	24%	$1,179,484
Year Ended 2/29/2020	$20.32	(8.08%)	0.45%(e)	0.45%(e),(f)	1.04%	17%	$1,032,677
Year Ended 2/28/2019	$23.54	6.70%	0.45%	0.45%(f)	0.89%	22%	$1,440,665
Year Ended 2/28/2018	$24.33	9.86%	0.45%	0.45%(f)	0.88%	16%	$1,488,143
Year Ended 2/28/2017	$23.83	34.40%	0.45%	0.45%(f)	0.85%	18%	$1,638,983
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$30.47	7.40%	0.20%(c),(d)	0.20%(c),(d)	1.24%(c)	6%	$1,933,018
Year Ended 2/28/2021	$28.96	46.46%	0.20%(e)	0.20%(e),(f)	1.14%	24%	$1,920,981
Year Ended 2/29/2020	$20.47	(7.85%)	0.20%(e)	0.20%(e),(f)	1.29%	17%	$1,603,859
Year Ended 2/28/2019	$23.69	6.99%	0.20%	0.20%(f)	1.14%	22%	$2,026,925
Year Ended 2/28/2018	$24.47	10.11%	0.20%	0.20%(f)	1.12%	16%	$1,866,835
Year Ended 2/28/2017	$23.96	34.74%	0.20%	0.20%(f)	1.10%	18%	$1,665,820
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$31.28	7.42%	0.20%(c),(d)	0.20%(c),(d)	1.24%(c)	6%	$1,243,834
Year Ended 2/28/2021	$29.71	46.48%	0.20%(e)	0.20%(e)	1.12%	24%	$1,236,122
Year Ended 2/29/2020	$20.98	(7.87%)	0.20%(e)	0.20%(e)	1.29%	17%	$638,046
Year Ended 2/28/2019	$24.25	7.01%	0.20%	0.20%	1.14%	22%	$748,749
Year Ended 2/28/2018	$24.99	10.12%	0.20%	0.20%	1.12%	16%	$584,472
Year Ended 2/28/2017	$24.43	34.73%	0.20%	0.20%	1.10%	18%	$437,779
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$29.58	7.41%	0.20%(c),(d)	0.20%(c),(d)	1.25%(c)	6%	$94,722
Year Ended 2/28/2021	$28.13	46.41%	0.20%(e)	0.20%(e)	1.16%	24%	$75,812
Year Ended 2/29/2020	$19.91	(7.84%)	0.20%(e)	0.20%(e)	1.30%	17%	$82,471
Year Ended 2/28/2019	$23.08	6.99%	0.20%	0.20%	1.16%	22%	$70,934
Year Ended 2/28/2018(g)	$23.90	8.14%	0.21%	0.20%	1.01%	16%	$4,327
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2021	23

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
24	Columbia Small Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Small Cap Index Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Small Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,664,028*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,996,786

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	549,442
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	57,384,365

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Small Cap Index Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
28	Columbia Small Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Small Cap Index Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2022
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,556,838,000	2,063,512,000	(174,541,000)	1,888,971,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $268,224,927 and $524,567,975, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
30	Columbia Small Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2021.
Note 9. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
Columbia Small Cap Index Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At August 31, 2021, two unaffiliated shareholders of record owned 30.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 15.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
32	Columbia Small Cap Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Small Cap Index Fund | Semiannual Report 2021	33

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
34	Columbia Small Cap Index Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Small Cap Index Fund | Semiannual Report 2021	35

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
36	Columbia Small Cap Index Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Small Cap Index Fund | Semiannual Report 2021	37

1
Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

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Columbia Small Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR228_02_L01_(10/21)

SemiAnnual Report
August 31, 2021
Columbia Small Cap Value Fund II
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Small Cap Value Fund II (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Value Fund II  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Christian Stadlinger, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2002
Jarl Ginsberg, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/01/02	8.52	61.11	11.23	12.07
	Including sales charges		2.28	51.82	9.92	11.41
Advisor Class*		11/08/12	8.61	61.36	11.50	12.31
Class C	Excluding sales charges	05/01/02	8.09	59.93	10.39	11.24
	Including sales charges		7.09	58.93	10.39	11.24
Institutional Class		05/01/02	8.62	61.43	11.50	12.35
Institutional 2 Class*		11/08/12	8.68	61.63	11.68	12.46
Institutional 3 Class*		11/08/12	8.75	61.75	11.73	12.52
Class R		01/23/06	8.38	60.69	10.95	11.79
Russell 2000 Value Index			8.93	59.49	11.66	12.14
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Small Cap Value Fund II | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2021)
Common Stocks	97.8
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	1.4
Consumer Discretionary	9.8
Consumer Staples	3.9
Energy	5.8
Financials	29.3
Health Care	6.8
Industrials	17.0
Information Technology	7.4
Materials	6.7
Real Estate	6.8
Utilities	5.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Value Fund II | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,085.20	1,018.96	6.80	6.58	1.28
Advisor Class	1,000.00	1,000.00	1,086.10	1,020.23	5.47	5.30	1.03
Class C	1,000.00	1,000.00	1,080.90	1,015.13	10.76	10.42	2.03
Institutional Class	1,000.00	1,000.00	1,086.20	1,020.23	5.47	5.30	1.03
Institutional 2 Class	1,000.00	1,000.00	1,086.80	1,021.00	4.68	4.53	0.88
Institutional 3 Class	1,000.00	1,000.00	1,087.50	1,021.20	4.47	4.33	0.84
Class R	1,000.00	1,000.00	1,083.80	1,017.68	8.12	7.87	1.53
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Small Cap Value Fund II | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 1.3%
Media 1.3%
Magnite, Inc.(a)	104,400	3,029,688
Nexstar Media Group, Inc., Class A	105,000	15,723,750
Total		18,753,438
Total Communication Services		18,753,438
Consumer Discretionary 9.5%
Auto Components 0.9%
Dana, Inc.	557,900	12,976,754
Hotels, Restaurants & Leisure 2.0%
F45 Training Holdings, Inc.(a)	927,343	12,574,771
International Game Technology PLC(a)	388,000	8,338,120
Red Rock Resorts, Inc., Class A(a)	157,800	7,386,618
Total		28,299,509
Household Durables 1.3%
Green Brick Partners, Inc.(a)	413,000	10,320,870
KB Home	184,400	7,934,732
Total		18,255,602
Internet & Direct Marketing Retail 0.7%
Revolve Group, Inc.(a)	83,600	4,803,656
ThredUp, Inc., Class A(a)	265,000	5,080,050
Total		9,883,706
Multiline Retail 1.0%
Macy’s, Inc.(a)	667,500	14,945,325
Specialty Retail 3.2%
Bed Bath & Beyond, Inc.(a)	285,600	7,865,424
Children’s Place, Inc. (The)(a)	123,400	10,716,056
Genesco, Inc.(a)	154,693	9,595,607
Petco Health & Wellness Co., Inc.(a)	823,300	17,725,649
Total		45,902,736
Textiles, Apparel & Luxury Goods 0.4%
Rocky Brands, Inc.	108,800	5,405,184
Total Consumer Discretionary		135,668,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.9%
Food & Staples Retailing 3.2%
BJ’s Wholesale Club Holdings, Inc.(a)	301,400	17,077,324
The Chefs’ Warehouse(a)	289,500	8,751,585
United Natural Foods, Inc.(a)	541,600	19,930,880
Total		45,759,789
Personal Products 0.7%
BellRing Brands, Inc., Class A(a)	270,100	9,121,277
Total Consumer Staples		54,881,066
Energy 5.7%
Energy Equipment & Services 0.7%
Helmerich & Payne, Inc.	378,100	10,178,452
Oil, Gas & Consumable Fuels 5.0%
Cimarex Energy Co.	255,900	16,433,898
Matador Resources Co.	410,300	11,796,125
Ovintiv, Inc.	775,400	21,137,404
PDC Energy, Inc.	345,800	14,437,150
Talos Energy, Inc.(a)	583,065	7,230,006
Total		71,034,583
Total Energy		81,213,035
Financials 28.6%
Banks 15.1%
Ameris Bancorp	323,328	15,920,671
Atlantic Union Bankshares Corp.	443,900	16,424,300
Bancorp, Inc. (The)(a)	716,800	17,676,288
Cathay General Bancorp	383,547	15,257,499
Community Bank System, Inc.	216,400	16,013,600
Hancock Whitney Corp.	351,400	16,150,344
Independent Bank Corp.	164,604	12,625,127
Independent Bank Group, Inc.	185,800	13,085,894
Pacific Premier Bancorp, Inc.	318,200	12,715,272
Popular, Inc.	217,800	16,539,732
Renasant Corp.	334,600	11,744,460
Sandy Spring Bancorp, Inc.	413,622	18,021,510
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund II | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Triumph Bancorp, Inc.(a)	168,400	13,845,848
UMB Financial Corp.	202,291	18,525,810
Total		214,546,355
Capital Markets 3.8%
Cowen, Inc.	302,600	10,905,704
Focus Financial Partners, Inc., Class A(a)	327,400	16,985,512
Houlihan Lokey, Inc.	164,400	14,828,880
Stifel Financial Corp.	159,450	11,017,995
Total		53,738,091
Consumer Finance 0.9%
SLM Corp.	674,500	12,646,875
Insurance 1.8%
AMERISAFE, Inc.	168,700	9,708,685
Argo Group International Holdings Ltd.	301,175	15,932,158
Total		25,640,843
Mortgage Real Estate Investment Trusts (REITS) 2.9%
Blackstone Mortgage Trust, Inc.	436,700	14,328,127
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	301,400	18,195,518
Starwood Property Trust, Inc.	365,700	9,435,060
Total		41,958,705
Thrifts & Mortgage Finance 4.1%
Axos Financial, Inc.(a)	422,500	20,482,800
MGIC Investment Corp.	919,200	14,036,184
Radian Group, Inc.	467,400	11,044,662
WSFS Financial Corp.	299,800	13,613,918
Total		59,177,564
Total Financials		407,708,433
Health Care 6.6%
Biotechnology 3.7%
Apellis Pharmaceuticals, Inc.(a)	93,000	6,124,050
Arcutis Biotherapeutics, Inc.(a)	163,800	3,467,646
Arena Pharmaceuticals, Inc.(a)	129,300	6,842,556
Invitae Corp.(a)	245,100	7,262,313
Iovance Biotherapeutics, Inc.(a)	239,900	5,774,393
Myriad Genetics, Inc.(a)	203,051	7,265,165
Olema Pharmaceuticals, Inc.(a)	192,404	5,756,727
Common Stocks (continued)
Issuer	Shares	Value ($)
Silverback Therapeutics, Inc.(a)	136,800	3,009,600
Turning Point Therapeutics, Inc.(a)	82,400	6,346,448
Total		51,848,898
Health Care Equipment & Supplies 1.7%
Integer Holdings Corp.(a)	66,500	6,569,535
Merit Medical Systems, Inc.(a)	248,500	17,834,845
Total		24,404,380
Health Care Providers & Services 1.2%
Community Health Systems, Inc.(a)	398,000	4,899,380
Tenet Healthcare Corp.(a)	168,800	12,719,080
Total		17,618,460
Total Health Care		93,871,738
Industrials 16.6%
Aerospace & Defense 1.5%
Moog, Inc., Class A	151,100	12,003,384
Triumph Group, Inc.(a)	510,300	9,420,138
Total		21,423,522
Airlines 0.9%
Skywest, Inc.(a)	286,700	13,374,555
Building Products 0.8%
Masonite International Corp.(a)	94,100	11,261,888
Construction & Engineering 2.7%
API Group Corp.(a)	616,700	14,301,273
EMCOR Group, Inc.	126,800	15,406,200
MasTec, Inc.(a)	98,200	8,979,408
Total		38,686,881
Electrical Equipment 0.7%
Bloom Energy Corp., Class A(a)	465,600	9,973,152
Machinery 1.9%
Altra Industrial Motion Corp.	231,300	13,544,928
Evoqua Water Technologies Corp.(a)	336,300	13,088,796
Total		26,633,724

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 3.9%
ICF International, Inc.	164,600	15,416,436
KBR, Inc.	408,900	15,922,566
Kforce, Inc.	276,756	16,168,085
Science Applications International Corp.	97,817	8,239,126
Total		55,746,213
Road & Rail 1.0%
ArcBest Corp.	203,600	13,586,228
Trading Companies & Distributors 3.2%
Beacon Roofing Supply, Inc.(a)	165,100	8,499,348
Herc Holdings Inc(a)	160,500	21,097,725
Triton International Ltd.	299,000	16,361,280
Total		45,958,353
Total Industrials		236,644,516
Information Technology 7.2%
IT Services 0.9%
ExlService Holdings, Inc.(a)	105,300	12,966,642
Semiconductors & Semiconductor Equipment 6.1%
Cohu, Inc.(a)	188,900	6,739,952
Diodes, Inc.(a)	188,900	18,291,187
Kulicke & Soffa Industries, Inc.	105,754	7,422,873
MagnaChip Semiconductor Corp.(a)	577,100	10,532,075
SMART Global Holdings, Inc.(a)	352,469	17,080,648
Synaptics, Inc.(a)	83,400	15,827,652
Ultra Clean Holdings, Inc.(a)	228,100	10,547,344
Total		86,441,731
Software 0.2%
Cerence, Inc.(a)	31,900	3,459,236
Total Information Technology		102,867,609
Materials 6.6%
Chemicals 2.8%
Avient Corp.	141,700	7,381,153
Kraton Performance Polymers, Inc.(a)	349,200	14,708,304
Livent Corp.(a)	367,700	9,144,699
Orion Engineered Carbons SA(a)	460,259	8,132,777
Total		39,366,933
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 1.1%
Summit Materials, Inc., Class A(a)	470,600	15,845,102
Metals & Mining 2.7%
Arconic Corp.(a)	346,500	11,950,785
Cleveland-Cliffs, Inc.(a)	501,700	11,774,899
Hecla Mining Co.	629,400	3,870,810
Materion Corp.	150,800	11,012,924
Total		38,609,418
Total Materials		93,821,453
Real Estate 6.7%
Equity Real Estate Investment Trusts (REITS) 6.7%
American Assets Trust, Inc.	409,900	16,322,218
Centerspace	175,900	17,797,562
First Industrial Realty Trust, Inc.	349,300	19,557,307
Hudson Pacific Properties, Inc.	213,600	5,634,768
PS Business Parks, Inc.	78,600	12,358,278
Sunstone Hotel Investors, Inc.(a)	536,400	6,216,876
Tanger Factory Outlet Centers, Inc.	1,034,300	17,293,496
Total		95,180,505
Total Real Estate		95,180,505
Utilities 5.0%
Electric Utilities 1.2%
Portland General Electric Co.	339,216	17,418,742
Gas Utilities 2.0%
New Jersey Resources Corp.	184,600	6,892,964
ONE Gas, Inc.	137,300	9,860,886
South Jersey Industries, Inc.	455,093	11,290,857
Total		28,044,707
Independent Power and Renewable Electricity Producers 1.8%
Clearway Energy, Inc., Class C	367,900	11,548,381
Sunnova Energy International, Inc.(a)	396,200	14,342,440
Total		25,890,821
Total Utilities		71,354,270
Total Common Stocks (Cost $903,753,682)		1,391,964,879

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund II | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(b),(c)	32,008,918	32,005,717
Total Money Market Funds (Cost $32,003,894)		32,005,717
Total Investments in Securities (Cost: $935,757,576)		1,423,970,596
Other Assets & Liabilities, Net		618,931
Net Assets		1,424,589,527
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	27,419,887	218,655,531	(214,069,701)	—	32,005,717	—	11,486	32,008,918
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2021	9

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	18,753,438	—	—	18,753,438
Consumer Discretionary	135,668,816	—	—	135,668,816
Consumer Staples	54,881,066	—	—	54,881,066
Energy	81,213,035	—	—	81,213,035
Financials	407,708,433	—	—	407,708,433
Health Care	93,871,738	—	—	93,871,738
Industrials	236,644,516	—	—	236,644,516
Information Technology	102,867,609	—	—	102,867,609
Materials	93,821,453	—	—	93,821,453
Real Estate	95,180,505	—	—	95,180,505
Utilities	71,354,270	—	—	71,354,270
Total Common Stocks	1,391,964,879	—	—	1,391,964,879
Money Market Funds	32,005,717	—	—	32,005,717
Total Investments in Securities	1,423,970,596	—	—	1,423,970,596
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund II | Semiannual Report 2021

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $903,753,682)	$1,391,964,879
Affiliated issuers (cost $32,003,894)	32,005,717
Receivable for:
Investments sold	4,107,779
Capital shares sold	1,483,055
Dividends	698,656
Expense reimbursement due from Investment Manager	1,774
Prepaid expenses	18,368
Total assets	1,430,280,228
Liabilities
Payable for:
Investments purchased	2,086,257
Capital shares purchased	3,185,944
Management services fees	32,119
Distribution and/or service fees	632
Transfer agent fees	173,869
Compensation of board members	183,961
Compensation of chief compliance officer	141
Other expenses	27,778
Total liabilities	5,690,701
Net assets applicable to outstanding capital stock	$1,424,589,527
Represented by
Paid in capital	781,736,875
Total distributable earnings (loss)	642,852,652
Total - representing net assets applicable to outstanding capital stock	$1,424,589,527
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2021	11

Statement of Assets and Liabilities  (continued)
August 31, 2021 (Unaudited)
Class A
Net assets	$81,294,454
Shares outstanding	4,140,147
Net asset value per share	$19.64
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.84
Advisor Class
Net assets	$97,312,914
Shares outstanding	4,725,498
Net asset value per share	$20.59
Class C
Net assets	$891,514
Shares outstanding	54,079
Net asset value per share	$16.49
Institutional Class
Net assets	$383,165,513
Shares outstanding	19,108,616
Net asset value per share	$20.05
Institutional 2 Class
Net assets	$212,044,200
Shares outstanding	10,256,730
Net asset value per share	$20.67
Institutional 3 Class
Net assets	$646,226,935
Shares outstanding	31,135,174
Net asset value per share	$20.76
Class R
Net assets	$3,653,997
Shares outstanding	190,624
Net asset value per share	$19.17
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund II | Semiannual Report 2021

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,880,370
Dividends — affiliated issuers	11,486
Interfund lending	38
Foreign taxes withheld	(17,884)
Total income	8,874,010
Expenses:
Management services fees	6,040,545
Distribution and/or service fees
Class A	100,912
Class C	4,312
Class R	9,999
Transfer agent fees
Class A	95,570
Advisor Class	164,942
Class C	1,024
Institutional Class	447,750
Institutional 2 Class	60,949
Institutional 3 Class	19,784
Class R	4,734
Compensation of board members	39,229
Custodian fees	6,951
Printing and postage fees	65,353
Registration fees	67,264
Audit fees	15,653
Legal fees	13,319
Compensation of chief compliance officer	133
Other	14,758
Total expenses	7,173,181
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(249,095)
Fees waived by transfer agent
Institutional 2 Class	(4,887)
Institutional 3 Class	(13,071)
Total net expenses	6,906,128
Net investment income	1,967,882
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	158,490,443
Net realized gain	158,490,443
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(43,342,783)
Net change in unrealized appreciation (depreciation)	(43,342,783)
Net realized and unrealized gain	115,147,660
Net increase in net assets resulting from operations	$117,115,542
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2021	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment income	$1,967,882	$6,011,880
Net realized gain	158,490,443	59,415,095
Net change in unrealized appreciation (depreciation)	(43,342,783)	411,887,744
Net increase in net assets resulting from operations	117,115,542	477,314,719
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,309,390)	(611,308)
Advisor Class	(6,178,238)	(797,326)
Class C	(41,840)	(1,335)
Institutional Class	(15,318,800)	(2,814,817)
Institutional 2 Class	(8,239,168)	(1,788,519)
Institutional 3 Class	(25,040,763)	(4,907,822)
Class R	(165,204)	(30,100)
Total distributions to shareholders	(58,293,403)	(10,951,227)
Increase (decrease) in net assets from capital stock activity	30,027,823	(180,292,967)
Total increase in net assets	88,849,962	286,070,525
Net assets at beginning of period	1,335,739,565	1,049,669,040
Net assets at end of period	$1,424,589,527	$1,335,739,565
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund II | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	959,181	19,058,412	1,542,111	20,637,627
Distributions reinvested	146,546	2,969,028	44,644	568,733
Redemptions	(657,709)	(13,047,834)	(5,603,739)	(71,864,547)
Net increase (decrease)	448,018	8,979,606	(4,016,984)	(50,658,187)
Advisor Class
Subscriptions	1,405,142	29,690,627	4,567,722	63,325,960
Distributions reinvested	268,616	5,705,409	48,602	728,394
Redemptions	(3,854,736)	(79,799,086)	(1,975,419)	(27,842,556)
Net increase (decrease)	(2,180,978)	(44,403,050)	2,640,905	36,211,798
Class C
Subscriptions	25,502	428,134	23,372	297,882
Distributions reinvested	2,439	41,564	128	1,281
Redemptions	(9,927)	(168,763)	(16,037)	(176,734)
Net increase	18,014	300,935	7,463	122,429
Institutional Class
Subscriptions	3,921,058	79,628,192	4,414,975	61,003,074
Distributions reinvested	683,221	14,129,008	192,427	2,638,133
Redemptions	(2,872,787)	(57,934,669)	(13,945,774)	(197,508,697)
Net increase (decrease)	1,731,492	35,822,531	(9,338,372)	(133,867,490)
Institutional 2 Class
Subscriptions	1,984,322	41,396,129	5,415,563	70,493,668
Distributions reinvested	386,309	8,236,098	121,929	1,786,594
Redemptions	(3,573,666)	(75,962,756)	(4,776,859)	(67,521,473)
Net increase (decrease)	(1,203,035)	(26,330,529)	760,633	4,758,789
Institutional 3 Class
Subscriptions	6,046,541	127,174,667	12,937,492	169,180,965
Distributions reinvested	1,046,336	22,391,592	304,761	4,492,929
Redemptions	(4,379,034)	(91,966,984)	(13,863,637)	(209,465,693)
Net increase (decrease)	2,713,843	57,599,275	(621,384)	(35,791,799)
Class R
Subscriptions	23,722	466,462	77,790	1,012,994
Distributions reinvested	8,348	165,204	2,426	30,099
Redemptions	(134,196)	(2,572,611)	(167,432)	(2,111,600)
Net decrease	(102,126)	(1,940,945)	(87,216)	(1,068,507)
Total net increase (decrease)	1,425,228	30,027,823	(10,654,955)	(180,292,967)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$18.85	(0.01)	1.64	1.63	—	(0.84)	(0.84)
Year Ended 2/28/2021	$12.89	0.03	6.04	6.07	(0.05)	(0.06)	(0.11)
Year Ended 2/29/2020	$15.11	0.06	(1.76)	(1.70)	(0.09)	(0.43)	(0.52)
Year Ended 2/28/2019	$17.11	0.03	(0.10)	(0.07)	(0.01)	(1.92)	(1.93)
Year Ended 2/28/2018	$18.01	0.01	0.75	0.76	(0.01)	(1.65)	(1.66)
Year Ended 2/28/2017	$14.07	0.01	4.85	4.86	(0.03)	(0.89)	(0.92)
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$19.71	0.02	1.70	1.72	—	(0.84)	(0.84)
Year Ended 2/28/2021	$13.46	0.06	6.33	6.39	(0.08)	(0.06)	(0.14)
Year Ended 2/29/2020	$15.75	0.10	(1.83)	(1.73)	(0.13)	(0.43)	(0.56)
Year Ended 2/28/2019	$17.75	0.07	(0.11)	(0.04)	(0.04)	(1.92)	(1.96)
Year Ended 2/28/2018	$18.61	0.05	0.79	0.84	(0.05)	(1.65)	(1.70)
Year Ended 2/28/2017	$14.52	0.05	5.00	5.05	(0.07)	(0.89)	(0.96)
Class C
Six Months Ended 8/31/2021 (Unaudited)	$16.01	(0.07)	1.39	1.32	—	(0.84)	(0.84)
Year Ended 2/28/2021	$11.00	(0.06)	5.13	5.07	—	(0.06)	(0.06)
Year Ended 2/29/2020	$12.96	(0.04)	(1.51)	(1.55)	—	(0.41)	(0.41)
Year Ended 2/28/2019	$15.06	(0.11)	(0.07)	(0.18)	—	(1.92)	(1.92)
Year Ended 2/28/2018	$16.13	(0.11)	0.68	0.57	—	(1.64)	(1.64)
Year Ended 2/28/2017	$12.75	(0.10)	4.37	4.27	(0.00)(e)	(0.89)	(0.89)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$19.21	0.02	1.66	1.68	—	(0.84)	(0.84)
Year Ended 2/28/2021	$13.12	0.07	6.16	6.23	(0.08)	(0.06)	(0.14)
Year Ended 2/29/2020	$15.37	0.10	(1.79)	(1.69)	(0.13)	(0.43)	(0.56)
Year Ended 2/28/2019	$17.37	0.07	(0.11)	(0.04)	(0.04)	(1.92)	(1.96)
Year Ended 2/28/2018	$18.25	0.05	0.77	0.82	(0.05)	(1.65)	(1.70)
Year Ended 2/28/2017	$14.25	0.05	4.91	4.96	(0.07)	(0.89)	(0.96)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$19.77	0.03	1.71	1.74	—	(0.84)	(0.84)
Year Ended 2/28/2021	$13.48	0.09	6.35	6.44	(0.09)	(0.06)	(0.15)
Year Ended 2/29/2020	$15.78	0.12	(1.84)	(1.72)	(0.15)	(0.43)	(0.58)
Year Ended 2/28/2019	$17.78	0.10	(0.11)	(0.01)	(0.07)	(1.92)	(1.99)
Year Ended 2/28/2018	$18.63	0.08	0.79	0.87	(0.07)	(1.65)	(1.72)
Year Ended 2/28/2017	$14.53	0.07	5.01	5.08	(0.09)	(0.89)	(0.98)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund II | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$19.64	8.52%	1.34%(c)	1.28%(c)	(0.08%)(c)	31%	$81,294
Year Ended 2/28/2021	$18.85	47.45%	1.37%	1.29%(d)	0.27%	55%	$69,591
Year Ended 2/29/2020	$12.89	(11.58%)	1.36%	1.28%(d)	0.40%	27%	$99,356
Year Ended 2/28/2019	$15.11	(0.15%)	1.35%	1.27%(d)	0.17%	38%	$144,155
Year Ended 2/28/2018	$17.11	4.45%	1.33%	1.29%(d)	0.04%	45%	$165,419
Year Ended 2/28/2017	$18.01	34.98%	1.30%	1.30%(d)	0.06%	58%	$201,649
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$20.59	8.61%	1.08%(c)	1.03%(c)	0.19%(c)	31%	$97,313
Year Ended 2/28/2021	$19.71	47.83%	1.12%	1.05%(d)	0.44%	55%	$136,110
Year Ended 2/29/2020	$13.46	(11.34%)	1.11%	1.03%(d)	0.64%	27%	$57,400
Year Ended 2/28/2019	$15.75	0.09%	1.10%	1.02%(d)	0.42%	38%	$85,978
Year Ended 2/28/2018	$17.75	4.73%	1.08%	1.04%(d)	0.30%	45%	$71,415
Year Ended 2/28/2017	$18.61	35.21%	1.05%	1.05%(d)	0.28%	58%	$69,709
Class C
Six Months Ended 8/31/2021 (Unaudited)	$16.49	8.09%	2.09%(c)	2.03%(c)	(0.84%)(c)	31%	$892
Year Ended 2/28/2021	$16.01	46.38%	2.12%	2.05%(d)	(0.55%)	55%	$577
Year Ended 2/29/2020	$11.00	(12.27%)	2.11%	2.03%(d)	(0.33%)	27%	$315
Year Ended 2/28/2019	$12.96	(0.93%)	2.09%	2.02%(d)	(0.71%)	38%	$611
Year Ended 2/28/2018	$15.06	3.72%	2.07%	2.04%(d)	(0.72%)	45%	$7,785
Year Ended 2/28/2017	$16.13	33.93%	2.04%	2.04%(d)	(0.70%)	58%	$11,926
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$20.05	8.62%	1.09%(c)	1.03%(c)	0.17%(c)	31%	$383,166
Year Ended 2/28/2021	$19.21	47.85%	1.12%	1.04%(d)	0.51%	55%	$333,786
Year Ended 2/29/2020	$13.12	(11.36%)	1.11%	1.03%(d)	0.66%	27%	$350,469
Year Ended 2/28/2019	$15.37	0.09%	1.10%	1.02%(d)	0.42%	38%	$545,568
Year Ended 2/28/2018	$17.37	4.71%	1.07%	1.04%(d)	0.28%	45%	$727,418
Year Ended 2/28/2017	$18.25	35.26%	1.05%	1.05%(d)	0.31%	58%	$1,098,979
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$20.67	8.68%	0.91%(c)	0.88%(c)	0.32%(c)	31%	$212,044
Year Ended 2/28/2021	$19.77	48.19%	0.94%	0.90%	0.62%	55%	$226,504
Year Ended 2/29/2020	$13.48	(11.26%)	0.92%	0.89%	0.79%	27%	$144,260
Year Ended 2/28/2019	$15.78	0.22%	0.91%	0.88%	0.60%	38%	$118,654
Year Ended 2/28/2018	$17.78	4.90%	0.90%	0.89%	0.44%	45%	$78,479
Year Ended 2/28/2017	$18.63	35.42%	0.90%	0.90%	0.39%	58%	$78,330
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$19.84	0.04	1.72	1.76	—	(0.84)	(0.84)
Year Ended 2/28/2021	$13.53	0.09	6.38	6.47	(0.10)	(0.06)	(0.16)
Year Ended 2/29/2020	$15.84	0.13	(1.85)	(1.72)	(0.16)	(0.43)	(0.59)
Year Ended 2/28/2019	$17.84	0.11	(0.12)	(0.01)	(0.07)	(1.92)	(1.99)
Year Ended 2/28/2018	$18.68	0.09	0.80	0.89	(0.08)	(1.65)	(1.73)
Year Ended 2/28/2017	$14.56	0.08	5.03	5.11	(0.10)	(0.89)	(0.99)
Class R
Six Months Ended 8/31/2021 (Unaudited)	$18.44	(0.03)	1.60	1.57	—	(0.84)	(0.84)
Year Ended 2/28/2021	$12.62	(0.00)(e)	5.91	5.91	(0.03)	(0.06)	(0.09)
Year Ended 2/29/2020	$14.80	0.02	(1.71)	(1.69)	(0.06)	(0.43)	(0.49)
Year Ended 2/28/2019	$16.84	(0.01)	(0.11)	(0.12)	—	(1.92)	(1.92)
Year Ended 2/28/2018	$17.77	(0.04)	0.75	0.71	—	(1.64)	(1.64)
Year Ended 2/28/2017	$13.91	(0.03)	4.79	4.76	(0.01)	(0.89)	(0.90)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund II | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$20.76	8.75%	0.86%(c)	0.84%(c)	0.37%(c)	31%	$646,227
Year Ended 2/28/2021	$19.84	48.20%	0.89%	0.85%	0.67%	55%	$563,772
Year Ended 2/29/2020	$13.53	(11.23%)	0.87%	0.84%	0.84%	27%	$393,074
Year Ended 2/28/2019	$15.84	0.27%	0.85%	0.83%	0.62%	38%	$487,282
Year Ended 2/28/2018	$17.84	4.98%	0.86%	0.84%	0.52%	45%	$478,580
Year Ended 2/28/2017	$18.68	35.55%	0.84%	0.84%	0.50%	58%	$203,778
Class R
Six Months Ended 8/31/2021 (Unaudited)	$19.17	8.38%	1.59%(c)	1.53%(c)	(0.32%)(c)	31%	$3,654
Year Ended 2/28/2021	$18.44	47.11%	1.62%	1.55%(d)	(0.00%)(e)	55%	$5,399
Year Ended 2/29/2020	$12.62	(11.79%)	1.61%	1.53%(d)	0.15%	27%	$4,796
Year Ended 2/28/2019	$14.80	(0.46%)	1.60%	1.52%(d)	(0.08%)	38%	$6,104
Year Ended 2/28/2018	$16.84	4.19%	1.58%	1.54%(d)	(0.21%)	45%	$8,302
Year Ended 2/28/2017	$17.77	34.67%	1.55%	1.55%(d)	(0.19%)	58%	$11,042
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2021	19

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
20	Columbia Small Cap Value Fund II | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Small Cap Value Fund II | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2021 was 0.82% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
22	Columbia Small Cap Value Fund II | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to July 1, 2021, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended August 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.24
Advisor Class	0.24
Class C	0.24
Institutional Class	0.24
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.24
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Small Cap Value Fund II | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	69,515
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2021 through June 30, 2022	Prior to July 1, 2021
Class A	1.27%	1.29%
Advisor Class	1.02	1.04
Class C	2.02	2.04
Institutional Class	1.02	1.04
Institutional 2 Class	0.88	0.89
Institutional 3 Class	0.83	0.84
Class R	1.52	1.54
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to July 1, 2021, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
24	Columbia Small Cap Value Fund II | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
935,758,000	504,089,000	(15,876,000)	488,213,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $438,718,019 and $479,740,495, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	400,000	0.69	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2021.
Columbia Small Cap Value Fund II | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2021.
Note 9. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused,
26	Columbia Small Cap Value Fund II | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At August 31, 2021, two unaffiliated shareholders of record owned 36.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Small Cap Value Fund II | Semiannual Report 2021	27

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
28	Columbia Small Cap Value Fund II | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Small Cap Value Fund II | Semiannual Report 2021	29

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
30	Columbia Small Cap Value Fund II | Semiannual Report 2021

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Small Cap Value Fund II | Semiannual Report 2021	31

Columbia Small Cap Value Fund II
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR230_02_L01_(10/21)

SemiAnnual Report
August 31, 2021
Columbia Overseas Value Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Overseas Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Overseas Value Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2008
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2013
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	02/28/13	8.24	28.36	8.85	6.89
	Including sales charges		2.01	20.97	7.58	6.25
Advisor Class*		07/01/15	8.41	28.60	9.10	7.20
Class C*	Excluding sales charges	02/28/13	7.89	27.44	8.04	6.09
	Including sales charges		6.89	26.44	8.04	6.09
Institutional Class		03/31/08	8.36	28.73	9.11	7.19
Institutional 2 Class*		07/01/15	8.43	28.76	9.22	7.27
Institutional 3 Class*		07/01/15	8.43	28.78	9.28	7.31
Class R*		03/01/16	8.11	27.93	8.57	6.67
MSCI EAFE Value Index (Net)			7.42	26.99	6.56	5.27
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Overseas Value Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	8.0
Consumer Discretionary	5.7
Consumer Staples	10.5
Energy	10.0
Financials	27.8
Health Care	8.1
Industrials	12.2
Information Technology	5.4
Materials	8.5
Real Estate	1.3
Utilities	2.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2021)
Australia	1.3
Austria	0.9
Canada	6.6
Cyprus	0.0(a)
Finland	2.2
France	12.8
Germany	7.4
Greece	0.4
Hong Kong	1.9
Ireland	0.5
Israel	2.2
Japan	20.7
Netherlands	7.1
Norway	1.2
Pakistan	0.2
Russian Federation	1.5
Singapore	2.2
South Korea	1.7
Spain	3.2
Sweden	0.2
Switzerland	1.1
Taiwan	1.9
United Kingdom	18.4
United States(b)	4.4
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Overseas Value Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,082.40	1,019.57	6.15	5.97	1.16
Advisor Class	1,000.00	1,000.00	1,084.10	1,020.84	4.83	4.69	0.91
Class C	1,000.00	1,000.00	1,078.90	1,015.75	10.12	9.81	1.91
Institutional Class	1,000.00	1,000.00	1,083.60	1,020.84	4.83	4.69	0.91
Institutional 2 Class	1,000.00	1,000.00	1,084.30	1,021.30	4.35	4.22	0.82
Institutional 3 Class	1,000.00	1,000.00	1,084.30	1,021.56	4.09	3.97	0.77
Class R	1,000.00	1,000.00	1,081.10	1,018.29	7.48	7.25	1.41
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Overseas Value Fund | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 1.3%
Ansell Ltd.	327,604	8,593,355
BHP Group Ltd., ADR	381,620	25,240,347
Total		33,833,702
Austria 0.9%
Andritz AG	417,819	24,041,073
Canada 6.6%
Alimentation Couche-Tard, Inc., Class B	1,439,148	58,152,233
Cameco Corp.	1,390,499	25,752,041
Teck Resources Ltd., Class B	1,275,023	28,751,769
Teekay Tankers Ltd., Class A(a)	1,154,879	13,223,365
West Fraser Timber Co., Ltd.	290,577	22,437,293
Yamana Gold, Inc.	6,938,923	30,739,429
Total		179,056,130
Cyprus 0.0%
Phoenix Vega Mezz PLC(a)	6,132,314	260,666
Finland 2.2%
UPM-Kymmene OYJ	1,424,090	58,015,384
France 12.8%
AtoS	531,236	27,619,713
AXA SA	2,523,069	70,881,855
BNP Paribas SA	1,211,393	76,741,600
DBV Technologies SA, ADR(a)	330,361	1,955,737
Eiffage SA	324,564	33,770,472
Sanofi	530,499	54,980,181
TotalEnergies SE	1,795,332	79,412,253
Total		345,361,811
Germany 6.6%
Aroundtown SA	2,082,934	15,960,842
Bayer AG, Registered Shares	286,752	15,952,264
Covestro AG	614,002	39,791,939
Duerr AG	733,396	36,129,238
E.ON SE	2,855,273	37,671,229
KION Group AG	303,447	32,470,837
Total		177,976,349
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 0.4%
Piraeus Financial Holdings SA(a)	6,364,870	10,738,649
Hong Kong 1.9%
WH Group Ltd.	57,632,500	49,988,481
Ireland 0.5%
Amarin Corp. PLC, ADR(a)	307,185	1,671,087
Flutter Entertainment PLC(a)	67,023	13,029,623
Total		14,700,710
Israel 2.2%
Bank Hapoalim BM	4,736,732	40,748,376
Bezeq Israeli Telecommunication Corp., Ltd.(a)	14,794,977	17,578,912
Total		58,327,288
Japan 20.6%
Dai-ichi Life Holdings, Inc.	1,301,200	25,747,208
Daiwabo Holdings Co., Ltd.	2,048,100	38,913,923
Fujitsu Ltd.	120,900	22,256,119
Invincible Investment Corp.	27,393	10,631,000
ITOCHU Corp.	1,924,400	57,888,146
Kinden Corp.	1,212,200	20,523,862
Koito Manufacturing Co., Ltd.	406,100	24,841,182
Matsumotokiyoshi Holdings Co., Ltd.	1,041,100	48,150,892
Nippon Telegraph & Telephone Corp.	1,114,400	29,690,729
ORIX Corp.	3,357,700	62,646,240
Shionogi & Co., Ltd.	389,400	24,466,289
Ship Healthcare Holdings, Inc.	1,237,600	31,442,186
SoftBank Group Corp.	214,200	12,070,978
Sony Group Corp.	171,900	17,773,666
Starts Corp., Inc.	298,500	7,757,087
Sumitomo Mitsui Financial Group, Inc.	1,148,900	39,655,114
Takeda Pharmaceutical Co., Ltd.	897,600	29,877,078
Takuma Co., Ltd.	853,145	12,856,300
Toyota Motor Corp.	464,800	40,480,987
Total		557,668,986
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Overseas Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 7.1%
ABN AMRO Bank NV(a)	2,203,076	30,692,656
ASR Nederland NV	1,257,850	57,477,212
ING Groep NV	5,177,476	71,420,071
Signify NV	581,059	32,552,494
Total		192,142,433
Norway 1.2%
Leroy Seafood Group ASA	3,659,895	32,294,980
Pakistan 0.2%
DG Khan Cement Co., Ltd.(a)	6,681,222	4,295,100
Russian Federation 1.5%
Sberbank of Russia PJSC, ADR	2,329,581	41,603,756
Singapore 2.2%
BW LPG Ltd.	2,315,269	12,327,709
Venture Corp., Ltd.	3,294,700	46,828,605
Total		59,156,314
South Korea 1.7%
GS Retail Co., Ltd.	707,024	20,877,172
Hyundai Home Shopping Network Corp.	126,604	8,036,766
Youngone Corp.	472,577	16,937,681
Total		45,851,619
Spain 3.2%
ACS Actividades de Construccion y Servicios SA	623,758	16,839,092
Banco Santander SA	9,953,219	36,700,038
Endesa SA	1,198,585	28,816,601
Tecnicas Reunidas SA(a)	500,411	4,814,566
Total		87,170,297
Sweden 0.2%
Granges AB	496,983	6,185,327
Switzerland 1.1%
Novartis AG, Registered Shares	331,034	30,617,628
Taiwan 1.8%
Fubon Financial Holding Co., Ltd.	16,243,000	49,752,941
United Kingdom 18.4%
Barclays Bank PLC	8,784,028	22,271,128
BP PLC	7,625,740	31,023,762
British American Tobacco PLC	1,838,157	68,955,475
Common Stocks (continued)
Issuer	Shares	Value ($)
BT Group PLC(a)	9,726,863	22,737,579
Crest Nicholson Holdings PLC(a)	1,569,159	9,056,590
DCC PLC	505,177	42,942,164
John Wood Group PLC(a)	2,173,462	7,467,679
Just Group PLC(a)	25,645,337	32,910,981
Liberty Global PLC, Class C(a)	1,653,898	47,929,964
Micro Focus International PLC	1,225,473	7,494,856
Royal Dutch Shell PLC, Class B	3,458,737	68,059,704
Royal Mail PLC	1,856,829	12,646,405
TP Icap Group PLC	14,456,048	40,395,729
Vodafone Group PLC	33,571,119	56,385,103
WPP PLC	1,912,093	25,925,794
Total		496,202,913
United States 2.8%
Aerie Pharmaceuticals, Inc.(a)	255,958	3,816,334
Burford Capital Ltd.	2,249,527	26,971,829
Diversified Energy Co. PLC	15,807,754	24,282,171
Insmed, Inc.(a)	199,590	5,596,503
Livent Corp.(a),(b)	423,340	10,528,466
Quotient Ltd.(a)	897,430	2,755,110
Sage Therapeutics, Inc.(a)	59,678	2,757,720
Total		76,708,133
Total Common Stocks (Cost $2,455,053,866)		2,631,950,670

Exchange-Traded Equity Funds 0.8%
	Shares	Value ($)
United States 0.8%
iShares MSCI EAFE Value ETF	428,706	22,275,564
Total Exchange-Traded Equity Funds (Cost $21,160,664)		22,275,564

Preferred Stocks 0.7%
Issuer	Shares	Value ($)
Germany 0.7%
Volkswagen AG	84,901	20,194,086
Total Preferred Stocks (Cost $19,083,664)		20,194,086

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Options Purchased Calls 0.0%
Value ($)
(Cost $806,008)	340,538

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(c),(d)	19,383,508	19,381,570
Total Money Market Funds (Cost $19,381,570)		19,381,570
Total Investments in Securities (Cost $2,515,485,772)		2,694,142,428
Other Assets & Liabilities, Net		9,517,485
Net Assets		$2,703,659,913
At August 31, 2021, securities and/or cash totaling $5,262,492 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
100,070,000 CAD	79,999,942 USD	Goldman Sachs International	09/29/2021	686,569	—
9,058,000 EUR	10,614,001 USD	Goldman Sachs International	09/29/2021	—	(87,347)
36,590,000 GBP	50,608,458 USD	Goldman Sachs International	09/29/2021	298,745	—
102,835,000 ILS	31,937,823 USD	Goldman Sachs International	09/29/2021	—	(124,471)
2,915,043,000 JPY	26,556,522 USD	Goldman Sachs International	09/29/2021	53,172	—
46,266,461,000 KRW	39,734,164 USD	Goldman Sachs International	09/29/2021	—	(175,840)
1,111,030,000 TWD	39,980,928 USD	Goldman Sachs International	09/29/2021	—	(290,142)
106,297,089 USD	144,511,000 AUD	Goldman Sachs International	09/29/2021	—	(561,859)
26,625,445 USD	24,524,000 CHF	Goldman Sachs International	09/29/2021	174,282	—
58,633,746 USD	49,877,000 EUR	Goldman Sachs International	09/29/2021	292,189	—
26,685,561 USD	231,632,000 SEK	Goldman Sachs International	09/29/2021	162,103	—
Total				1,667,060	(1,239,659)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	4,988,496	3,027	20.00	09/15/2021	806,008	340,538

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Livent Corp.	Morgan Stanley	USD	(5,262,492)	(2,116)	30.00	9/17/2021	(128,053)	(31,740)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Overseas Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	12,842,919	525,072,637	(518,533,986)	—	19,381,570	—	6,219	19,383,508
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	25,240,347	8,593,355	—	33,833,702
Austria	—	24,041,073	—	24,041,073
Canada	179,056,130	—	—	179,056,130
Cyprus	—	260,666	—	260,666
Finland	—	58,015,384	—	58,015,384
France	1,955,737	343,406,074	—	345,361,811
Germany	—	177,976,349	—	177,976,349
Greece	—	10,738,649	—	10,738,649
Hong Kong	—	49,988,481	—	49,988,481
Ireland	1,671,087	13,029,623	—	14,700,710
Israel	—	58,327,288	—	58,327,288
Japan	—	557,668,986	—	557,668,986
Netherlands	—	192,142,433	—	192,142,433
Norway	—	32,294,980	—	32,294,980
Pakistan	—	4,295,100	—	4,295,100
Russian Federation	—	41,603,756	—	41,603,756
Singapore	—	59,156,314	—	59,156,314
South Korea	—	45,851,619	—	45,851,619
Spain	—	87,170,297	—	87,170,297
Sweden	—	6,185,327	—	6,185,327
Switzerland	—	30,617,628	—	30,617,628
Taiwan	—	49,752,941	—	49,752,941
United Kingdom	47,929,964	448,272,949	—	496,202,913
United States	52,425,962	24,282,171	—	76,708,133
Total Common Stocks	308,279,227	2,323,671,443	—	2,631,950,670
Exchange-Traded Equity Funds	22,275,564	—	—	22,275,564
Preferred Stocks
Germany	—	20,194,086	—	20,194,086
Total Preferred Stocks	—	20,194,086	—	20,194,086
Options Purchased Calls	340,538	—	—	340,538
Money Market Funds	19,381,570	—	—	19,381,570
Total Investments in Securities	350,276,899	2,343,865,529	—	2,694,142,428
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,667,060	—	1,667,060
Liability
Forward Foreign Currency Exchange Contracts	—	(1,239,659)	—	(1,239,659)
Options Contracts Written	(31,740)	—	—	(31,740)
Total	350,245,159	2,344,292,930	—	2,694,538,089
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Overseas Value Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2021	11

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,495,298,194)	$2,674,420,320
Affiliated issuers (cost $19,381,570)	19,381,570
Options purchased (cost $806,008)	340,538
Unrealized appreciation on forward foreign currency exchange contracts	1,667,060
Receivable for:
Investments sold	1,351,703
Capital shares sold	3,225,745
Dividends	3,511,615
Foreign tax reclaims	3,901,755
Expense reimbursement due from Investment Manager	3,622
Prepaid expenses	22,732
Other assets	21,548
Total assets	2,707,848,208
Liabilities
Option contracts written, at value (premiums received $128,053)	31,740
Unrealized depreciation on forward foreign currency exchange contracts	1,239,659
Payable for:
Investments purchased	3,777
Capital shares purchased	2,257,940
Management services fees	57,250
Distribution and/or service fees	3,079
Transfer agent fees	228,201
Compensation of board members	268,411
Compensation of chief compliance officer	228
Other expenses	98,010
Total liabilities	4,188,295
Net assets applicable to outstanding capital stock	$2,703,659,913
Represented by
Paid in capital	2,776,933,334
Total distributable earnings (loss)	(73,273,421)
Total - representing net assets applicable to outstanding capital stock	$2,703,659,913
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Overseas Value Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
August 31, 2021 (Unaudited)
Class A
Net assets	$339,755,044
Shares outstanding	31,525,547
Net asset value per share	$10.78
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.44
Advisor Class
Net assets	$349,726,453
Shares outstanding	32,498,271
Net asset value per share	$10.76
Class C
Net assets	$20,557,426
Shares outstanding	1,926,768
Net asset value per share	$10.67
Institutional Class
Net assets	$513,410,130
Shares outstanding	47,502,313
Net asset value per share	$10.81
Institutional 2 Class
Net assets	$732,922,931
Shares outstanding	68,193,048
Net asset value per share	$10.75
Institutional 3 Class
Net assets	$732,982,943
Shares outstanding	68,100,871
Net asset value per share	$10.76
Class R
Net assets	$14,304,986
Shares outstanding	1,363,226
Net asset value per share	$10.49
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2021	13

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$56,378,255
Dividends — affiliated issuers	6,219
Foreign taxes withheld	(5,934,373)
Total income	50,450,101
Expenses:
Management services fees	9,846,434
Distribution and/or service fees
Class A	431,178
Class C	109,535
Class R	31,306
Transfer agent fees
Class A	250,956
Advisor Class	243,186
Class C	15,959
Institutional Class	350,751
Institutional 2 Class	196,161
Institutional 3 Class	21,427
Class R	9,111
Compensation of board members	55,306
Custodian fees	190,563
Printing and postage fees	92,965
Registration fees	72,307
Audit fees	20,390
Legal fees	17,813
Interest on collateral	137
Compensation of chief compliance officer	215
Other	104,157
Total expenses	12,059,857
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(813,543)
Total net expenses	11,246,314
Net investment income	39,203,787
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	43,308,717
Foreign currency translations	(182,635)
Forward foreign currency exchange contracts	(5,885,546)
Options purchased	(419,082)
Options contracts written	1,027,244
Net realized gain	37,848,698
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	102,254,523
Foreign currency translations	(39,478)
Forward foreign currency exchange contracts	(125,701)
Options purchased	(465,470)
Options contracts written	(15,231)
Net change in unrealized appreciation (depreciation)	101,608,643
Net realized and unrealized gain	139,457,341
Net increase in net assets resulting from operations	$178,661,128
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Overseas Value Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment income	$39,203,787	$29,247,431
Net realized gain (loss)	37,848,698	(38,581,286)
Net change in unrealized appreciation (depreciation)	101,608,643	273,234,581
Net increase in net assets resulting from operations	178,661,128	263,900,726
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,084,221)	(4,679,448)
Advisor Class	(1,216,464)	(4,113,864)
Class C	(43,380)	(221,278)
Institutional Class	(1,735,713)	(6,665,431)
Institutional 2 Class	(2,577,080)	(8,976,802)
Institutional 3 Class	(2,467,720)	(4,989,626)
Class R	(42,242)	(105,374)
Total distributions to shareholders	(9,166,820)	(29,751,823)
Increase in net assets from capital stock activity	533,743,219	14,195,808
Total increase in net assets	703,237,527	248,344,711
Net assets at beginning of period	2,000,422,386	1,752,077,675
Net assets at end of period	$2,703,659,913	$2,000,422,386
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2021	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,274,104	24,353,448	5,649,789	46,683,648
Distributions reinvested	95,036	1,046,347	500,549	4,511,486
Redemptions	(2,950,042)	(31,356,705)	(10,174,739)	(84,461,850)
Net decrease	(580,902)	(5,956,910)	(4,024,401)	(33,266,716)
Advisor Class
Subscriptions	6,799,213	72,926,614	19,057,164	156,298,198
Distributions reinvested	110,396	1,213,255	451,710	4,100,981
Redemptions	(3,338,517)	(35,468,769)	(15,215,267)	(122,206,468)
Net increase	3,571,092	38,671,100	4,293,607	38,192,711
Class C
Subscriptions	105,015	1,108,132	430,551	3,615,079
Distributions reinvested	3,966	43,307	25,186	215,435
Redemptions	(445,407)	(4,703,884)	(1,557,708)	(12,960,986)
Net decrease	(336,426)	(3,552,445)	(1,101,971)	(9,130,472)
Institutional Class
Subscriptions	11,897,417	127,354,098	19,275,980	159,111,887
Distributions reinvested	152,040	1,678,517	700,908	6,375,932
Redemptions	(4,811,694)	(51,288,005)	(31,446,557)	(243,935,033)
Net increase (decrease)	7,237,763	77,744,610	(11,469,669)	(78,447,214)
Institutional 2 Class
Subscriptions	18,133,501	188,889,286	19,386,268	162,369,386
Distributions reinvested	234,603	2,575,936	984,166	8,975,679
Redemptions	(5,185,459)	(55,040,010)	(23,270,768)	(178,520,751)
Net increase (decrease)	13,182,645	136,425,212	(2,900,334)	(7,175,686)
Institutional 3 Class
Subscriptions	32,033,410	340,206,183	32,159,038	286,411,490
Distributions reinvested	150,915	1,658,559	549,666	4,980,697
Redemptions	(5,308,267)	(56,588,359)	(22,044,289)	(187,438,300)
Net increase	26,876,058	285,276,383	10,664,415	103,953,887
Class R
Subscriptions	726,810	7,729,192	427,100	3,325,459
Distributions reinvested	3,903	41,883	11,815	103,286
Redemptions	(253,421)	(2,635,806)	(417,258)	(3,359,447)
Net increase	477,292	5,135,269	21,657	69,298
Total net increase (decrease)	50,427,522	533,743,219	(4,516,696)	14,195,808
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Overseas Value Fund | Semiannual Report 2021

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Columbia Overseas Value Fund | Semiannual Report 2021	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$9.99	0.16	0.66	0.82	(0.03)	—	(0.03)
Year Ended 2/28/2021	$8.55	0.14	1.44	1.58	(0.10)	(0.04)	(0.14)
Year Ended 2/29/2020	$9.24	0.22	(0.56)	(0.34)	(0.33)	(0.02)	(0.35)
Year Ended 2/28/2019	$10.37	0.27	(1.10)	(0.83)	(0.13)	(0.17)	(0.30)
Year Ended 2/28/2018	$8.52	0.14	2.04	2.18	(0.15)	(0.18)	(0.33)
Year Ended 2/28/2017	$7.46	0.17	1.04	1.21	(0.15)	—	(0.15)
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$9.96	0.17	0.67	0.84	(0.04)	—	(0.04)
Year Ended 2/28/2021	$8.53	0.16	1.43	1.59	(0.12)	(0.04)	(0.16)
Year Ended 2/29/2020	$9.21	0.22	(0.52)	(0.30)	(0.36)	(0.02)	(0.38)
Year Ended 2/28/2019	$10.35	0.28	(1.10)	(0.82)	(0.15)	(0.17)	(0.32)
Year Ended 2/28/2018	$8.49	0.15	2.06	2.21	(0.17)	(0.18)	(0.35)
Year Ended 2/28/2017	$7.43	0.12	1.10	1.22	(0.16)	—	(0.16)
Class C
Six Months Ended 8/31/2021 (Unaudited)	$9.91	0.12	0.66	0.78	(0.02)	—	(0.02)
Year Ended 2/28/2021	$8.50	0.08	1.41	1.49	(0.04)	(0.04)	(0.08)
Year Ended 2/29/2020	$9.20	0.16	(0.57)	(0.41)	(0.27)	(0.02)	(0.29)
Year Ended 2/28/2019	$10.31	0.20	(1.09)	(0.89)	(0.05)	(0.17)	(0.22)
Year Ended 2/28/2018	$8.48	0.06	2.04	2.10	(0.09)	(0.18)	(0.27)
Year Ended 2/28/2017	$7.44	0.06	1.08	1.14	(0.10)	—	(0.10)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$10.01	0.17	0.67	0.84	(0.04)	—	(0.04)
Year Ended 2/28/2021	$8.57	0.16	1.44	1.60	(0.12)	(0.04)	(0.16)
Year Ended 2/29/2020	$9.25	0.24	(0.54)	(0.30)	(0.36)	(0.02)	(0.38)
Year Ended 2/28/2019	$10.38	0.29	(1.10)	(0.81)	(0.15)	(0.17)	(0.32)
Year Ended 2/28/2018	$8.53	0.15	2.05	2.20	(0.17)	(0.18)	(0.35)
Year Ended 2/28/2017	$7.46	0.12	1.11	1.23	(0.16)	—	(0.16)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$9.95	0.17	0.67	0.84	(0.04)	—	(0.04)
Year Ended 2/28/2021	$8.52	0.16	1.44	1.60	(0.13)	(0.04)	(0.17)
Year Ended 2/29/2020	$9.20	0.25	(0.54)	(0.29)	(0.37)	(0.02)	(0.39)
Year Ended 2/28/2019	$10.33	0.30	(1.10)	(0.80)	(0.16)	(0.17)	(0.33)
Year Ended 2/28/2018	$8.48	0.18	2.03	2.21	(0.18)	(0.18)	(0.36)
Year Ended 2/28/2017	$7.42	0.15	1.09	1.24	(0.18)	—	(0.18)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Overseas Value Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$10.78	8.24%	1.22%(c),(d)	1.16%(c),(d)	2.90%(c)	27%	$339,755
Year Ended 2/28/2021	$9.99	18.68%	1.28%(d),(e)	1.18%(d),(e),(f)	1.65%	54%	$320,615
Year Ended 2/29/2020	$8.55	(4.10%)	1.24%(d)	1.22%(d),(f)	2.35%	35%	$309,065
Year Ended 2/28/2019	$9.24	(7.96%)	1.29%(d),(e)	1.25%(d),(e),(f)	2.80%	58%	$341,198
Year Ended 2/28/2018	$10.37	25.72%	1.36%(g)	1.36%(f),(g)	1.41%	47%	$363,817
Year Ended 2/28/2017	$8.52	16.25%	1.45%(h)	1.45%(h)	2.13%	89%	$243,879
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$10.76	8.41%	0.97%(c),(d)	0.91%(c),(d)	3.08%(c)	27%	$349,726
Year Ended 2/28/2021	$9.96	18.86%	1.03%(d),(e)	0.93%(d),(e),(f)	1.85%	54%	$288,182
Year Ended 2/29/2020	$8.53	(3.78%)	0.99%(d)	0.97%(d),(f)	2.41%	35%	$210,152
Year Ended 2/28/2019	$9.21	(7.80%)	1.04%(d),(e)	0.99%(d),(e),(f)	2.96%	58%	$161,150
Year Ended 2/28/2018	$10.35	26.18%	1.11%(g)	1.10%(f),(g)	1.47%	47%	$78,634
Year Ended 2/28/2017	$8.49	16.55%	1.20%(h)	1.20%(h)	1.48%	89%	$23,666
Class C
Six Months Ended 8/31/2021 (Unaudited)	$10.67	7.89%	1.97%(c),(d)	1.91%(c),(d)	2.16%(c)	27%	$20,557
Year Ended 2/28/2021	$9.91	17.66%	2.03%(d),(e)	1.93%(d),(e),(f)	0.98%	54%	$22,436
Year Ended 2/29/2020	$8.50	(4.81%)	1.99%(d)	1.97%(d),(f)	1.73%	35%	$28,608
Year Ended 2/28/2019	$9.20	(8.60%)	2.04%(d),(e)	2.00%(d),(e),(f)	2.09%	58%	$42,165
Year Ended 2/28/2018	$10.31	24.87%	2.11%(g)	2.10%(f),(g)	0.61%	47%	$44,594
Year Ended 2/28/2017	$8.48	15.32%	2.20%(h)	2.20%(h)	0.80%	89%	$20,829
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$10.81	8.36%	0.97%(c),(d)	0.91%(c),(d)	3.10%(c)	27%	$513,410
Year Ended 2/28/2021	$10.01	18.89%	1.03%(d),(e)	0.93%(d),(e),(f)	1.93%	54%	$402,868
Year Ended 2/29/2020	$8.57	(3.76%)	0.99%(d)	0.97%(d),(f)	2.54%	35%	$443,217
Year Ended 2/28/2019	$9.25	(7.69%)	1.04%(d),(e)	1.00%(d),(e),(f)	3.05%	58%	$432,061
Year Ended 2/28/2018	$10.38	25.94%	1.11%(g)	1.10%(f),(g)	1.46%	47%	$309,845
Year Ended 2/28/2017	$8.53	16.63%	1.20%(h)	1.20%(h)	1.52%	89%	$57,964
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$10.75	8.43%	0.88%(c),(d)	0.82%(c),(d)	3.22%(c)	27%	$732,923
Year Ended 2/28/2021	$9.95	18.99%	0.93%(d),(e)	0.84%(d),(e)	1.92%	54%	$547,159
Year Ended 2/29/2020	$8.52	(3.68%)	0.90%(d)	0.86%(d)	2.70%	35%	$493,226
Year Ended 2/28/2019	$9.20	(7.61%)	0.96%(d),(e)	0.88%(d),(e)	3.39%	58%	$533,584
Year Ended 2/28/2018	$10.33	26.23%	0.99%(g)	0.98%(g)	1.82%	47%	$68,822
Year Ended 2/28/2017	$8.48	16.79%	0.98%(h)	0.98%(h)	1.82%	89%	$29,936
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2021	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$9.96	0.17	0.67	0.84	(0.04)	—	(0.04)
Year Ended 2/28/2021	$8.53	0.16	1.44	1.60	(0.13)	(0.04)	(0.17)
Year Ended 2/29/2020	$9.21	0.25	(0.54)	(0.29)	(0.37)	(0.02)	(0.39)
Year Ended 2/28/2019	$10.35	0.30	(1.10)	(0.80)	(0.17)	(0.17)	(0.34)
Year Ended 2/28/2018	$8.49	0.21	2.02	2.23	(0.19)	(0.18)	(0.37)
Year Ended 2/28/2017	$7.42	0.07	1.18	1.25	(0.18)	—	(0.18)
Class R
Six Months Ended 8/31/2021 (Unaudited)	$9.73	0.14	0.65	0.79	(0.03)	—	(0.03)
Year Ended 2/28/2021	$8.34	0.11	1.40	1.51	(0.08)	(0.04)	(0.12)
Year Ended 2/29/2020	$9.02	0.18	(0.53)	(0.35)	(0.31)	(0.02)	(0.33)
Year Ended 2/28/2019	$10.13	0.23	(1.07)	(0.84)	(0.10)	(0.17)	(0.27)
Year Ended 2/28/2018	$8.33	0.08	2.03	2.11	(0.13)	(0.18)	(0.31)
Year Ended 2/28/2017(i)	$7.46	0.06	0.94	1.00	(0.13)	—	(0.13)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
02/28/2017	0.01%	0.02%	0.02%	0.02%	0.02%	0.03%	0.02%

(i)	Class R shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Overseas Value Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$10.76	8.43%	0.83%(c),(d)	0.77%(c),(d)	3.16%(c)	27%	$732,983
Year Ended 2/28/2021	$9.96	19.00%	0.88%(d),(e)	0.79%(d),(e)	1.93%	54%	$410,541
Year Ended 2/29/2020	$8.53	(3.65%)	0.85%(d)	0.83%(d)	2.67%	35%	$260,599
Year Ended 2/28/2019	$9.21	(7.64%)	0.89%(d),(e)	0.85%(d),(e)	3.11%	58%	$248,248
Year Ended 2/28/2018	$10.35	26.37%	0.94%(g)	0.93%(g)	2.08%	47%	$340,651
Year Ended 2/28/2017	$8.49	16.95%	0.95%(h)	0.95%(h)	0.85%	89%	$13,916
Class R
Six Months Ended 8/31/2021 (Unaudited)	$10.49	8.11%	1.47%(c),(d)	1.41%(c),(d)	2.60%(c)	27%	$14,305
Year Ended 2/28/2021	$9.73	18.29%	1.53%(d),(e)	1.43%(d),(e),(f)	1.36%	54%	$8,621
Year Ended 2/29/2020	$8.34	(4.30%)	1.49%(d)	1.47%(d),(f)	2.00%	35%	$7,209
Year Ended 2/28/2019	$9.02	(8.20%)	1.55%(d),(e)	1.49%(d),(e),(f)	2.47%	58%	$5,864
Year Ended 2/28/2018	$10.13	25.46%	1.61%(g)	1.59%(f),(g)	0.80%	47%	$3,099
Year Ended 2/28/2017(i)	$8.33	13.47%	1.70%(c),(h)	1.70%(c),(h)	0.72%(c)	89%	$972
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2021	21

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
22	Columbia Overseas Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty
Columbia Overseas Value Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
(CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
24	Columbia Overseas Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Overseas Value Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	340,538
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,667,060
Total		2,007,598

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Options contracts written, at value	31,740
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,239,659
Total		1,271,399
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	1,027,244	(419,082)	608,162
Foreign exchange risk	(5,885,546)	—	—	(5,885,546)
Total	(5,885,546)	1,027,244	(419,082)	(5,277,384)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(15,231)	(465,470)	(480,701)
Foreign exchange risk	(125,701)	—	—	(125,701)
Total	(125,701)	(15,231)	(465,470)	(606,402)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2021:
Derivative instrument	Average value ($)*
Options contracts — purchased	170,269
Options contracts — written	(41,066)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	932,895	(1,960,799)

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2021.
26	Columbia Overseas Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2021:
	Goldman Sachs International ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	1,667,060	-	1,667,060
Options purchased calls	-	340,538	340,538
Total assets	1,667,060	340,538	2,007,598
Liabilities
Forward foreign currency exchange contracts	1,239,659	-	1,239,659
Options contracts written	-	31,740	31,740
Total liabilities	1,239,659	31,740	1,271,399
Total financial and derivative net assets	427,401	308,798	736,199
Total collateral received (pledged) (a)	100,000	-	100,000
Net amount (b)	327,401	308,798	636,199

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Overseas Value Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2021 was 0.78% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
28	Columbia Overseas Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Overseas Value Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	100,154
Class C	—	1.00(b)	559

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2022
Class A	1.16%
Advisor Class	0.91
Class C	1.91
Institutional Class	0.91
Institutional 2 Class	0.82
Institutional 3 Class	0.77
Class R	1.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
30	Columbia Overseas Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,515,358,000	349,421,000	(170,241,000)	179,180,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(31,715,473)	(278,330,148)	(310,045,621)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,192,099,590 and $651,228,523, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2021.
Columbia Overseas Value Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2021.
Note 9. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments
32	Columbia Overseas Value Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities
Columbia Overseas Value Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At August 31, 2021, three unaffiliated shareholders of record owned 42.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 11.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
34	Columbia Overseas Value Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Overseas Value Fund | Semiannual Report 2021	35

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
36	Columbia Overseas Value Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Overseas Value Fund | Semiannual Report 2021	37

Approval of Management Agreement  (continued)

these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
38	Columbia Overseas Value Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Overseas Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR208_02_L01_(10/21)

SemiAnnual Report
August 31, 2021
Columbia Large Cap Enhanced Core Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Large Cap Enhanced Core Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Enhanced Core Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500 Index.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since June 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/96	21.28	31.74	17.09	15.75
Advisor Class*	07/01/15	21.46	32.09	17.38	15.93
Institutional Class	07/31/96	21.43	32.07	17.38	16.05
Institutional 2 Class*	06/25/14	21.56	32.28	17.50	16.05
Institutional 3 Class	07/15/09	21.61	32.37	17.56	16.21
Class R	01/23/06	21.15	31.44	16.79	15.47
S&P 500 Index		19.52	31.17	18.02	16.34
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2021)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2021)
Communication Services	11.9
Consumer Discretionary	11.6
Consumer Staples	5.9
Energy	2.1
Financials	10.9
Health Care	13.4
Industrials	8.5
Information Technology	28.4
Materials	2.5
Real Estate	2.6
Utilities	2.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2021 — August 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,212.80	1,021.20	4.74	4.33	0.84
Advisor Class	1,000.00	1,000.00	1,214.60	1,022.47	3.33	3.04	0.59
Institutional Class	1,000.00	1,000.00	1,214.30	1,022.47	3.33	3.04	0.59
Institutional 2 Class	1,000.00	1,000.00	1,215.60	1,023.19	2.54	2.32	0.45
Institutional 3 Class	1,000.00	1,000.00	1,216.10	1,023.44	2.26	2.06	0.40
Class R	1,000.00	1,000.00	1,211.50	1,019.92	6.14	5.61	1.09
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	5

Portfolio of Investments
August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 11.8%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	56,800	3,124,000
Entertainment 1.0%
Activision Blizzard, Inc.	38,100	3,138,297
Netflix, Inc.(a)	1,100	626,109
Walt Disney Co. (The)(a)	6,300	1,142,190
Total		4,906,596
Interactive Media & Services 8.2%
Alphabet, Inc., Class A(a)	8,350	24,164,482
Facebook, Inc., Class A(a)	37,550	14,245,719
Total		38,410,201
Media 1.9%
Comcast Corp., Class A	18,700	1,134,716
Interpublic Group of Companies, Inc. (The)	90,900	3,384,207
News Corp., Class A	53,300	1,197,651
Omnicom Group, Inc.	42,900	3,141,138
Total		8,857,712
Total Communication Services		55,298,509
Consumer Discretionary 11.6%
Automobiles 0.7%
Tesla Motors, Inc.(a)	4,725	3,476,277
Distributors 0.5%
Genuine Parts Co.	20,200	2,468,238
Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc.	21,200	3,193,780
Starbucks Corp.	38,800	4,558,612
Total		7,752,392
Household Durables 1.2%
Lennar Corp., Class A	24,700	2,650,557
PulteGroup, Inc.	51,200	2,757,632
Total		5,408,189
Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc.(a)	4,505	15,635,909
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.8%
Target Corp.	15,700	3,877,586
Specialty Retail 3.2%
AutoZone, Inc.(a)	280	433,762
Bath & Body Works, Inc.	20,800	1,403,584
Home Depot, Inc. (The)	6,300	2,054,934
Lowe’s Companies, Inc.	7,900	1,610,731
O’Reilly Automotive, Inc.(a)	4,450	2,643,656
Ross Stores, Inc.	23,000	2,723,200
TJX Companies, Inc. (The)	47,700	3,468,744
Victoria’s Secret & Co.(a)	6,933	459,658
Total		14,798,269
Textiles, Apparel & Luxury Goods 0.2%
Under Armour, Inc., Class A(a)	30,300	701,142
Total Consumer Discretionary		54,118,002
Consumer Staples 5.9%
Beverages 0.1%
Coca-Cola Co. (The)	9,400	529,314
Food & Staples Retailing 0.9%
Kroger Co. (The)	54,000	2,485,620
Walmart, Inc.	10,100	1,495,810
Total		3,981,430
Food Products 1.4%
JM Smucker Co. (The)	23,700	2,930,979
Tyson Foods, Inc., Class A	44,200	3,470,584
Total		6,401,563
Household Products 1.5%
Procter & Gamble Co. (The)	50,400	7,176,456
Tobacco 2.0%
Altria Group, Inc.	82,300	4,133,929
Philip Morris International, Inc.	50,300	5,180,900
Total		9,314,829
Total Consumer Staples		27,403,592
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
Cabot Oil & Gas Corp.	163,500	2,598,015
EOG Resources, Inc.	28,100	1,897,312
Exxon Mobil Corp.	43,600	2,377,072
Kinder Morgan, Inc.	180,300	2,933,481
Total		9,805,880
Total Energy		9,805,880
Financials 10.8%
Banks 2.9%
Bank of America Corp.	14,300	597,025
Citigroup, Inc.	47,100	3,386,961
JPMorgan Chase & Co.	37,300	5,966,135
KeyCorp	28,700	583,184
Regions Financial Corp.	140,400	2,868,372
Total		13,401,677
Capital Markets 2.8%
BlackRock, Inc.	1,450	1,367,770
Goldman Sachs Group, Inc. (The)	8,500	3,514,835
Morgan Stanley	39,100	4,083,213
T. Rowe Price Group, Inc.	18,300	4,096,821
Total		13,062,639
Consumer Finance 1.3%
Capital One Financial Corp.	23,900	3,966,683
Discover Financial Services	18,800	2,410,536
Total		6,377,219
Diversified Financial Services 0.8%
Berkshire Hathaway, Inc., Class B(a)	13,000	3,715,010
Insurance 3.0%
Allstate Corp. (The)	26,000	3,517,280
Arthur J Gallagher & Co.	14,600	2,096,852
Marsh & McLennan Companies, Inc.	14,600	2,295,120
MetLife, Inc.	48,600	3,013,200
Prudential Financial, Inc.	28,000	2,964,640
Total		13,887,092
Total Financials		50,443,637
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.3%
Biotechnology 1.8%
AbbVie, Inc.	28,500	3,442,230
Amgen, Inc.	1,900	428,507
Biogen, Inc.(a)	1,609	545,306
Gilead Sciences, Inc.	11,500	836,970
Regeneron Pharmaceuticals, Inc.(a)	1,850	1,245,790
Vertex Pharmaceuticals, Inc.(a)	9,150	1,832,654
Total		8,331,457
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	44,900	5,674,013
Baxter International, Inc.	19,100	1,455,802
Becton Dickinson and Co.	6,500	1,636,050
Danaher Corp.	4,800	1,555,968
Hologic, Inc.(a)	21,500	1,701,725
Total		12,023,558
Health Care Providers & Services 2.3%
Anthem, Inc.	3,700	1,387,981
Cigna Corp.	13,900	2,941,935
CVS Health Corp.	15,500	1,339,045
McKesson Corp.	17,100	3,490,794
UnitedHealth Group, Inc.	4,350	1,810,774
Total		10,970,529
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	12,600	2,210,922
IQVIA Holdings, Inc.(a)	14,600	3,792,058
Thermo Fisher Scientific, Inc.	3,150	1,748,093
Total		7,751,073
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	69,700	4,660,142
Johnson & Johnson	50,100	8,673,813
Merck & Co., Inc.	47,100	3,593,259
Pfizer, Inc.	135,100	6,224,057
Total		23,151,271
Total Health Care		62,227,888

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.4%
Aerospace & Defense 1.2%
General Dynamics Corp.	11,400	2,283,534
Textron, Inc.	44,000	3,197,480
Total		5,481,014
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	21,300	4,166,919
Airlines 0.2%
Delta Air Lines, Inc.(a)	9,500	384,180
Southwest Airlines Co.(a)	8,000	398,240
Total		782,420
Building Products 1.4%
Johnson Controls International PLC	52,400	3,919,520
Trane Technologies PLC	13,900	2,759,150
Total		6,678,670
Commercial Services & Supplies 0.1%
Cintas Corp.	1,550	613,444
Electrical Equipment 0.8%
Emerson Electric Co.	37,800	3,987,900
Machinery 2.3%
Deere & Co.	12,000	4,536,360
Parker-Hannifin Corp.	10,600	3,144,702
Snap-On, Inc.	13,300	2,991,835
Total		10,672,897
Professional Services 0.2%
Robert Half International, Inc.	11,300	1,168,420
Road & Rail 1.3%
Norfolk Southern Corp.	6,100	1,546,594
Union Pacific Corp.	20,000	4,336,800
Total		5,883,394
Total Industrials		39,435,078
Information Technology 28.3%
Communications Equipment 1.3%
Cisco Systems, Inc.	105,300	6,214,806
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.8%
Accenture PLC, Class A	17,800	5,990,768
Fidelity National Information Services, Inc.	12,800	1,635,456
Gartner, Inc.(a)	9,400	2,902,156
MasterCard, Inc., Class A	2,900	1,004,067
PayPal Holdings, Inc.(a)	4,600	1,327,836
VeriSign, Inc.(a)	13,900	3,006,014
Visa, Inc., Class A	8,300	1,901,530
Total		17,767,827
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.(a)	46,900	5,192,768
Broadcom, Inc.	6,600	3,281,586
Intel Corp.	42,100	2,275,926
Lam Research Corp.	6,825	4,127,896
NVIDIA Corp.	13,900	3,111,515
QUALCOMM, Inc.	30,500	4,474,045
Total		22,463,736
Software 11.3%
Adobe, Inc.(a)	10,950	7,267,515
Autodesk, Inc.(a)	12,000	3,721,080
Cadence Design Systems, Inc.(a)	4,800	784,704
Fortinet, Inc.(a)	10,500	3,308,970
Intuit, Inc.	9,600	5,434,656
Microsoft Corp.(b)	102,200	30,852,136
ServiceNow, Inc.(a)	1,350	868,914
Synopsys, Inc.(a)	1,600	531,584
Total		52,769,559
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	212,000	32,187,960
HP, Inc.	26,600	791,084
Total		32,979,044
Total Information Technology		132,194,972
Materials 2.5%
Chemicals 0.9%
Celanese Corp., Class A	5,300	840,580
Dow, Inc.	53,400	3,358,860
Total		4,199,440

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.9%
Avery Dennison Corp.	3,700	833,943
International Paper Co.	55,600	3,341,004
Total		4,174,947
Metals & Mining 0.7%
Nucor Corp.	26,300	3,091,828
Total Materials		11,466,215
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Iron Mountain, Inc.	69,300	3,309,075
Public Storage	5,200	1,682,772
Simon Property Group, Inc.	26,800	3,603,260
Weyerhaeuser Co.	95,300	3,430,800
Total		12,025,907
Total Real Estate		12,025,907
Utilities 2.2%
Electric Utilities 1.2%
Evergy, Inc.	16,500	1,129,425
FirstEnergy Corp.	29,900	1,162,213
NRG Energy, Inc.	77,300	3,530,291
Total		5,821,929
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)	127,500	3,043,425
Multi-Utilities 0.3%
DTE Energy Co.	10,700	1,287,638
Total Utilities		10,152,992
Total Common Stocks (Cost $266,596,645)		464,572,672

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(c),(d)	1,871,484	1,871,297
Total Money Market Funds (Cost $1,871,109)		1,871,297
Total Investments in Securities (Cost: $268,467,754)		466,443,969
Other Assets & Liabilities, Net		442,737
Net Assets		466,886,706

At August 31, 2021, securities and/or cash totaling $286,786 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	13	09/2021	USD	2,938,325	186,247	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	7,860,589	31,575,606	(37,564,697)	(201)	1,871,297	201	2,088	1,871,484
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	55,298,509	—	—	55,298,509
Consumer Discretionary	54,118,002	—	—	54,118,002
Consumer Staples	27,403,592	—	—	27,403,592
Energy	9,805,880	—	—	9,805,880
Financials	50,443,637	—	—	50,443,637
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
August 31, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	62,227,888	—	—	62,227,888
Industrials	39,435,078	—	—	39,435,078
Information Technology	132,194,972	—	—	132,194,972
Materials	11,466,215	—	—	11,466,215
Real Estate	12,025,907	—	—	12,025,907
Utilities	10,152,992	—	—	10,152,992
Total Common Stocks	464,572,672	—	—	464,572,672
Money Market Funds	1,871,297	—	—	1,871,297
Total Investments in Securities	466,443,969	—	—	466,443,969
Investments in Derivatives
Asset
Futures Contracts	186,247	—	—	186,247
Total	466,630,216	—	—	466,630,216
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	11

Statement of Assets and Liabilities
August 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $266,596,645)	$464,572,672
Affiliated issuers (cost $1,871,109)	1,871,297
Receivable for:
Capital shares sold	98,994
Dividends	645,246
Expense reimbursement due from Investment Manager	5,036
Prepaid expenses	11,886
Other assets	12,876
Total assets	467,218,007
Liabilities
Payable for:
Capital shares purchased	107,868
Variation margin for futures contracts	3,055
Management services fees	9,598
Distribution and/or service fees	1,307
Transfer agent fees	55,401
Compensation of board members	143,078
Compensation of chief compliance officer	48
Other expenses	10,946
Total liabilities	331,301
Net assets applicable to outstanding capital stock	$466,886,706
Represented by
Paid in capital	198,010,690
Total distributable earnings (loss)	268,876,016
Total - representing net assets applicable to outstanding capital stock	$466,886,706
Class A
Net assets	$66,597,452
Shares outstanding	2,101,906
Net asset value per share	$31.68
Advisor Class
Net assets	$8,212,836
Shares outstanding	262,632
Net asset value per share	$31.27
Institutional Class
Net assets	$95,399,787
Shares outstanding	3,013,854
Net asset value per share	$31.65
Institutional 2 Class
Net assets	$8,265,798
Shares outstanding	262,239
Net asset value per share	$31.52
Institutional 3 Class
Net assets	$226,364,674
Shares outstanding	7,141,865
Net asset value per share	$31.70
Class R
Net assets	$62,046,159
Shares outstanding	1,966,120
Net asset value per share	$31.56
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended August 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,083,091
Dividends — affiliated issuers	2,088
Total income	4,085,179
Expenses:
Management services fees	1,813,092
Distribution and/or service fees
Class A	80,241
Class R	156,449
Transfer agent fees
Class A	61,286
Advisor Class	7,676
Institutional Class	88,428
Institutional 2 Class	2,520
Institutional 3 Class	8,500
Class R	59,759
Compensation of board members	28,891
Custodian fees	3,604
Printing and postage fees	8,873
Registration fees	49,938
Audit fees	14,951
Legal fees	8,406
Interest on collateral	106
Compensation of chief compliance officer	44
Other	7,358
Total expenses	2,400,122
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(975,782)
Fees waived by transfer agent
Institutional 2 Class	(128)
Institutional 3 Class	(2,630)
Total net expenses	1,421,582
Net investment income	2,663,597
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	70,516,008
Investments — affiliated issuers	201
Futures contracts	1,283,004
Net realized gain	71,799,213
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	19,603,630
Investments — affiliated issuers	(201)
Futures contracts	37,913
Net change in unrealized appreciation (depreciation)	19,641,342
Net realized and unrealized gain	91,440,555
Net increase in net assets resulting from operations	$94,104,152
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Operations
Net investment income	$2,663,597	$5,531,537
Net realized gain	71,799,213	22,648,502
Net change in unrealized appreciation (depreciation)	19,641,342	91,492,066
Net increase in net assets resulting from operations	94,104,152	119,672,105
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,242,156)	(4,505,290)
Advisor Class	(402,778)	(990,442)
Institutional Class	(4,902,970)	(6,631,927)
Institutional 2 Class	(454,513)	(761,560)
Institutional 3 Class	(11,821,955)	(18,311,383)
Class R	(3,141,551)	(4,161,044)
Total distributions to shareholders	(23,965,923)	(35,361,646)
Increase (decrease) in net assets from capital stock activity	(90,837,839)	810,973
Total increase (decrease) in net assets	(20,699,610)	85,121,432
Net assets at beginning of period	487,586,316	402,464,884
Net assets at end of period	$466,886,706	$487,586,316
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2021 (Unaudited)		February 28, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	164,190	4,898,112	280,091	6,662,555
Distributions reinvested	91,376	2,689,188	158,667	3,675,238
Redemptions	(293,701)	(8,857,104)	(740,543)	(18,101,523)
Net decrease	(38,135)	(1,269,804)	(301,785)	(7,763,730)
Advisor Class
Subscriptions	15,071	452,220	67,303	1,542,820
Distributions reinvested	13,874	402,778	43,533	990,442
Redemptions	(62,214)	(1,847,108)	(341,527)	(8,253,798)
Net decrease	(33,269)	(992,110)	(230,691)	(5,720,536)
Institutional Class
Subscriptions	129,451	3,875,962	377,887	8,820,872
Distributions reinvested	143,632	4,221,341	244,043	5,661,877
Redemptions	(391,358)	(11,577,946)	(1,709,689)	(37,842,447)
Net decrease	(118,275)	(3,480,643)	(1,087,759)	(23,359,698)
Institutional 2 Class
Subscriptions	38,565	1,157,080	122,167	2,861,702
Distributions reinvested	15,539	454,512	33,002	761,559
Redemptions	(114,137)	(3,441,732)	(335,196)	(7,715,412)
Net decrease	(60,033)	(1,830,140)	(180,027)	(4,092,151)
Institutional 3 Class
Subscriptions	307,426	9,099,317	4,601,237	99,913,321
Distributions reinvested	188,386	5,540,439	405,751	9,469,012
Redemptions	(3,036,660)	(92,569,328)	(2,853,671)	(65,358,220)
Net increase (decrease)	(2,540,848)	(77,929,572)	2,153,317	44,024,113
Class R
Subscriptions	274,977	8,110,495	658,851	16,092,539
Distributions reinvested	104,298	3,059,062	168,570	3,884,605
Redemptions	(550,665)	(16,505,127)	(917,703)	(22,254,169)
Net decrease	(171,390)	(5,335,570)	(90,282)	(2,277,025)
Total net increase (decrease)	(2,961,950)	(90,837,839)	262,773	810,973
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2021 (Unaudited)	$27.58	0.13	5.61	5.74	(0.04)	(1.60)	(1.64)
Year Ended 2/28/2021	$23.11	0.25	6.18	6.43	(0.26)	(1.70)	(1.96)
Year Ended 2/29/2020	$23.52	0.27	0.32	0.59	(0.24)	(0.76)	(1.00)
Year Ended 2/28/2019	$25.12	0.28	0.69	0.97	(0.24)	(2.33)	(2.57)
Year Ended 2/28/2018	$23.81	0.32	4.16	4.48	(0.32)	(2.85)	(3.17)
Year Ended 2/28/2017	$19.69	0.29	4.14	4.43	(0.31)	—	(0.31)
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$27.21	0.17	5.54	5.71	(0.05)	(1.60)	(1.65)
Year Ended 2/28/2021	$22.83	0.31	6.09	6.40	(0.32)	(1.70)	(2.02)
Year Ended 2/29/2020	$23.23	0.33	0.32	0.65	(0.29)	(0.76)	(1.05)
Year Ended 2/28/2019	$24.85	0.36	0.65	1.01	(0.30)	(2.33)	(2.63)
Year Ended 2/28/2018	$23.58	0.37	4.13	4.50	(0.38)	(2.85)	(3.23)
Year Ended 2/28/2017	$19.49	0.36	4.09	4.45	(0.36)	—	(0.36)
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$27.53	0.17	5.60	5.77	(0.05)	(1.60)	(1.65)
Year Ended 2/28/2021	$23.07	0.31	6.17	6.48	(0.32)	(1.70)	(2.02)
Year Ended 2/29/2020	$23.47	0.32	0.33	0.65	(0.29)	(0.76)	(1.05)
Year Ended 2/28/2019	$25.07	0.34	0.69	1.03	(0.30)	(2.33)	(2.63)
Year Ended 2/28/2018	$23.77	0.38	4.15	4.53	(0.38)	(2.85)	(3.23)
Year Ended 2/28/2017	$19.65	0.34	4.14	4.48	(0.36)	—	(0.36)
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$27.40	0.19	5.59	5.78	(0.06)	(1.60)	(1.66)
Year Ended 2/28/2021	$22.97	0.34	6.14	6.48	(0.35)	(1.70)	(2.05)
Year Ended 2/29/2020	$23.37	0.35	0.32	0.67	(0.31)	(0.76)	(1.07)
Year Ended 2/28/2019	$24.98	0.37	0.68	1.05	(0.33)	(2.33)	(2.66)
Year Ended 2/28/2018	$23.69	0.40	4.14	4.54	(0.40)	(2.85)	(3.25)
Year Ended 2/28/2017	$19.58	0.36	4.13	4.49	(0.38)	—	(0.38)
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$27.54	0.20	5.62	5.82	(0.06)	(1.60)	(1.66)
Year Ended 2/28/2021	$23.08	0.35	6.17	6.52	(0.36)	(1.70)	(2.06)
Year Ended 2/29/2020	$23.47	0.38	0.31	0.69	(0.32)	(0.76)	(1.08)
Year Ended 2/28/2019	$25.07	0.38	0.69	1.07	(0.34)	(2.33)	(2.67)
Year Ended 2/28/2018	$23.77	0.44	4.13	4.57	(0.42)	(2.85)	(3.27)
Year Ended 2/28/2017	$19.65	0.37	4.14	4.51	(0.39)	—	(0.39)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2021 (Unaudited)	$31.68	21.28%	1.24%(c),(d)	0.84%(c),(d)	0.86%(c)	36%	$66,597
Year Ended 2/28/2021	$27.58	29.53%	1.25%(d)	0.85%(d),(e)	1.02%	81%	$59,015
Year Ended 2/29/2020	$23.11	2.33%	1.20%	0.88%(e)	1.11%	77%	$56,439
Year Ended 2/28/2019	$23.52	4.14%	1.21%	0.89%	1.17%	99%	$75,497
Year Ended 2/28/2018	$25.12	19.81%	1.23%	0.89%	1.31%	70%	$60,502
Year Ended 2/28/2017	$23.81	22.62%	1.24%	0.89%(e)	1.32%	79%	$79,005
Advisor Class
Six Months Ended 8/31/2021 (Unaudited)	$31.27	21.46%	0.99%(c),(d)	0.59%(c),(d)	1.11%(c)	36%	$8,213
Year Ended 2/28/2021	$27.21	29.79%	1.00%(d)	0.61%(d),(e)	1.29%	81%	$8,052
Year Ended 2/29/2020	$22.83	2.60%	0.95%	0.63%(e)	1.38%	77%	$12,021
Year Ended 2/28/2019	$23.23	4.38%	0.96%	0.64%	1.53%	99%	$5,222
Year Ended 2/28/2018	$24.85	20.12%	0.98%	0.64%	1.48%	70%	$663
Year Ended 2/28/2017	$23.58	22.98%	0.99%	0.64%(e)	1.64%	79%	$260
Institutional Class
Six Months Ended 8/31/2021 (Unaudited)	$31.65	21.43%	0.99%(c),(d)	0.59%(c),(d)	1.11%(c)	36%	$95,400
Year Ended 2/28/2021	$27.53	29.83%	1.00%(d)	0.60%(d),(e)	1.27%	81%	$86,219
Year Ended 2/29/2020	$23.07	2.58%	0.94%	0.63%(e)	1.34%	77%	$97,348
Year Ended 2/28/2019	$23.47	4.42%	0.96%	0.64%	1.41%	99%	$329,587
Year Ended 2/28/2018	$25.07	20.08%	0.98%	0.64%	1.56%	70%	$260,985
Year Ended 2/28/2017	$23.77	22.94%	0.99%	0.64%(e)	1.57%	79%	$256,195
Institutional 2 Class
Six Months Ended 8/31/2021 (Unaudited)	$31.52	21.56%	0.86%(c),(d)	0.45%(c),(d)	1.25%(c)	36%	$8,266
Year Ended 2/28/2021	$27.40	29.96%	0.86%(d)	0.48%(d)	1.40%	81%	$8,831
Year Ended 2/29/2020	$22.97	2.66%	0.85%	0.54%	1.46%	77%	$11,538
Year Ended 2/28/2019	$23.37	4.50%	0.87%	0.54%	1.56%	99%	$26,349
Year Ended 2/28/2018	$24.98	20.20%	0.87%	0.55%	1.63%	70%	$11,486
Year Ended 2/28/2017	$23.69	23.08%	0.86%	0.56%	1.66%	79%	$7,078
Institutional 3 Class
Six Months Ended 8/31/2021 (Unaudited)	$31.70	21.61%	0.81%(c),(d)	0.40%(c),(d)	1.28%(c)	36%	$226,365
Year Ended 2/28/2021	$27.54	30.01%	0.81%(d)	0.43%(d)	1.44%	81%	$266,693
Year Ended 2/29/2020	$23.08	2.73%	0.81%	0.49%	1.59%	77%	$173,757
Year Ended 2/28/2019	$23.47	4.58%	0.81%	0.49%	1.61%	99%	$55,689
Year Ended 2/28/2018	$25.07	20.24%	0.82%	0.50%	1.77%	70%	$28,180
Year Ended 2/28/2017	$23.77	23.11%	0.81%	0.51%	1.71%	79%	$5,016
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 8/31/2021 (Unaudited)	$27.50	0.09	5.60	5.69	(0.03)	(1.60)	(1.63)
Year Ended 2/28/2021	$23.05	0.19	6.16	6.35	(0.20)	(1.70)	(1.90)
Year Ended 2/29/2020	$23.48	0.21	0.31	0.52	(0.19)	(0.76)	(0.95)
Year Ended 2/28/2019	$25.08	0.22	0.69	0.91	(0.18)	(2.33)	(2.51)
Year Ended 2/28/2018	$23.78	0.26	4.15	4.41	(0.26)	(2.85)	(3.11)
Year Ended 2/28/2017	$19.66	0.23	4.15	4.38	(0.26)	—	(0.26)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2021 (Unaudited)	$31.56	21.15%	1.49%(c),(d)	1.09%(c),(d)	0.60%(c)	36%	$62,046
Year Ended 2/28/2021	$27.50	29.22%	1.50%(d)	1.10%(d),(e)	0.77%	81%	$58,775
Year Ended 2/29/2020	$23.05	2.04%	1.45%	1.13%(e)	0.86%	77%	$51,362
Year Ended 2/28/2019	$23.48	3.88%	1.46%	1.14%	0.93%	99%	$53,131
Year Ended 2/28/2018	$25.08	19.51%	1.48%	1.14%	1.06%	70%	$38,251
Year Ended 2/28/2017	$23.78	22.36%	1.49%	1.14%(e)	1.08%	79%	$37,996
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	19

Notes to Financial Statements
August 31, 2021 (Unaudited)
Note 1. Organization
Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	186,247*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,283,004

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	37,913
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	6,301,923

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2021 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
24	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective July 1, 2021 through June 30, 2022, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended August 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.19
Institutional Class	0.19
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Class R	0.19
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2022
Class A	0.84%
Advisor Class	0.59
Institutional Class	0.59
Institutional 2 Class	0.45
Institutional 3 Class	0.40
Class R	1.09
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective July 1, 2021 through June 30, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
268,468,000	200,213,000	(2,051,000)	198,162,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
26	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $170,493,666 and $275,282,468, respectively, for the six months ended August 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2021.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At August 31, 2021, two unaffiliated shareholders of record owned 42.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 15.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a
28	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
August 31, 2021 (Unaudited)
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	29

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
30	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	31

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
32	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2021	33

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Columbia Large Cap Enhanced Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR173_02_L01_(10/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	October 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	October 22, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	October 22, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	October 22, 2021